UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

February 28, 2011

1.855576.103

HUN-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.7%
Ford Motor Co. (a)(d)	3,223,668	$ 48,516,203
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	909,032	68,795,542
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	305,086	52,868,353
Media - 3.2%
Comcast Corp. Class A	2,400,647	61,840,667
News Corp. Class A	1,964,900	34,130,313
The Walt Disney Co.	1,629,262	71,263,920
Time Warner, Inc.	954,452	36,460,066
		203,694,966
Multiline Retail - 0.5%
Target Corp.	609,242	32,015,667
Specialty Retail - 1.3%
Home Depot, Inc.	1,410,062	52,835,023
Lowe's Companies, Inc.	1,187,372	31,073,525
		83,908,548
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	328,935	29,285,083
TOTAL CONSUMER DISCRETIONARY		519,084,362
CONSUMER STAPLES - 12.7%
Beverages - 3.3%
PepsiCo, Inc.	1,363,616	86,480,527
The Coca-Cola Co.	1,997,907	127,706,215
		214,186,742
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	371,985	27,820,758
CVS Caremark Corp.	1,169,128	38,651,372
Wal-Mart Stores, Inc.	1,685,631	87,619,099
Walgreen Co.	796,538	34,521,957
		188,613,186
Food Products - 1.2%
Campbell Soup Co. (d)	164,784	5,546,629
H.J. Heinz Co.	275,974	13,859,414
Kraft Foods, Inc. Class A (d)	1,502,945	47,853,769
Sara Lee Corp.	550,032	9,416,548
		76,676,360
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.9%
Colgate-Palmolive Co.	415,307	$ 32,609,906
Procter & Gamble Co.	2,408,460	151,853,403
		184,463,309
Personal Products - 0.2%
Avon Products, Inc.	369,272	10,269,454
Tobacco - 2.2%
Altria Group, Inc.	1,796,393	45,574,490
Philip Morris International, Inc.	1,561,127	98,007,553
		143,582,043
TOTAL CONSUMER STAPLES		817,791,094
ENERGY - 15.0%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	371,073	26,364,737
Halliburton Co.	782,575	36,734,071
National Oilwell Varco, Inc.	361,059	28,729,465
Schlumberger Ltd.	1,173,929	109,668,447
		201,496,720
Oil, Gas & Consumable Fuels - 11.9%
Chevron Corp.	1,731,518	179,644,993
ConocoPhillips	1,264,139	98,438,504
Devon Energy Corp.	371,612	33,980,201
Exxon Mobil Corp.	4,338,678	371,087,131
Occidental Petroleum Corp.	699,158	71,293,141
Williams Companies, Inc.	503,148	15,275,573
		769,719,543
TOTAL ENERGY		971,216,263
FINANCIALS - 15.5%
Capital Markets - 2.2%
Bank of New York Mellon Corp.	1,067,303	32,435,338
Goldman Sachs Group, Inc.	439,880	72,043,546
Morgan Stanley	1,301,697	38,634,367
		143,113,251
Commercial Banks - 3.1%
Regions Financial Corp.	1,080,749	8,256,922
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,650,536	$ 45,769,363
Wells Fargo & Co.	4,516,093	145,689,160
		199,715,445
Consumer Finance - 0.9%
American Express Co.	901,088	39,260,404
Capital One Financial Corp.	393,144	19,566,777
		58,827,181
Diversified Financial Services - 6.3%
Bank of America Corp.	8,677,384	123,999,817
Citigroup, Inc. (a)	24,995,119	116,977,157
JPMorgan Chase & Co.	3,363,506	157,042,095
NYSE Euronext	224,567	8,308,979
		406,328,048
Insurance - 2.8%
Allstate Corp.	463,060	14,716,047
Berkshire Hathaway, Inc. Class B (a)	1,488,874	129,948,923
MetLife, Inc.	779,782	36,930,476
		181,595,446
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.	461,130	11,256,183
TOTAL FINANCIALS		1,000,835,554
HEALTH CARE - 9.9%
Biotechnology - 1.1%
Amgen, Inc. (a)	812,931	41,727,748
Gilead Sciences, Inc. (a)	698,541	27,229,128
		68,956,876
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	501,385	26,648,613
Medtronic, Inc.	929,148	37,091,588
		63,740,201
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	946,400	40,297,712
Pharmaceuticals - 7.2%
Abbott Laboratories	1,330,039	63,974,876
Bristol-Myers Squibb Co.	1,472,754	38,011,781
Johnson & Johnson	2,362,911	145,177,252
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,650,827	$ 86,337,435
Pfizer, Inc.	6,891,859	132,599,367
		466,100,711
TOTAL HEALTH CARE		639,095,500
INDUSTRIALS - 9.7%
Aerospace & Defense - 3.3%
General Dynamics Corp.	325,015	24,740,142
Honeywell International, Inc.	671,270	38,873,246
Lockheed Martin Corp.	254,084	20,113,289
Raytheon Co.	313,657	16,062,375
The Boeing Co.	631,181	45,451,344
United Technologies Corp.	794,510	66,373,365
		211,613,761
Air Freight & Logistics - 1.4%
FedEx Corp.	270,722	24,370,394
United Parcel Service, Inc. Class B	850,891	62,795,756
		87,166,150
Industrial Conglomerates - 3.8%
3M Co.	615,074	56,728,275
General Electric Co.	9,167,449	191,783,033
		248,511,308
Machinery - 0.9%
Caterpillar, Inc.	546,107	56,210,794
Road & Rail - 0.3%
Norfolk Southern Corp.	312,650	20,503,587
TOTAL INDUSTRIALS		624,005,600
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	4,769,060	88,513,754
QUALCOMM, Inc.	1,391,900	82,929,402
		171,443,156
Computers & Peripherals - 6.7%
Apple, Inc. (a)	789,261	278,774,878
Dell, Inc. (a)(d)	1,444,936	22,873,337
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	1,772,790	$ 48,237,616
Hewlett-Packard Co.	1,951,194	85,130,594
		435,016,425
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	214,608	131,640,547
IT Services - 3.0%
International Business Machines Corp.	1,068,943	173,040,493
MasterCard, Inc. Class A	83,332	20,046,346
		193,086,839
Office Electronics - 0.2%
Xerox Corp.	1,193,561	12,830,781
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	4,799,379	103,042,667
Texas Instruments, Inc.	1,010,259	35,975,323
		139,017,990
Software - 4.4%
Microsoft Corp.	6,477,923	172,183,193
Oracle Corp.	3,330,550	109,575,095
		281,758,288
TOTAL INFORMATION TECHNOLOGY		1,364,794,026
MATERIALS - 2.7%
Chemicals - 1.8%
Dow Chemical Co.	998,695	37,111,506
E.I. du Pont de Nemours & Co.	785,465	43,098,465
Monsanto Co.	461,517	33,178,457
		113,388,428
Metals & Mining - 0.9%
Alcoa, Inc.	878,861	14,808,808
Freeport-McMoRan Copper & Gold, Inc.	810,298	42,905,279
		57,714,087
TOTAL MATERIALS		171,102,515
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	5,085,036	$ 144,313,322
Verizon Communications, Inc.	2,432,198	89,796,750
		234,110,072
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	2,570,090	11,231,293
TOTAL TELECOMMUNICATION SERVICES		245,341,365
UTILITIES - 1.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	413,235	14,785,548
Entergy Corp.	155,662	11,083,134
Exelon Corp.	569,089	23,765,157
Southern Co.	721,603	27,500,290
		77,134,129
TOTAL COMMON STOCKS (Cost $6,763,085,705)		6,430,400,408
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.26% 4/28/11 to 6/30/11 (e) (Cost $8,845,460)	$ 8,850,000	8,847,067
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	245	$ 245
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	42,091,150	42,091,150
TOTAL MONEY MARKET FUNDS (Cost $42,091,395)		42,091,395
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,814,022,560)		6,481,338,870
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(22,644,397)
NET ASSETS - 100%		$ 6,458,694,473
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
249 CME E-mini S&P 500 Index Contracts	March 2011	$ 16,509,945	$ 878,935
33 CME S&P 500 Index Contracts	March 2011	10,940,325	(87,512)
TOTAL EQUITY INDEX CONTRACTS		$ 27,450,270	$ 791,423

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,998,903.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,931
Fidelity Securities Lending Cash Central Fund	11,507
Total	$ 32,438
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 519,084,362	$ 519,084,362	$ -	$ -
Consumer Staples	817,791,094	817,791,094	-	-
Energy	971,216,263	971,216,263	-	-
Financials	1,000,835,554	1,000,835,554	-	-
Health Care	639,095,500	639,095,500	-	-
Industrials	624,005,600	624,005,600	-	-
Information Technology	1,364,794,026	1,364,794,026	-	-
Materials	171,102,515	171,102,515	-	-
Telecommunication Services	245,341,365	245,341,365	-	-
Utilities	77,134,129	77,134,129	-	-
U.S. Government and Government Agency Obligations	8,847,067	-	8,847,067	-
Money Market Funds	42,091,395	42,091,395	-	-
Total Investments in Securities:	$ 6,481,338,870	$ 6,472,491,803	$ 8,847,067	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 878,935	$ 878,935	$ -	$ -
Liabilities
Futures Contracts	$ (87,512)	$ (87,512)	$ -	$ -
Total Derivative Instruments:	$ 791,423	$ 791,423	$ -	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $6,836,360,505. Net unrealized depreciation aggregated $355,021,635, of which $737,806,728 related to appreciated investment securities and $1,092,828,363 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 28, 2011

1.814098.106

EIF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,488	$ 20,296
Ballard Power Systems, Inc. (a)	6,442	13,995
China Automotive Systems, Inc. (a)(d)	2,230	25,890
China XD Plastics Co. Ltd. (a)(d)	4,588	32,667
Dorman Products, Inc. (a)	1,496	51,866
Exide Technologies (a)	5,824	69,306
Federal-Mogul Corp. Class A (a)	7,538	158,373
Fuel Systems Solutions, Inc. (a)	1,416	41,234
Gentex Corp.	10,929	330,930
Motorcar Parts of America, Inc. (a)	1,158	16,502
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	963	4,950
Shiloh Industries, Inc.	1,044	12,455
SORL Auto Parts, Inc. (a)	1,464	10,380
Spartan Motors, Inc.	2,787	17,697
Strattec Security Corp.	415	13,903
Wonder Auto Technology, Inc. (a)	2,915	19,997
		840,441
Automobiles - 0.1%
Kandi Technologies Corp. (a)	3,592	12,895
Tesla Motors, Inc. (a)(d)	7,080	169,141
		182,036
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	12,619
Core-Mark Holding Co., Inc. (a)	1,192	40,468
LKQ Corp. (a)	10,982	260,932
Pool Corp.	3,639	90,829
Weyco Group, Inc.	1,363	34,729
		439,577
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	1,271	53,916
Apollo Group, Inc. Class A (non-vtg.) (a)	11,441	517,820
Archipelago Learning, Inc. (a)	2,692	28,751
Cambium Learning Group, Inc. (a)	3,505	12,548
Capella Education Co. (a)	1,212	69,896
Career Education Corp. (a)	6,010	144,901
ChinaCast Education Corp. (a)	5,272	34,637
ChinaEdu Corp. sponsored ADR (a)	1,016	7,813
Coinstar, Inc. (a)(d)	2,374	101,322
Collectors Universe, Inc.	712	9,840
Corinthian Colleges, Inc. (a)(d)	6,096	31,943
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management Corp. (a)(d)	10,667	$ 206,620
Global Education & Technology Group Ltd. ADR (a)	620	5,326
Grand Canyon Education, Inc. (a)	3,280	52,742
Learning Tree International, Inc.	1,097	10,213
Lincoln Educational Services Corp.	1,850	28,694
Matthews International Corp. Class A	2,332	86,634
National American University Holdings, Inc.	1,829	13,699
Nobel Learning Communities, Inc. (a)	750	7,110
Princeton Review, Inc. (a)	2,376	2,186
Steiner Leisure Ltd. (a)	1,043	49,188
Stewart Enterprises, Inc. Class A	6,460	49,225
StoneMor Partners LP	1,515	43,662
Strayer Education, Inc.	1,084	148,985
		1,717,671
Hotels, Restaurants & Leisure - 1.7%
AFC Enterprises, Inc. (a)	2,444	36,147
Ambassadors Group, Inc.	1,175	12,514
Ambassadors International, Inc. (a)	976	1,044
Ameristar Casinos, Inc.	4,856	81,338
Benihana, Inc. (a)	789	7,133
Benihana, Inc. Class A (sub. vtg.) (a)	376	3,459
BJ's Restaurants, Inc. (a)	2,046	73,554
Bob Evans Farms, Inc.	2,352	73,712
Bravo Brio Restaurant Group, Inc.	1,420	24,467
Buffalo Wild Wings, Inc. (a)	1,324	70,159
California Pizza Kitchen, Inc. (a)	1,973	33,225
Caribou Coffee Co., Inc. (a)	2,780	27,355
Carrols Restaurant Group, Inc. (a)	1,638	12,973
Century Casinos, Inc. (a)	1,085	2,821
China Lodging Group Ltd. ADR	1,303	21,526
Churchill Downs, Inc.	1,407	58,756
Cosi, Inc. (a)(d)	1,996	2,914
Cracker Barrel Old Country Store, Inc.	1,713	85,376
Ctrip.com International Ltd. sponsored ADR (a)	11,295	437,907
Denny's Corp. (a)	9,181	35,714
Einstein Noah Restaurant Group, Inc.	1,406	22,623
eLong, Inc. sponsored ADR (a)	893	11,564
Empire Resorts, Inc. (a)(d)	4,691	3,847
Famous Dave's of America, Inc. (a)	1,672	17,155
Gaming Partners International Corp.	597	4,412
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Great Wolf Resorts, Inc. (a)	3,173	$ 8,726
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,406	81,347
International Speedway Corp. Class A	2,050	56,826
Interval Leisure Group, Inc. (a)	4,080	68,993
Isle of Capri Casinos, Inc. (a)	2,440	22,570
Jack in the Box, Inc. (a)	4,121	90,662
Jamba, Inc. (a)	4,136	9,554
Lakes Entertainment, Inc. (a)	2,346	6,287
McCormick & Schmick's Seafood Restaurants (a)	992	10,188
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	14,486	100,678
Monarch Casino & Resort, Inc. (a)	2,000	20,900
Morgans Hotel Group Co. (a)	2,134	18,971
MTR Gaming Group, Inc. (a)	1,922	5,170
Multimedia Games, Inc. (a)	3,590	19,745
O'Charleys, Inc. (a)	1,573	9,989
P.F. Chang's China Bistro, Inc.	1,700	78,948
Panera Bread Co. Class A (a)	2,147	250,662
Papa John's International, Inc. (a)	2,041	59,556
Peet's Coffee & Tea, Inc. (a)	1,065	45,539
Penn National Gaming, Inc. (a)	6,123	219,020
PokerTek, Inc. (a)(d)	227	325
Premier Exhibitions, Inc. (a)	1,302	2,265
Red Robin Gourmet Burgers, Inc. (a)	1,445	34,478
Rick's Cabaret International, Inc. (a)	524	5,701
Ruth's Hospitality Group, Inc. (a)	3,483	17,450
Scientific Games Corp. Class A (a)	6,896	61,788
Shuffle Master, Inc. (a)	4,163	39,174
Sonic Corp. (a)	4,845	43,024
Starbucks Corp.	56,923	1,877,321
Texas Roadhouse, Inc. Class A	5,357	90,962
The Cheesecake Factory, Inc. (a)	4,404	127,892
Town Sports International Holdings, Inc. (a)	1,521	7,012
Wynn Resorts Ltd.	9,558	1,174,965
		5,828,383
Household Durables - 0.3%
Bassett Furniture Industries, Inc. (a)	931	6,284
Cavco Industries, Inc. (a)	956	39,024
CTI Industries Corp.	672	4,435
Deer Consumer Products, Inc. (a)(d)	2,580	28,432
Dixie Group, Inc. (a)	767	3,697
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	620	$ 9,083
Garmin Ltd. (d)	14,902	505,923
Helen of Troy Ltd. (a)	2,217	61,921
Hooker Furniture Corp.	696	9,480
iRobot Corp. (a)	2,106	60,484
Lifetime Brands, Inc. (a)	634	7,614
SGOCO Technology Ltd. (a)	1,000	4,600
SodaStream International Ltd.	1,273	56,305
Stanley Furniture Co., Inc. (a)	825	4,538
Universal Electronics, Inc. (a)	1,462	39,840
		841,660
Internet & Catalog Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	4,787
Amazon.com, Inc. (a)	34,481	5,975,212
Bidz.com, Inc. (a)	6,158	9,853
Blue Nile, Inc. (a)(d)	1,069	61,125
dELiA*s, Inc. (a)	2,226	4,385
drugstore.com, Inc. (a)(d)	9,138	18,185
Expedia, Inc.	19,509	387,449
Gaiam, Inc. Class A	2,894	22,139
Geeknet, Inc. (a)	449	12,572
Hollywood Media Corp. (a)	7,113	11,736
HSN, Inc. (a)	4,388	142,522
Liberty Media Corp. Interactive Series A (a)	45,066	723,760
MakeMyTrip Ltd. (d)	2,600	68,770
Mecox Lane Ltd. ADR	800	4,296
Netflix, Inc. (a)	4,019	830,607
NutriSystem, Inc. (d)	2,035	26,923
Overstock.com, Inc. (a)	2,066	31,507
PetMed Express, Inc.	1,606	23,913
Priceline.com, Inc. (a)	3,766	1,709,312
Shutterfly, Inc. (a)	2,004	85,571
US Auto Parts Network, Inc. (a)	2,459	19,967
ValueVision Media, Inc. Class A (a)	2,649	17,722
Vitacost.com, Inc. (a)	2,000	10,260
		10,202,573
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	819	10,409
Black Diamond, Inc. (a)	1,564	10,588
Escalade, Inc.	749	4,367
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Gametech International, Inc. (a)	660	$ 215
Hasbro, Inc.	10,491	471,046
JAKKS Pacific, Inc. (a)	2,354	43,879
Johnson Outdoors, Inc. Class A (a)	771	11,904
Mattel, Inc.	27,452	687,947
RC2 Corp. (a)	1,548	33,607
Smith & Wesson Holding Corp. (a)	5,026	20,054
Summer Infant, Inc. (a)	548	4,028
		1,298,044
Media - 5.6%
AirMedia Group, Inc. ADR (a)	3,030	19,968
Ascent Media Corp. (a)	1,358	56,656
Beasley Broadcast Group, Inc. Class A (a)	689	4,224
Bona Film Group Ltd. sponsored ADR	800	6,080
Carmike Cinemas, Inc. (a)	1,268	9,104
Central European Media Enterprises Ltd. Class A (a)(d)	4,404	86,759
Charter Communications, Inc. Class A (a)	8,672	396,917
China MediaExpress Holdings, Inc. (a)(d)	2,750	38,803
China Yida Holding Co. (a)(d)	1,936	16,456
ChinaNet Online Holdings, Inc. (a)	1,300	5,434
CKX, Inc. (a)	7,153	25,250
Comcast Corp.:
Class A	158,483	4,082,522
Class A (special) (non-vtg.)	57,652	1,402,097
Crown Media Holdings, Inc. Class A (a)(d)	28,919	70,273
CTC Media, Inc.	12,345	259,739
Cumulus Media, Inc. Class A (a)(d)	3,181	15,523
Daily Journal Corp. (a)	100	7,244
DIRECTV (a)	64,109	2,947,091
Discovery Communications, Inc. (a)	10,546	454,638
Discovery Communications, Inc. Class C (a)	11,021	419,569
DISH Network Corp. Class A (a)	15,673	364,397
DreamWorks Animation SKG, Inc. Class A (a)	6,026	166,438
Emmis Communications Corp. Class A (a)	2,486	2,735
Fisher Communications, Inc. (a)	802	21,462
Focus Media Holding Ltd. ADR (a)	9,688	256,926
Global Sources Ltd. (a)	2,562	29,463
Global Traffic Network, Inc. (a)	1,198	15,035
Harris Interactive, Inc. (a)	4,199	4,157
Insignia Systems, Inc.	738	4,937
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
interCLICK, Inc. (a)	1,301	$ 7,338
Knology, Inc. (a)	2,562	35,663
Lamar Advertising Co. Class A (a)	5,926	229,751
Liberty Global, Inc.:
Class A (a)(d)	9,347	393,509
Class B (a)	234	9,849
Class C (a)	9,501	378,995
Liberty Media Corp.:
Capital Series A (a)	6,855	497,399
Starz Series A (a)	3,967	278,483
LodgeNet Entertainment Corp. (a)	2,000	7,120
Madison Square Garden, Inc. Class A (a)	4,933	140,886
MDC Partners, Inc. Class A (sub. vtg.)	2,133	37,008
Mediacom Communications Corp. Class A (a)	3,349	29,538
Morningstar, Inc.	3,650	214,182
National CineMedia, Inc.	4,109	77,619
Navarre Corp. (a)	2,626	5,331
New Frontier Media, Inc. (a)	2,838	5,988
News Corp.:
Class A	140,928	2,447,919
Class B	60,453	1,112,335
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	8,139
Outdoor Channel Holdings, Inc.	1,940	15,190
Private Media Group, Inc. (a)	3,679	2,722
Radio One, Inc. Class D (non-vtg.) (a)	3,233	7,177
ReachLocal, Inc. (d)	2,328	44,325
Reading International, Inc. Class A (a)	2,789	14,084
Rentrak Corp. (a)	996	26,324
RRSat Global Communications Network Ltd.	2,292	17,052
Salem Communications Corp. Class A	1,009	4,258
Scholastic Corp.	2,550	80,070
Sinclair Broadcast Group, Inc. Class A	4,529	58,605
Sirius XM Radio, Inc. (a)	305,659	553,243
Spanish Broadcasting System, Inc. Class A (a)	3,114	2,896
SuperMedia, Inc. (a)	1,700	14,314
Value Line, Inc.	658	9,488
Virgin Media, Inc. (d)	25,187	686,094
VisionChina Media, Inc. ADR (a)(d)	5,356	23,299
Westwood One, Inc. (a)(d)	1,656	11,360
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
WPP PLC sponsored ADR	1,012	$ 69,605
Xinhua Sports & Entertainment ADR (a)	107	129
		18,747,184
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,422	474,115
Fred's, Inc. Class A	3,106	42,801
Gordmans Stores, Inc.	1,550	23,219
Sears Holdings Corp. (a)(d)	8,511	709,051
The Bon-Ton Stores, Inc. (a)	1,410	22,081
Tuesday Morning Corp. (a)	4,055	18,937
		1,290,204
Specialty Retail - 1.8%
A.C. Moore Arts & Crafts, Inc. (a)	3,230	10,384
America's Car Mart, Inc. (a)	1,346	33,354
Ascena Retail Group, Inc. (a)	6,369	198,968
AutoChina International Ltd. (a)(d)	1,476	47,453
bebe Stores, Inc.	6,318	37,276
Bed Bath & Beyond, Inc. (a)	19,858	956,163
Big 5 Sporting Goods Corp.	1,981	27,615
Body Central Corp.	1,200	20,472
Books-A-Million, Inc.	1,634	9,673
Cache, Inc. (a)	659	2,610
Casual Male Retail Group, Inc. (a)	2,971	12,686
Charming Shoppes, Inc. (a)	9,910	32,406
Citi Trends, Inc. (a)	1,148	25,245
Coldwater Creek, Inc. (a)	6,864	20,317
Conn's, Inc. (a)(d)	2,376	10,573
Cost Plus, Inc. (a)	2,312	21,802
Destination Maternity Corp.	447	20,160
Finish Line, Inc. Class A	3,833	66,924
Golfsmith International Holdings, Inc. (a)	629	2,705
Hastings Entertainment, Inc. (a)	1,374	7,818
Hibbett Sports, Inc. (a)	2,043	64,171
Hot Topic, Inc.	3,405	18,217
Jos. A. Bank Clothiers, Inc. (a)	2,067	95,309
Kirkland's, Inc. (a)	1,743	26,633
Monro Muffler Brake, Inc.	2,220	72,550
O'Reilly Automotive, Inc. (a)	10,824	601,598
Pacific Sunwear of California, Inc. (a)	4,706	21,224
PetSmart, Inc.	8,882	363,007
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc.	4,865	$ 160,837
Ross Stores, Inc.	9,227	664,713
rue21, Inc. (a)	2,200	77,044
Select Comfort Corp. (a)	4,300	47,859
Shoe Carnival, Inc. (a)	937	24,306
Staples, Inc.	55,557	1,183,364
Stein Mart, Inc.	3,185	26,085
Syms Corp. (a)	1,060	7,113
Tandy Leather Factory, Inc.	800	3,904
The Children's Place Retail Stores, Inc. (a)	1,954	89,298
Tractor Supply Co.	5,470	284,823
Trans World Entertainment Corp. (a)	1,445	2,529
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,486	187,201
Urban Outfitters, Inc. (a)	12,627	484,624
West Marine, Inc. (a)	2,166	22,591
Wet Seal, Inc. Class A (a)	8,704	34,555
Winmark Corp.	446	16,498
Zumiez, Inc. (a)	2,370	61,786
		6,206,443
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	881	14,959
Columbia Sportswear Co.	2,502	157,101
Crocs, Inc. (a)	6,561	115,802
Deckers Outdoor Corp. (a)	2,845	250,986
Exceed Co. Ltd. (a)	1,935	14,938
Fossil, Inc. (a)	5,007	384,237
Fuqi International, Inc. (a)(d)	3,049	13,599
G-III Apparel Group Ltd. (a)	1,437	56,503
Heelys, Inc. (a)	1,200	3,312
Iconix Brand Group, Inc. (a)	5,349	118,213
Joe's Jeans, Inc. (a)(d)	4,434	4,877
K-Swiss, Inc. Class A (a)	2,810	28,128
Kingold Jewelry, Inc. (a)	2,507	7,346
Lacrosse Footwear, Inc.	197	3,416
LJ International, Inc. (a)(d)	4,357	17,472
lululemon athletica, Inc. (a)	4,081	316,645
Perry Ellis International, Inc. (a)	1,086	31,537
R.G. Barry Corp.	474	5,148
Rocky Brands, Inc. (a)	1,005	14,663
Steven Madden Ltd. (a)	2,060	88,868
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Tandy Brands Accessories, Inc. (a)	905	$ 2,724
True Religion Apparel, Inc. (a)	1,926	45,781
Vera Bradley, Inc.	3,107	106,725
Volcom, Inc.	1,724	30,860
Wacoal Holdings Corp. sponsored ADR (d)	264	17,976
		1,851,816
TOTAL CONSUMER DISCRETIONARY		49,446,032
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	5,280	120,648
Coca-Cola Bottling Co. Consolidated	560	32,312
Craft Brewers Alliance, Inc. (a)	972	7,825
Hansen Natural Corp. (a)	6,889	396,462
Jones Soda Co. (a)	1,719	2,355
MGP Ingredients, Inc.	1,799	16,353
National Beverage Corp.	4,137	52,499
Primo Water Corp.	1,600	20,448
		648,902
Food & Staples Retailing - 1.2%
Andersons, Inc.	1,573	75,567
Arden Group, Inc. Class A	298	23,184
Casey's General Stores, Inc.	2,874	118,035
China Jo-Jo Drugstores, Inc. (a)(d)	1,100	4,323
Costco Wholesale Corp.	33,081	2,474,128
Fresh Market, Inc.	4,000	163,200
Ingles Markets, Inc. Class A	1,509	29,018
Nash-Finch Co.	1,029	41,541
PriceSmart, Inc.	2,391	85,096
QKL Stores, Inc. (a)	3,276	9,926
Spartan Stores, Inc.	1,954	29,447
Susser Holdings Corp. (a)	1,411	19,542
The Pantry, Inc. (a)	1,730	27,265
United Natural Foods, Inc. (a)	3,631	154,136
Village Super Market, Inc. Class A	428	12,857
Whole Foods Market, Inc.	13,008	761,748
Winn-Dixie Stores, Inc. (a)	4,206	29,358
		4,058,371
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
AgFeed Industries, Inc. (a)(d)	2,483	$ 5,835
Alico, Inc.	753	19,962
Bridgford Foods Corp.	433	4,936
Cal-Maine Foods, Inc.	1,475	42,583
Calavo Growers, Inc.	1,103	25,612
Cresud S.A.C.I.F. y A. sponsored ADR	3,595	62,589
Diamond Foods, Inc. (d)	1,662	84,679
Farmer Brothers Co.	1,539	20,207
Green Mountain Coffee Roasters, Inc. (a)	10,241	417,628
Griffin Land & Nurseries, Inc.	729	24,050
Hain Celestial Group, Inc. (a)	3,381	100,821
Imperial Sugar Co.	1,553	16,772
J&J Snack Foods Corp.	1,443	63,449
John B. Sanfilippo & Son, Inc. (a)	308	3,711
Lancaster Colony Corp.	2,170	125,252
Le Gaga Holdings Ltd. ADR (d)	950	8,835
Lifeway Foods, Inc. (a)	1,041	9,577
Limoneira Co.	700	16,107
Origin Agritech Ltd. (a)(d)	2,765	24,470
Sanderson Farms, Inc. (d)	1,625	67,194
Seneca Foods Corp. Class A (a)	877	24,670
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	8,381
Smart Balance, Inc. (a)	5,777	25,072
Snyders-Lance, Inc.	4,920	89,642
SunOpta, Inc. (a)	4,632	31,822
Yuhe International, Inc. (a)(d)	1,958	17,035
Zhongpin, Inc. (a)(d)	3,093	57,499
		1,398,390
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,553	23,309
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,297	11,945
WD-40 Co.	1,339	54,444
		89,698
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	1,836	8,629
China-Biotics, Inc. (a)(d)	1,652	19,295
Elizabeth Arden, Inc. (a)	2,172	63,183
GLG Life Tech Corp. (a)	1,584	16,309
Inter Parfums, Inc.	2,587	46,747
Mannatech, Inc. (a)	1,708	3,296
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nature's Sunshine Products, Inc. (a)(d)	1,697	$ 13,966
Nutraceutical International Corp. (a)	889	13,157
Parlux Fragrances, Inc. (a)	684	2,182
Physicians Formula Holdings, Inc. (a)	1,230	4,674
Reliv International, Inc.	923	2,123
Synutra International, Inc. (a)(d)	4,211	51,627
The Female Health Co.	2,003	10,215
		255,403
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	6,277	11,299
TOTAL CONSUMER STAPLES		6,462,063
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Bronco Drilling Co., Inc. (a)	1,816	16,253
Dawson Geophysical Co. (a)	534	26,657
ENGlobal Corp. (a)	1,250	5,988
Exterran Partners LP	2,564	76,151
Global Industries Ltd. (a)	8,758	78,647
Gulf Island Fabrication, Inc.	1,159	35,894
Hercules Offshore, Inc. (a)	8,686	42,909
Lufkin Industries, Inc.	2,411	188,420
Matrix Service Co. (a)	2,410	33,644
Mitcham Industries, Inc. (a)	452	5,008
OYO Geospace Corp. (a)	502	51,043
Patterson-UTI Energy, Inc.	11,947	326,631
PHI, Inc. (non-vtg.) (a)	1,466	31,519
Recon Technology Ltd. (a)	1,253	5,476
RigNet, Inc.	1,200	17,640
SinoTech Energy Ltd. ADR	1,590	12,148
Subsea 7 SA sponsored ADR	2,091	53,822
Tesco Corp. (a)	2,917	53,644
TGC Industries, Inc.	1,256	8,415
Union Drilling, Inc. (a)	1,670	12,926
		1,082,835
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp. (a)	5,576	33,289
Alliance Holdings GP, LP	4,519	249,178
Alliance Resource Partners LP	2,812	217,199
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc. (d)	3,400	$ 110,466
APCO Oil and Gas International, Inc.	2,186	176,935
Approach Resources, Inc. (a)	1,995	64,937
Atlas Energy, Inc.	5,912	0
ATP Oil & Gas Corp. (a)(d)	3,994	81,118
BioFuel Energy Corp. (a)	9,168	7,928
BreitBurn Energy Partners LP	3,924	87,270
Brigham Exploration Co. (a)	8,986	328,708
Calumet Specialty Products Partners LP	1,943	41,094
Capital Product Partners LP	3,440	33,437
Carrizo Oil & Gas, Inc. (a)	3,086	114,861
China Integrated Energy, Inc. (a)(d)	2,613	16,462
Clayton Williams Energy, Inc. (a)	1,072	113,718
Clean Energy Fuels Corp. (a)(d)	5,137	72,123
Copano Energy LLC	5,288	191,478
CREDO Petroleum Corp. (a)	813	10,041
Crimson Exploration, Inc. (a)	2,641	11,436
Crosstex Energy LP	4,020	68,340
Crosstex Energy, Inc.	4,501	46,270
Delta Petroleum Corp. (a)(d)	20,508	23,994
Dorchester Minerals LP	3,005	81,526
Double Eagle Petroleum Co. (a)	564	6,153
Eagle Rock Energy Partners LP	6,254	60,789
Energy XXI (Bermuda) Ltd. (a)	5,437	187,468
EV Energy Partners LP	2,373	108,256
FX Energy, Inc. (a)	3,870	44,350
GeoMet, Inc. (a)	2,493	3,390
Georesources, Inc. (a)	1,325	41,698
Gevo, Inc. (a)	2,000	39,420
Golar LNG Ltd. (NASDAQ)	5,008	95,452
Green Plains Renewable Energy, Inc. (a)(d)	2,634	32,214
Gulfport Energy Corp. (a)	3,383	100,103
Hallador Energy Co. (d)	1,945	19,606
Isramco, Inc. (a)	192	12,541
Ivanhoe Energy, Inc. (a)(d)	24,616	86,932
James River Coal Co. (a)	2,008	42,168
Knightsbridge Tankers Ltd.	1,852	45,170
L&L Energy, Inc. (a)(d)	2,643	19,849
Legacy Reserves LP	3,227	100,198
LINN Energy LLC	12,029	467,086
Magellan Petroleum Corp. (a)	4,557	12,349
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marine Petroleum Trust	475	$ 10,859
Martin Midstream Partners LP	1,573	62,212
Miller Petroleum, Inc. (a)	2,549	13,994
NGAS Resources, Inc. (a)	1,100	616
Omega Navigation Enterprises, Inc. Class A (a)	768	876
Pacific Ethanol, Inc. (a)(d)	5,548	3,773
Petroleum Development Corp. (a)	1,393	65,373
PostRock Energy Corp. (a)	3,050	18,758
PrimeEnergy Corp. (a)	168	4,514
Ram Energy Resources, Inc. (a)	7,581	13,267
Regency Energy Partners LP	10,765	298,944
Rex Energy Corp. (a)	3,122	39,337
Rosetta Resources, Inc. (a)	3,983	180,669
Sino Clean Energy, Inc. (a)	623	4,193
StealthGas, Inc. (a)	1,288	9,003
Syntroleum Corp. (a)	7,054	11,357
TC Pipelines LP	3,581	194,305
Top Ships, Inc. (a)	1,897	1,745
Toreador Resources Corp. (a)(d)	1,924	29,187
TORM AS ADR (a)	347	2,360
TransGlobe Energy Corp. (a)	4,888	71,565
Uranium Resources, Inc. (a)(d)	6,787	19,207
Verenium Corp. (a)	1,612	5,271
Warren Resources, Inc. (a)	6,353	31,257
Zion Oil & Gas, Inc. (a)(d)	2,571	11,827
Zion Oil & Gas, Inc. warrants 12/31/12 (a)	392	835
		4,812,304
TOTAL ENERGY		5,895,139
FINANCIALS - 7.0%
Capital Markets - 1.5%
American Capital Ltd. (a)	25,734	240,356
BGC Partners, Inc. Class A	5,310	50,764
Calamos Asset Management, Inc. Class A	1,792	29,711
Capital Southwest Corp.	282	28,183
Cowen Group, Inc. Class A (a)	6,171	26,412
Deerfield Capital Corp. (a)	1,024	6,625
Diamond Hill Investment Group, Inc.	178	13,257
E*TRADE Financial Corp. (a)	17,482	279,362
Epoch Holding Corp.	1,806	28,408
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
FBR Capital Markets Corp. (a)	5,452	$ 20,281
Financial Engines, Inc. (a)	3,148	76,843
FirstCity Financial Corp. (a)	1,173	8,281
Gleacher & Co., Inc. (a)	12,422	23,850
Harris & Harris Group, Inc. (a)	3,415	19,978
Horizon Technology Finance Corp.	560	8,966
International Assets Holding Corp. (a)(d)	1,738	42,077
Internet Capital Group, Inc. (a)	3,962	54,240
LPL Investment Holdings, Inc.	8,136	273,451
Medallion Financial Corp.	1,715	13,892
Northern Trust Corp.	18,368	947,238
optionsXpress Holdings, Inc.	4,283	69,427
Penson Worldwide, Inc. (a)(d)	2,074	13,647
Prospect Capital Corp. (d)	6,371	77,344
Rodman & Renshaw Capital Group, Inc. (a)	2,182	4,844
Sanders Morris Harris Group, Inc.	2,380	16,731
SEI Investments Co.	14,671	337,580
Siebert Financial Corp. (a)	2,067	3,865
T. Rowe Price Group, Inc.	19,585	1,311,803
TD Ameritrade Holding Corp.	44,140	962,252
TradeStation Group, Inc. (a)	3,142	21,146
U.S. Global Investments, Inc. Class A	870	6,812
Virtus Investment Partners, Inc. (a)	399	23,254
		5,040,880
Commercial Banks - 2.7%
1st Source Corp.	1,711	33,484
1st United Bancorp, Inc. (a)	1,509	9,688
Alliance Financial Corp.	376	11,930
American National Bankshares, Inc.	549	11,952
American River Bankshares (a)	684	4,398
Ameris Bancorp	1,504	15,175
AmeriServ Financial, Inc. (a)	1,045	2,320
Ames National Corp. (d)	710	13,362
Arrow Financial Corp.	875	21,910
Associated Banc-Corp.	13,188	190,830
BancFirst Corp.	1,402	58,940
Bancorp Rhode Island, Inc.	498	15,692
Bancorp, Inc., Delaware (a)	2,028	17,197
BancTrust Financial Group, Inc. (a)	1,124	2,967
Bank of Granite Corp. (a)	972	622
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Kentucky Financial Corp.	406	$ 8,262
Bank of Marin Bancorp	428	15,515
Bank of the Ozarks, Inc.	1,395	60,055
Banner Corp.	10,416	25,623
BCB Bancorp, Inc.	666	7,379
BNC Bancorp	475	3,867
BOK Financial Corp.	5,205	267,277
Boston Private Financial Holdings, Inc.	6,522	46,241
Bridge Bancorp, Inc.	424	9,383
Bridge Capital Holdings (a)	707	6,434
Bryn Mawr Bank Corp.	785	16,446
Cadence Financial Corp. (a)	596	1,490
Camden National Corp.	695	23,380
Cape Bancorp, Inc. (a)	687	6,801
Capital Bank Corp. (a)	729	2,129
Capital Bank Corp. rights 3/4/11 (a)	283	105
Capital City Bank Group, Inc.	1,669	20,979
Cardinal Financial Corp.	1,972	21,948
Cascade Bancorp (a)(d)	241	2,234
Cascade Financial Corp. (a)(d)	1,011	576
Cathay General Bancorp	6,123	108,500
Center Bancorp, Inc.	648	5,949
Center Financial Corp. (a)	2,982	23,767
Centerstate Banks of Florida, Inc.	2,198	15,936
Century Bancorp, Inc. Class A (non-vtg.)	318	8,599
Chemical Financial Corp.	2,040	41,045
Citizens & Northern Corp.	811	12,741
Citizens Banking Corp., Michigan (a)	41,950	35,276
City Holding Co.	1,436	49,183
CNB Financial Corp., Pennsylvania	1,981	28,011
CoBiz, Inc.	2,255	14,703
Colony Bankcorp, Inc. (a)	217	963
Columbia Banking Systems, Inc.	2,880	57,139
Commerce Bancshares, Inc.	6,582	264,333
Commonwealth Bankshares, Inc. (a)	311	370
Community Trust Bancorp, Inc.	1,536	43,945
CVB Financial Corp.	8,004	66,913
Danvers Bancorp, Inc.	2,696	58,881
Dearborn Bancorp, Inc. (a)(d)	465	670
Eagle Bancorp, Inc., Maryland (a)	2,319	34,321
East West Bancorp, Inc.	11,076	257,185
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Eastern Virgina Bankshares, Inc.	469	$ 1,824
Encore Bancshares, Inc. (a)	828	10,143
Enterprise Bancorp, Inc.	370	5,439
Enterprise Financial Services Corp.	830	10,973
Farmers Capital Bank Corp. (a)	175	1,311
Fidelity Southern Corp.	914	7,751
Fifth Third Bancorp	61,383	896,192
Financial Institutions, Inc.	990	19,097
First Bancorp, North Carolina	1,220	17,983
First Busey Corp.	5,408	27,419
First California Financial Group, Inc. (a)	4,861	18,034
First Citizen Bancshares, Inc.	694	140,188
First Community Bancshares, Inc.	1,290	15,880
First Financial Bancorp, Ohio	4,493	76,066
First Financial Bankshares, Inc.	1,823	91,515
First Financial Corp., Indiana	1,190	38,568
First Interstate Bancsystem, Inc.	1,287	18,385
First M&F Corp.	312	1,198
First Mariner Bancorp, Inc. (a)	782	344
First Merchants Corp.	3,562	31,666
First Midwest Bancorp, Inc., Delaware	5,604	67,640
First of Long Island Corp.	572	15,444
First Security Group, Inc. (a)	566	464
First South Bancorp, Inc., Virginia	619	3,343
First United Corp.	493	1,799
Firstbank Corp., Michigan	489	3,301
FirstMerit Corp.	8,198	139,776
FNB Corp., North Carolina (a)	602	211
Fulton Financial Corp.	16,129	175,645
German American Bancorp, Inc.	686	11,854
Glacier Bancorp, Inc.	6,332	98,969
Great Southern Bancorp, Inc. (d)	1,078	23,102
Green Bankshares, Inc. (a)(d)	802	2,751
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	38,397
Guaranty Bancorp (a)	2,883	3,661
Hampton Roads Bankshares, Inc. (a)(d)	4,535	4,308
Hancock Holding Co.	2,847	98,705
Hanmi Financial Corp. (a)	19,802	24,753
Hawthorn Bancshares, Inc.	310	2,734
Heartland Financial USA, Inc.	1,634	27,729
Heritage Commerce Corp. (a)	500	2,260
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Heritage Financial Corp., Washington (a)	1,562	$ 23,368
Home Bancshares, Inc.	2,133	48,056
Hudson Valley Holding Corp.	1,278	27,247
Huntington Bancshares, Inc.	55,335	378,491
IBERIABANK Corp.	2,182	125,007
Independent Bank Corp. (a)	135	527
Independent Bank Corp., Massachusetts	1,594	43,341
Integra Bank Corp. (a)(d)	932	280
International Bancshares Corp.	5,204	99,344
Intervest Bancshares Corp. Class A (a)	539	1,471
Investors Bancorp, Inc. (a)	9,256	125,326
Lakeland Bancorp, Inc.	1,788	17,218
Lakeland Financial Corp.	2,272	50,938
LNB Bancorp, Inc.	836	4,498
Macatawa Bank Corp. (a)(d)	2,923	10,990
MainSource Financial Group, Inc.	1,798	17,872
MB Financial, Inc.	4,194	86,271
MBT Financial Corp. (a)	578	1,000
Mercantile Bank Corp.	476	3,956
Merchants Bancshares, Inc.	610	15,555
Metro Bancorp, Inc. (a)	1,268	15,546
Metrocorp Bancshares, Inc. (a)	1,279	8,736
Middleburg Financial Corp.	329	5,435
MidWestOne Financial Group, Inc.	465	6,743
Nara Bancorp, Inc. (a)	2,750	28,820
National Bankshares, Inc.	1,054	30,566
National Penn Bancshares, Inc.	13,028	103,442
NBT Bancorp, Inc.	2,710	60,298
NewBridge Bancorp (a)	1,464	7,510
North Valley Bancorp (a)	116	1,220
Northern States Financial Corp. (a)	462	790
Northfield Bancorp, Inc.	3,924	52,542
Northrim Bancorp, Inc.	360	6,685
Old Point Financial Corp.	453	5,210
Old Second Bancorp, Inc. (d)	929	957
OmniAmerican Bancorp, Inc. (a)	412	6,456
Orrstown Financial Services, Inc.	1,223	33,633
PAB Bankshares, Inc. (a)(d)	579	272
Pacific Capital Bancorp NA (a)(d)	2,578	74,582
Pacific Continental Corp.	1,605	16,162
Pacific Mercantile Bancorp (a)	562	2,602
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PacWest Bancorp	2,870	$ 59,438
Park Sterling Corp. (a)	2,400	11,976
Patriot National Bancorp, Inc. (a)	549	1,274
Peapack-Gladstone Financial Corp.	546	7,289
Penns Woods Bancorp, Inc.	361	14,090
Peoples Bancorp, Inc.	991	13,388
Pinnacle Financial Partners, Inc. (a)(d)	2,472	39,428
Popular, Inc. (a)	77,075	250,494
Porter Bancorp, Inc.	520	4,378
Preferred Bank, Los Angeles California (a)	3,505	5,293
PremierWest Bancorp (a)	661	1,963
PrivateBancorp, Inc.	5,364	76,812
Prosperity Bancshares, Inc.	3,611	147,401
Renasant Corp.	1,973	31,706
Republic Bancorp, Inc., Kentucky Class A	1,724	29,549
Republic First Bancorp, Inc. (a)	1,871	5,482
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	900
Rurban Financial Corp. (a)	723	2,516
S&T Bancorp, Inc.	2,197	48,993
S.Y. Bancorp, Inc.	1,971	48,881
Sandy Spring Bancorp, Inc.	2,008	38,333
SCBT Financial Corp.	1,465	47,451
Seacoast Banking Corp., Florida (a)	4,680	7,675
Shore Bancshares, Inc.	765	7,635
Sierra Bancorp	727	7,881
Signature Bank, New York (a)	3,305	171,496
Silver State Bancorp (a)	100	1
Simmons First National Corp. Class A	1,418	40,810
Southcoast Financial Corp. (a)	534	1,661
Southern Community Financial Corp. (a)	910	1,265
Southside Bancshares, Inc.	1,606	36,633
Southwest Bancorp, Inc., Oklahoma (a)	1,648	23,451
State Bancorp, Inc., New York	2,462	25,900
StellarOne Corp.	1,819	26,794
Sterling Bancshares, Inc.	7,588	68,671
Sterling Financial Corp., Washington (a)	4,813	81,821
Suffolk Bancorp	1,427	29,382
Summit Financial Group, Inc. (a)	583	2,449
Sun Bancorp, Inc., New Jersey (a)	2,559	11,208
Superior Bancorp (a)(d)	529	275
Susquehanna Bancshares, Inc.	9,679	92,531
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	3,345	$ 181,232
Taylor Capital Group, Inc. (a)(d)	2,054	21,896
Tennessee Commerce Bancorp, Inc. (a)	1,122	5,756
Texas Capital Bancshares, Inc. (a)	2,519	63,580
The First Bancorp, Inc.	846	12,360
TIB Financial Corp. (a)(d)	89	1,736
Tower Bancorp, Inc.	358	8,209
TowneBank (d)	2,286	34,039
Trico Bancshares (d)	1,843	29,912
Trustmark Corp.	4,781	112,114
UMB Financial Corp.	3,258	129,929
Umpqua Holdings Corp.	8,625	98,670
Union/First Market Bankshares Corp.	1,847	21,259
United Bankshares, Inc., West Virginia	3,338	95,600
United Community Banks, Inc., Georgia (a)	6,325	8,665
United Security Bancshares, Inc.	450	3,717
United Security Bancshares, California (d)	976	3,094
Univest Corp. of Pennsylvania	1,063	19,177
Virginia Commerce Bancorp, Inc. (a)	1,689	9,965
VIST Financial Corp.	512	4,582
Washington Banking Co., Oak Harbor	1,761	24,830
Washington Trust Bancorp, Inc.	1,556	35,757
WesBanco, Inc.	2,143	44,660
West Bancorp., Inc.	1,654	12,587
West Coast Bancorp (a)	7,478	25,201
Westamerica Bancorp.	2,241	115,591
Western Liberty Bancorp (a)	1,400	5,390
Whitney Holding Corp.	8,095	114,787
Wilshire Bancorp, Inc.	2,131	14,086
Wintrust Financial Corp.	2,585	86,804
Yadkin Valley Financial Corp. (a)	667	1,514
Zions Bancorporation	13,397	312,954
		8,995,033
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	4,390	29,237
Consumer Portfolio Services, Inc. (a)	1,184	1,480
Credit Acceptance Corp. (a)	2,082	146,989
Dollar Financial Corp. (a)	2,955	63,207
EZCORP, Inc. (non-vtg.) Class A (a)	3,512	100,724
First Cash Financial Services, Inc. (a)	2,475	81,032
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Netspend Holdings, Inc. (d)	6,822	$ 89,436
Nicholas Financial, Inc. (a)	993	12,343
QC Holdings, Inc.	1,821	7,248
World Acceptance Corp. (a)	1,195	71,473
		603,169
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp. (a)	2,070	12,172
Asta Funding, Inc.	1,124	9,723
California First National Bancorp	418	6,103
CBOE Holdings, Inc.	3,873	114,602
CME Group, Inc.	5,141	1,600,290
Encore Capital Group, Inc. (a)	1,873	51,002
Interactive Brokers Group, Inc.	3,336	51,541
Life Partners Holdings, Inc. (d)	1,553	12,828
MarketAxess Holdings, Inc.	2,718	58,138
Marlin Business Services Corp. (a)	759	8,425
NewStar Financial, Inc. (a)	3,787	40,104
PICO Holdings, Inc. (a)	1,834	54,488
Portfolio Recovery Associates, Inc. (a)	1,314	109,522
Resource America, Inc. Class A	1,085	6,868
The NASDAQ Stock Market, Inc. (a)	13,729	392,787
		2,528,593
Insurance - 0.8%
21st Century Holding Co.	425	1,415
Alterra Capital Holdings Ltd.	9,270	200,510
American National Insurance Co.	2,080	169,042
Amerisafe, Inc. (a)	1,658	33,094
Amtrust Financial Services, Inc.	4,509	86,708
Arch Capital Group Ltd. (a)	3,579	323,900
Argo Group International Holdings, Ltd.	2,277	86,731
Baldwin & Lyons, Inc. Class B	1,187	28,951
Cincinnati Financial Corp.	12,269	417,759
CNinsure, Inc. ADR (d)	2,816	49,505
CRM Holdings Ltd. (a)	73	305
Donegal Group, Inc. Class A	1,525	19,459
Eastern Insurance Holdings, Inc.	468	6,075
eHealth, Inc. (a)	1,971	24,716
EMC Insurance Group	882	21,530
Enstar Group Ltd. (a)	1,027	86,124
Erie Indemnity Co. Class A	3,869	270,211
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
FPIC Insurance Group, Inc. (a)	1,154	$ 43,460
Global Indemnity PLC (a)	1,815	40,475
Greenlight Capital Re, Ltd. (a)	2,430	70,324
Hallmark Financial Services, Inc. (a)	1,598	14,382
Harleysville Group, Inc.	1,985	72,552
Infinity Property & Casualty Corp.	1,165	70,727
Investors Title Co.	370	11,755
Kansas City Life Insurance Co.	814	27,790
Maiden Holdings Ltd.	5,868	46,885
Mercer Insurance Group, Inc.	963	27,060
National Interstate Corp.	1,351	28,155
National Western Life Insurance Co. Class A	280	48,966
Navigators Group, Inc. (a)	1,234	64,736
Presidential Life Corp.	3,187	31,934
Safety Insurance Group, Inc.	1,308	62,941
Selective Insurance Group, Inc.	3,984	72,429
State Auto Financial Corp.	3,084	53,292
Tower Group, Inc.	3,204	87,085
United Fire & Casualty Co.	1,973	40,821
		2,741,804
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	6,943	204,471
Gladstone Commercial Corp.	882	16,194
Investors Real Estate Trust	6,140	57,225
Mission West Properties, Inc.	1,926	13,193
Potlatch Corp.	3,159	121,306
Retail Opportunity Investments Corp.	3,350	36,850
		449,239
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,135	64,456
Avatar Holdings, Inc. (a)	1,147	24,431
China HGS Real Estate, Inc. (a)	4,000	10,840
China Housing & Land Development, Inc. (a)(d)	4,266	10,878
China Real Estate Information Corp. ADR (a)(d)	1,625	10,725
Elbit Imaging Ltd. (a)	2,178	25,526
FirstService Corp. (sub. vtg.) (a)	2,137	66,998
Stratus Properties, Inc. (a)	335	4,506
Thomas Properties Group, Inc. (a)	2,004	6,753
ZipRealty, Inc. (a)	624	1,816
		226,929
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Abington Bancorp, Inc.	2,376	$ 29,700
America First Tax Exempt Investors LP (d)	6,264	34,703
Anchor BanCorp Wisconsin, Inc. (a)(d)	2,266	2,447
Atlantic Coast Financial Corp. (a)	130	1,365
Bank Mutual Corp.	4,433	20,480
BankFinancial Corp.	1,864	16,310
Beneficial Mutual Bancorp, Inc. (a)	6,328	56,952
Berkshire Bancorp, Inc. (a)	927	6,758
Berkshire Hills Bancorp, Inc.	1,600	36,096
BofI Holding, Inc. (a)	1,645	24,872
Brookline Bancorp, Inc., Delaware	4,768	49,540
Brooklyn Federal Bancorp, Inc.	773	572
Camco Financial Corp. (a)	727	1,549
Capitol Federal Financial, Inc.	12,864	162,601
CFS Bancorp, Inc.	485	2,740
Charter Financial Corp., Georgia	1,600	15,680
Chicopee Bancorp, Inc. (a)	716	9,888
Citizens South Banking Corp., Delaware	668	3,206
Clifton Savings Bancorp, Inc.	1,915	21,831
Dime Community Bancshares, Inc.	3,457	53,653
Eagle Bancorp Montana, Inc.	1,100	12,540
ESB Financial Corp.	1,247	17,283
ESSA Bancorp, Inc.	1,551	20,163
First Advantage Bancorp	249	3,399
First Defiance Financial Corp. (a)	1,088	15,232
First Federal Bancshares of Arkansas, Inc. (a)	569	1,627
First Financial Holdings, Inc.	1,653	17,621
First Financial Northwest, Inc. (d)	2,916	17,409
First Financial Service Corp. (a)	413	1,689
First Niagara Financial Group, Inc.	15,551	225,178
First PacTrust Bancorp, Inc.	595	9,211
First Place Financial Corp. (a)	740	2,405
Flushing Financial Corp.	2,335	33,437
Fox Chase Bancorp, Inc.	1,170	15,023
Heritage Financial Group, Inc.	681	8,996
HMN Financial, Inc. (a)	448	1,169
Home Federal Bancorp, Inc.	1,430	15,902
Hudson City Bancorp, Inc.	41,207	473,881
Kaiser Federal Financial Group, Inc.	527	7,109
Kearny Financial Corp.	5,686	55,837
Legacy Bancorp, Inc.	898	12,078
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Louisiana Bancorp, Inc. (a)	334	$ 4,940
LSB Financial Corp.	136	2,094
Meridian Interstate Bancorp, Inc. (a)	1,350	17,550
MutualFirst Financial, Inc.	550	5,335
NASB Financial, Inc. (d)	486	7,329
Northeast Community Bancorp, Inc.	544	3,346
Northwest Bancshares, Inc.	8,588	104,258
OceanFirst Financial Corp.	1,038	14,387
Oritani Financial Corp.	4,328	55,701
Parkvale Financial Corp.	256	2,839
People's United Financial, Inc.	27,518	362,687
Provident Financial Holdings, Inc.	315	2,637
Provident New York Bancorp	3,587	34,005
Prudential Bancorp, Inc. of Pennsylvania	1,172	7,337
Pulaski Financial Corp.	484	3,509
PVF Capital Corp. (a)	1,421	2,828
Riverview Bancorp, Inc. (a)	1,020	3,070
Rockville Financial, Inc.	1,512	24,479
Roma Financial Corp.	2,638	27,699
Rome Bancorp, Inc.	1,067	13,060
Severn Bancorp, Inc. (a)	677	3,277
SI Financial Group, Inc.	1,048	9,872
Territorial Bancorp, Inc.	477	9,440
TFS Financial Corp.	23,646	245,445
Timberland Bancorp, Inc.	250	1,458
Tree.com, Inc. (a)	969	6,599
Trustco Bank Corp., New York	5,917	35,680
United Community Financial Corp., Ohio (a)	1,934	2,920
United Financial Bancorp, Inc.	2,852	44,520
ViewPoint Financial Group	2,729	36,241
Washington Federal, Inc.	8,703	154,652
Waterstone Financial, Inc. (a)	2,022	5,924
Westfield Financial, Inc.	4,429	40,215
WSFS Financial Corp.	627	29,356
		2,842,821
TOTAL FINANCIALS		23,428,468
HEALTH CARE - 12.2%
Biotechnology - 5.4%
3SBio, Inc. sponsored ADR (a)	1,920	29,568
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Aastrom Biosciences, Inc. (a)(d)	2,172	$ 4,713
Acadia Pharmaceuticals, Inc. (a)	2,336	3,527
Achillion Pharmaceuticals, Inc. (a)	6,512	37,835
Acorda Therapeutics, Inc. (a)	2,897	60,750
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	7,051
Affymax, Inc. (a)(d)	1,762	11,242
Agenus, Inc. (a)	9,659	8,790
Alexion Pharmaceuticals, Inc. (a)	6,996	673,575
Alkermes, Inc. (a)	7,512	107,647
Allos Therapeutics, Inc. (a)	7,271	24,285
Alnylam Pharmaceuticals, Inc. (a)	3,693	40,549
AMAG Pharmaceuticals, Inc. (a)	1,445	26,602
Amarin Corp. PLC ADR (a)(d)	2,975	22,997
Amgen, Inc. (a)	72,258	3,709,003
Amicus Therapeutics, Inc. (a)	2,472	15,153
Amylin Pharmaceuticals, Inc. (a)	11,610	177,633
Anadys Pharmaceuticals, Inc. (a)	4,427	5,357
Anthera Pharmaceuticals, Inc. (d)	3,099	16,859
Arena Pharmaceuticals, Inc. (a)	7,480	12,118
ARIAD Pharmaceuticals, Inc. (a)	9,358	56,242
ArQule, Inc. (a)	4,918	31,328
Array Biopharma, Inc. (a)	3,726	10,433
AspenBio Pharma, Inc. (a)	1,506	873
Athersys, Inc. (a)	2,708	6,987
AVEO Pharmaceuticals, Inc.	2,539	34,987
AVI BioPharma, Inc. (a)	10,138	20,276
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)	3,295	14,300
Biogen Idec, Inc. (a)	18,161	1,242,212
BioMarin Pharmaceutical, Inc. (a)	7,695	188,220
Bionovo, Inc. (a)	640	513
Biosante Pharmaceuticals, Inc. (a)(d)	3,609	7,759
Biospecifics Technologies Corp. (a)	342	9,193
Capstone Therapeutics Corp. (a)	1,251	576
Celera Corp. (a)	7,372	46,886
Celgene Corp. (a)	36,108	1,917,335
Cell Therapeutics, Inc. (a)	77,785	21,780
Celldex Therapeutics, Inc. (a)(d)	1,996	7,844
Cephalon, Inc. (a)	5,674	319,503
Cepheid, Inc. (a)	4,472	118,553
Chelsea Therapeutics International Ltd. (a)	3,392	14,009
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
China Biologic Products, Inc. (a)(d)	1,711	$ 28,813
Cleveland Biolabs, Inc. (a)(d)	3,204	22,845
Clinical Data, Inc. (a)	2,338	71,005
Codexis, Inc. (a)	3,508	37,395
Cubist Pharmaceuticals, Inc. (a)	4,497	98,619
Curis, Inc. (a)(d)	7,955	24,740
Cyclacel Pharmaceuticals, Inc. (a)	6,783	8,750
Cytokinetics, Inc. (a)	4,127	6,479
Cytori Therapeutics, Inc. (a)(d)	4,179	24,322
CytRx Corp. (a)	5,744	5,457
Dendreon Corp. (a)	11,184	375,671
Discovery Laboratories, Inc. (a)	618	1,273
DUSA Pharmaceuticals, Inc. (a)	923	2,760
Dyax Corp. (a)	6,344	10,912
Dynavax Technologies Corp. (a)	7,894	23,603
EntreMed, Inc. (a)	899	4,630
Enzon Pharmaceuticals, Inc. (a)	4,538	48,466
EpiCept Corp. (a)	6,238	3,805
Exact Sciences Corp. (a)	3,530	19,168
Exelixis, Inc. (a)	8,847	110,145
Genomic Health, Inc. (a)	2,164	54,619
Gentium SpA sponsored ADR (a)	532	4,671
GenVec, Inc. (a)	7,648	3,404
Genzyme Corp. (a)	19,768	1,491,496
Geron Corp. (a)	8,872	43,916
Gilead Sciences, Inc. (a)	62,257	2,426,778
GTx, Inc. (a)	3,012	7,771
Halozyme Therapeutics, Inc. (a)	7,473	51,638
Human Genome Sciences, Inc. (a)	14,776	369,843
Idenix Pharmaceuticals, Inc. (a)(d)	7,108	24,025
Idera Pharmaceuticals, Inc. (a)	1,411	3,739
ImmunoGen, Inc. (a)(d)	4,889	44,050
Immunomedics, Inc. (a)	5,451	19,951
Incyte Corp. (a)	9,212	126,020
Infinity Pharmaceuticals, Inc. (a)	1,638	9,484
Inhibitex, Inc. (a)(d)	4,447	10,450
Insmed, Inc. (a)	9,133	4,977
InterMune, Inc. (a)	4,556	166,795
Ironwood Pharmaceuticals, Inc. Class A	3,273	40,029
Isis Pharmaceuticals, Inc. (a)(d)	7,464	68,072
Keryx Biopharmaceuticals, Inc. (a)	5,121	20,228
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lexicon Pharmaceuticals, Inc. (a)(d)	25,374	$ 49,226
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
Class B (a)	1,966	21,311
rights (a)	1,518	65
rights	1,518	53
rights (a)	1,518	46
rights (a)	1,518	33
MannKind Corp. (a)(d)	9,598	35,897
Marina Biotech, Inc. (a)	2,223	1,554
Marshall Edwards, Inc. (a)	544	930
Maxygen, Inc.	3,874	16,155
Medivation, Inc. (a)	2,582	44,617
Metabolix, Inc. (a)	2,402	21,810
Micromet, Inc. (a)	6,404	39,897
Momenta Pharmaceuticals, Inc. (a)(d)	3,412	47,359
Myrexis, Inc. (a)	4,067	15,577
Myriad Genetics, Inc. (a)	6,957	128,844
Nabi Biopharmaceuticals (a)	3,990	22,583
Nanosphere, Inc. (a)	2,685	8,834
Neurocrine Biosciences, Inc. (a)	4,029	27,196
NeurogesX, Inc. (a)(d)	1,369	5,216
Nile Therapeutics, Inc. (a)	5,215	3,129
Novavax, Inc. (a)	7,440	19,344
NPS Pharmaceuticals, Inc. (a)	4,747	36,694
Nymox Pharmaceutical Corp. (a)(d)	2,188	14,200
Omeros Corp. (a)	2,026	13,149
OncoGenex Pharmaceuticals, Inc. (a)	1,058	16,611
Oncolytics Biotech, Inc. (a)	4,695	30,019
Oncothyreon, Inc. (a)	2,510	7,957
ONYX Pharmaceuticals, Inc. (a)	5,015	176,729
Orchid Cellmark, Inc. (a)	2,602	5,412
OREXIGEN Therapeutics, Inc. (a)(d)	3,466	11,299
Osiris Therapeutics, Inc. (a)(d)	3,298	21,866
OXiGENE, Inc. (a)	80	196
Oxygen Biotherapeutics, Inc. (a)	1,500	2,895
PDL BioPharma, Inc.	10,972	60,895
Peregrine Pharmaceuticals, Inc. (a)(d)	4,464	9,955
Pharmacyclics, Inc. (a)	4,110	21,208
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pharmasset, Inc. (a)	2,529	$ 126,450
Pluristem Therapeutics, Inc. (a)(d)	7,166	17,700
Poniard Pharmaceuticals, Inc. (a)(d)	8,376	2,932
Progenics Pharmaceuticals, Inc. (a)	3,648	20,611
QLT, Inc. (a)	4,361	29,437
Raptor Pharmaceutical Corp. (a)(d)	2,078	7,460
Regeneron Pharmaceuticals, Inc. (a)	6,061	219,832
Repligen Corp. (a)	3,646	17,574
Rigel Pharmaceuticals, Inc. (a)	4,009	28,023
RXi Pharmaceuticals Corp. (a)(d)	745	1,267
Sangamo Biosciences, Inc. (a)(d)	5,191	42,930
Savient Pharmaceuticals, Inc. (a)	5,462	52,654
SciClone Pharmaceuticals, Inc. (a)	4,363	19,372
Seattle Genetics, Inc. (a)	7,677	114,003
SIGA Technologies, Inc. (a)	3,606	48,320
Sinovac Biotech Ltd. (a)	4,346	19,644
Spectrum Pharmaceuticals, Inc. (a)	3,410	23,154
StemCells, Inc. (a)(d)	19,124	17,787
Sunesis Pharmaceuticals, Inc. (a)	2,845	5,975
Synta Pharmaceuticals Corp. (a)	3,543	19,805
Talecris Biotherapeutics Holdings Corp. (a)	9,424	235,035
Targacept, Inc. (a)	2,128	61,010
Telik, Inc. (a)	2,715	2,851
Theravance, Inc. (a)	4,966	113,125
Transcept Pharmaceuticals, Inc. (a)	1,571	14,029
Trimeris, Inc. (a)	2,054	5,258
Trius Therapeutics, Inc.	1,800	12,114
United Therapeutics Corp. (a)	4,468	301,277
Vanda Pharmaceuticals, Inc. (a)	1,679	12,357
Vertex Pharmaceuticals, Inc. (a)	15,832	738,879
Vical, Inc. (a)	5,241	11,059
XOMA Ltd. (a)(d)	1,862	9,738
Zalicus, Inc. (a)	9,513	20,643
ZIOPHARM Oncology, Inc. (a)	3,283	19,993
Zogenix, Inc.	2,070	8,446
		18,325,382
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc. (a)	1,567	41,557
Abiomed, Inc. (a)	3,647	45,478
Accuray, Inc. (a)	4,719	46,718
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	5,797	$ 120,867
Alimera Sciences, Inc. (a)(d)	2,500	19,950
Alphatec Holdings, Inc. (a)(d)	5,917	15,739
American Medical Systems Holdings, Inc. (a)	5,791	126,881
Analogic Corp.	1,208	65,474
Angiodynamics, Inc. (a)	2,452	41,243
Anika Therapeutics, Inc. (a)	1,002	9,068
ArthroCare Corp. (a)	2,137	73,705
Atricure, Inc. (a)	973	9,769
Atrion Corp.	234	41,264
BioLase Technology, Inc. (a)	592	1,835
BSD Medical Corp. (a)	1,468	6,400
Cardica, Inc. (a)	1,278	4,192
Cardiovascular Systems, Inc. (a)	980	8,722
Cerus Corp. (a)(d)	5,389	18,538
China Medical Technologies, Inc. sponsored ADR (a)(d)	1,646	21,628
Conceptus, Inc. (a)	2,216	31,157
CONMED Corp. (a)	2,415	63,949
Cutera, Inc. (a)	1,010	9,757
Cyberonics, Inc. (a)	2,180	72,005
Cynosure, Inc. Class A (a)	700	9,548
Delcath Systems, Inc. (a)(d)	3,168	20,750
DENTSPLY International, Inc.	11,027	412,079
DexCom, Inc. (a)	4,859	71,087
DynaVox, Inc. Class A (a)	830	4,847
EDAP TMS SA sponsored ADR (a)(d)	1,813	6,327
Endologix, Inc. (a)	4,661	27,686
Exactech, Inc. (a)	1,360	25,772
Gen-Probe, Inc. (a)	3,617	227,437
Given Imaging Ltd. (a)	2,545	48,610
Hansen Medical, Inc. (a)	2,938	6,140
HeartWare International, Inc. (a)	992	83,407
Hologic, Inc. (a)	20,375	411,168
ICU Medical, Inc. (a)	1,041	43,712
IDEXX Laboratories, Inc. (a)(d)	4,315	335,276
Immucor, Inc. (a)	5,780	112,537
Insulet Corp. (a)	3,145	55,667
Integra LifeSciences Holdings Corp. (a)	2,187	109,678
Intuitive Surgical, Inc. (a)	3,021	990,737
IRIS International, Inc. (a)	2,486	25,233
Kensey Nash Corp. (a)	1,045	27,442
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LeMaitre Vascular, Inc.	1,743	$ 11,748
Mako Surgical Corp. (a)	3,360	69,216
Masimo Corp.	4,523	136,323
Medical Action Industries, Inc. (a)	1,561	12,894
MELA Sciences, Inc. (a)(d)	1,612	4,240
Meridian Bioscience, Inc.	3,230	69,671
Merit Medical Systems, Inc. (a)	2,018	34,467
Natus Medical, Inc. (a)	2,216	35,146
Neogen Corp. (a)	1,962	73,359
NeuroMetrix, Inc. (a)	497	258
NuVasive, Inc. (a)(d)	3,269	87,380
NxStage Medical, Inc. (a)	3,958	81,654
OraSure Technologies, Inc. (a)	3,377	23,403
Orthofix International NV (a)	1,423	44,967
Orthovita, Inc. (a)	5,865	13,959
Palomar Medical Technologies, Inc. (a)	1,877	29,994
Quidel Corp. (a)	2,368	31,163
Rochester Medical Corp. (a)	1,184	12,515
Rockwell Medical Technologies, Inc. (a)	2,032	18,532
RTI Biologics, Inc. (a)	3,187	8,573
Shamir Optical Industry Ltd.	1,373	18,659
Sirona Dental Systems, Inc. (a)	4,423	223,185
Solta Medical, Inc. (a)	4,423	13,844
SonoSite, Inc. (a)	1,349	48,497
Staar Surgical Co. (a)	2,835	17,010
Stereotaxis, Inc. (a)(d)	3,232	12,766
SurModics, Inc. (a)	1,470	19,169
Synergetics USA, Inc. (a)	1,175	5,934
Syneron Medical Ltd. (a)	2,826	41,542
Synovis Life Technologies, Inc. (a)	2,035	40,171
The Spectranetics Corp. (a)	1,742	8,396
ThermoGenesis Corp. (a)	1,101	3,006
Thoratec Corp. (a)	4,378	122,059
TomoTherapy, Inc. (a)	4,758	16,938
Tornier BV	2,500	45,925
TranS1, Inc. (a)	612	2,032
Trinity Biotech PLC sponsored ADR (a)	1,741	15,477
Unilife Corp. (a)(d)	3,500	16,520
Utah Medical Products, Inc.	500	13,785
Vascular Solutions, Inc. (a)	1,180	12,968
Volcano Corp. (a)	3,804	99,817
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Winner Medical Group, Inc. (a)(d)	1,800	$ 9,360
Wright Medical Group, Inc. (a)	3,220	50,973
Young Innovations, Inc.	669	21,187
Zoll Medical Corp. (a)	1,648	76,269
		5,705,987
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	1,038	60,246
Allied Healthcare International, Inc. (a)	7,104	17,405
Almost Family, Inc. (a)	863	33,657
Amedisys, Inc. (a)	2,339	84,017
America Service Group, Inc.	1,107	20,236
American CareSource Holdings, Inc. (a)	1,100	1,793
American Dental Partners, Inc. (a)	1,575	20,239
AmSurg Corp. (a)	2,548	60,209
Animal Health International, Inc. (a)	1,331	5,191
Bio-Reference Laboratories, Inc. (a)	2,262	47,321
BioScrip, Inc. (a)	4,962	20,940
CardioNet, Inc. (a)	1,581	7,620
Catalyst Health Solutions, Inc. (a)	3,439	155,477
Chindex International, Inc. (a)	849	15,155
Corvel Corp. (a)	957	47,372
Cross Country Healthcare, Inc. (a)	3,098	25,775
Epocrates, Inc. (a)	1,700	36,890
Express Scripts, Inc. (a)	40,441	2,273,593
Genoptix, Inc. (a)	1,274	31,837
Gentiva Health Services, Inc. (a)	2,288	64,590
Healthways, Inc. (a)	2,712	37,887
Henry Schein, Inc. (a)	6,939	478,652
HMS Holdings Corp. (a)	2,043	154,369
IPC The Hospitalist Co., Inc. (a)	1,313	53,570
LCA-Vision, Inc. (a)	1,176	8,314
LHC Group, Inc. (a)	1,484	44,312
LifePoint Hospitals, Inc. (a)	4,060	158,259
Lincare Holdings, Inc.	7,356	215,825
Magellan Health Services, Inc. (a)	2,579	123,740
Medcath Corp. (a)	1,605	22,823
MedQuist Holdings, Inc. (a)	4,500	40,860
MWI Veterinary Supply, Inc. (a)	943	65,274
National Research Corp.	370	12,103
NovaMed Eyecare, Inc. (a)	641	8,423
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc.	9,339	$ 311,736
PDI, Inc. (a)	880	7,630
Providence Service Corp. (a)	853	13,998
PSS World Medical, Inc. (a)	4,281	111,392
RadNet, Inc. (a)	2,333	7,816
Rural/Metro Corp. (a)	2,478	37,145
Sharps Compliance Corp. (a)	740	4,159
Sun Healthcare Group, Inc. (a)	1,840	27,048
The Ensign Group, Inc.	1,539	46,801
U.S. Physical Therapy, Inc. (a)	1,196	23,645
VCA Antech, Inc. (a)	6,639	166,241
		5,211,585
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	14,053	300,032
athenahealth, Inc. (a)	2,540	115,164
Cerner Corp. (a)	6,412	644,085
Computer Programs & Systems, Inc.	840	45,368
HealthStream, Inc. (a)	861	6,707
iCAD, Inc. (a)	4,747	6,076
MedAssets, Inc. (a)	4,369	61,909
Medidata Solutions, Inc. (a)	1,700	44,047
MedQuist, Inc.	3,033	27,145
Merge Healthcare, Inc. (a)	8,239	41,277
Omnicell, Inc. (a)	2,544	34,191
Quality Systems, Inc.	2,203	176,020
SXC Health Solutions Corp. (a)	4,762	234,803
Transcend Services, Inc. (a)	710	15,116
Vital Images, Inc. (a)	1,217	18,243
		1,770,183
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	4,219	36,537
Affymetrix, Inc. (a)	5,223	25,645
Albany Molecular Research, Inc. (a)	3,021	13,655
Apricus Biosciences, Inc. (a)(d)	2,588	13,872
Arrowhead Research Corp. (a)	5,351	3,639
BG Medicine, Inc.	1,000	8,550
Bruker BioSciences Corp. (a)	12,984	249,163
Caliper Life Sciences, Inc. (a)	7,618	50,964
Combimatrix Corp. (a)	142	378
Complete Genomics, Inc.	2,200	16,060
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Compugen Ltd. (a)	1,757	$ 8,926
Dionex Corp. (a)	1,310	154,344
eResearchTechnology, Inc. (a)	4,964	31,521
Fluidigm Corp. (a)	1,500	21,195
Furiex Pharmaceuticals, Inc. (a)	710	11,800
Harvard Bioscience, Inc. (a)	3,295	14,317
ICON PLC sponsored ADR (a)	4,511	89,724
Illumina, Inc. (a)	9,638	668,877
Kendle International, Inc. (a)	1,534	18,255
Life Technologies Corp. (a)	14,356	766,180
Luminex Corp. (a)	3,105	58,436
Medtox Scientific, Inc.	357	5,405
Pacific Biosciences of California, Inc. (d)	4,500	70,830
PAREXEL International Corp. (a)	4,352	102,141
Pharmaceutical Product Development, Inc.	9,002	247,285
pSivida Corp. (a)	1,100	4,356
Pure Bioscience (a)(d)	1,890	3,648
QIAGEN NV (a)(d)	18,156	374,558
Sequenom, Inc. (a)(d)	6,244	38,338
SeraCare Life Sciences, Inc. (a)	1,401	5,646
Techne Corp.	2,843	203,815
		3,318,060
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)(d)	2,462	8,100
Adolor Corp. (a)	5,544	7,762
Aegerion Pharmaceuticals, Inc. (d)	1,264	18,783
Akorn, Inc. (a)	7,462	41,713
Alexza Pharmaceuticals, Inc. (a)	4,285	5,356
Ardea Biosciences, Inc. (a)	1,685	44,669
Auxilium Pharmaceuticals, Inc. (a)	3,830	86,060
AVANIR Pharmaceuticals Class A (a)(d)	8,701	32,803
Biodel, Inc. (a)(d)	1,400	2,842
BioMimetic Therapeutics, Inc. (a)	1,931	26,030
Cadence Pharmaceuticals, Inc. (a)(d)	5,377	40,381
Cardiome Pharma Corp. (a)	5,488	31,756
Columbia Laboratories, Inc. (a)	6,149	21,460
Corcept Therapeutics, Inc. (a)(d)	7,129	26,662
Cornerstone Therapeutics, Inc. (a)	1,844	9,939
CPEX Pharmaceuticals, Inc. (a)	136	3,705
Cumberland Pharmaceuticals, Inc. (a)	1,718	10,514
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
DepoMed, Inc. (a)	3,719	$ 31,202
Durect Corp. (a)	10,798	34,986
Endo Pharmaceuticals Holdings, Inc. (a)	8,690	308,669
Endocyte, Inc.	1,200	8,796
Eurand NV (a)	4,134	49,484
Flamel Technologies SA sponsored ADR (a)	2,626	16,859
Hi-Tech Pharmacal Co., Inc. (a)	1,240	28,632
Impax Laboratories, Inc. (a)	4,839	99,635
Inspire Pharmaceuticals, Inc. (a)	6,727	27,043
Ista Pharmaceuticals, Inc. (a)	2,269	17,494
Jazz Pharmaceuticals, Inc. (a)	3,013	74,210
Jiangbo Pharmaceuticals, Inc. (a)	950	5,890
Labopharm, Inc. (a)	3,695	2,663
MAP Pharmaceuticals, Inc. (a)	2,449	39,502
Mylan, Inc. (a)	33,716	771,085
Nektar Therapeutics (a)	7,166	68,722
Novogen Ltd. sponsored ADR (a)	97	72
NuPathe, Inc.	1,000	7,830
Obagi Medical Products, Inc. (a)	1,285	14,726
Optimer Pharmaceuticals, Inc. (a)	2,863	34,184
Pacira Pharmaceuticals, Inc.	1,000	6,900
Pain Therapeutics, Inc.	4,907	33,564
Perrigo Co.	7,156	546,933
Pozen, Inc. (a)	3,117	16,021
ProPhase Labs, Inc. (a)	1,566	2,255
Questcor Pharmaceuticals, Inc. (a)	5,132	66,511
Repros Therapeutics, Inc. (a)	372	1,674
Salix Pharmaceuticals Ltd. (a)	4,266	142,228
Santarus, Inc. (a)	3,937	12,559
Shire PLC sponsored ADR (d)	3,791	322,273
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	1,359	10,206
Somaxon Pharmaceuticals, Inc. (a)(d)	2,940	8,967
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	4,732
SuperGen, Inc. (a)	3,481	10,339
Teva Pharmaceutical Industries Ltd. sponsored ADR	54,270	2,718,927
The Medicines Company (a)	3,937	68,464
ViroPharma, Inc. (a)	5,851	104,908
Vivus, Inc. (a)	6,651	50,614
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	19,448	$ 460,529
XenoPort, Inc. (a)	3,198	23,249
		6,672,072
TOTAL HEALTH CARE		41,003,269
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,516	43,979
American Science & Engineering, Inc.	697	65,518
Applied Energetics, Inc. (a)	7,472	6,217
Ascent Solar Technologies, Inc. (a)	1,977	6,623
Astronics Corp. (a)	339	7,309
BE Aerospace, Inc. (a)	7,602	256,339
Ceradyne, Inc. (a)	2,097	80,168
Elbit Systems Ltd.	3,164	162,914
GeoEye, Inc. (a)	1,723	76,760
Global Defense Technology & Systems, Inc. (a)	921	15,058
Herley Industries, Inc. (a)	746	14,174
Innovative Solutions & Support, Inc. (a)	1,067	6,338
KEYW Holding Corp.	1,900	27,075
Kratos Defense & Security Solutions, Inc. (a)	2,082	30,002
Ladish Co., Inc. (a)	1,186	64,329
LMI Aerospace, Inc. (a)	964	17,313
Sypris Solutions, Inc. (a)	676	2,839
Taser International, Inc. (a)	4,353	16,454
TAT Technologies Ltd. (a)	863	4,841
		904,250
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	5,013	39,352
Atlas Air Worldwide Holdings, Inc. (a)	1,956	133,556
C.H. Robinson Worldwide, Inc.	12,656	916,168
Expeditors International of Washington, Inc.	16,219	775,268
Forward Air Corp.	2,253	66,756
Hub Group, Inc. Class A (a)	2,878	100,615
Pacer International, Inc. (a)	2,247	12,201
Park-Ohio Holdings Corp. (a)	771	17,024
UTI Worldwide, Inc.	8,147	162,125
		2,223,065
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
Allegiant Travel Co.	1,372	$ 56,622
Hawaiian Holdings, Inc. (a)	4,459	29,608
JetBlue Airways Corp. (a)(d)	22,278	126,985
Pinnacle Airlines Corp. (a)	2,738	16,565
Republic Airways Holdings, Inc. (a)	3,142	19,920
Ryanair Holdings PLC sponsored ADR (d)	8,774	250,234
SkyWest, Inc.	4,385	72,353
		572,287
Building Products - 0.1%
AAON, Inc.	1,218	37,393
American Woodmark Corp.	1,276	25,456
Apogee Enterprises, Inc.	2,050	28,024
Builders FirstSource, Inc. (a)	6,715	16,049
China Architectural Engineering, Inc. (a)	600	696
China Ceramics Co. Ltd. (a)(d)	1,500	10,935
Gibraltar Industries, Inc. (a)	2,751	29,793
Insteel Industries, Inc.	1,187	14,683
PGT, Inc. (a)	4,454	10,645
Universal Forest Products, Inc.	1,517	51,730
US Home Systems, Inc. (a)	272	1,284
		226,688
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	980	10,672
APAC Customer Services, Inc. (a)	4,492	26,323
Casella Waste Systems, Inc. Class A (a)	2,850	20,891
CECO Environmental Corp. (a)	977	5,803
Cintas Corp.	11,195	314,803
Copart, Inc. (a)	6,250	262,563
Courier Corp.	1,323	18,879
EnerNOC, Inc. (a)(d)	1,893	36,497
Fuel Tech, Inc. (a)	2,055	15,371
G&K Services, Inc. Class A	1,298	42,081
Guanwei Recycling Corp. (a)	1,400	4,130
Healthcare Services Group, Inc.	4,923	87,482
Heritage-Crystal Clean, Inc. (a)	1,021	12,252
Herman Miller, Inc.	4,328	116,596
Industrial Services of America, Inc. (a)	694	7,488
InnerWorkings, Inc. (a)	4,327	35,352
Interface, Inc. Class A	4,270	71,181
Intersections, Inc.	1,601	15,994
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kimball International, Inc. Class B	3,264	$ 23,370
McGrath RentCorp.	1,837	50,536
Mobile Mini, Inc. (a)	2,506	56,986
Multi-Color Corp.	745	13,820
Perma-Fix Environmental Services, Inc. (a)	4,865	7,200
R.R. Donnelley & Sons Co.	16,006	298,032
Standard Parking Corp. (a)	1,686	30,618
Stericycle, Inc. (a)	6,596	570,026
Swisher Hygiene, Inc. (a)(d)	9,000	54,301
Sykes Enterprises, Inc. (a)	3,627	67,462
Team, Inc. (a)	1,757	45,559
Tetra Tech, Inc. (a)	4,748	111,578
United Stationers, Inc. (a)	1,800	121,356
US Ecology, Inc.	1,521	25,568
Virco Manufacturing Co.	1,086	3,475
WCA Waste Corp. (a)	2,105	11,051
		2,595,296
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	9,646	348,799
Great Lakes Dredge & Dock Corp.	3,806	29,953
Insituform Technologies, Inc. Class A (a)	2,753	71,138
Integrated Electrical Services, Inc. (a)	652	2,497
Layne Christensen Co. (a)	1,467	48,954
MYR Group, Inc. (a)	1,479	33,366
Northwest Pipe Co. (a)	758	17,995
Primoris Services Corp.	2,917	24,940
Sterling Construction Co., Inc. (a)	1,382	18,104
UniTek Global Services, Inc. (a)	1,200	11,736
		607,482
Electrical Equipment - 0.3%
A-Power Energy Generation Systems, Ltd. (a)(d)	3,139	17,045
A123 Systems, Inc. (a)	7,793	73,878
Active Power, Inc. (a)	12,711	28,600
Advanced Battery Technologies, Inc. (a)(d)	4,982	19,330
Altair Nanotechnologies, Inc. (a)(d)	3,678	9,931
American Superconductor Corp. (a)	3,754	99,556
Beacon Power Corp. (a)	3,488	11,999
Broadwind Energy, Inc. (a)	8,190	13,104
Capstone Turbine Corp. (a)(d)	16,385	24,905
China BAK Battery, Inc. (a)(d)	3,906	7,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
China Electric Motor, Inc.	1,700	$ 6,681
China Recycling Energy Corp. (a)	2,900	8,120
China Ritar Power Corp. (a)	3,274	7,105
China Technology Development Group Corp. (a)(d)	3,489	7,606
Coleman Cable, Inc. (a)	1,065	7,870
Deswell Industries, Inc.	1,530	5,202
Ecotality, Inc. (a)	654	2,616
Encore Wire Corp.	1,808	42,416
Ener1, Inc. (a)(d)	11,508	42,465
Franklin Electric Co., Inc.	1,731	73,568
FuelCell Energy, Inc. (a)(d)	8,624	15,092
Fushi Copperweld, Inc. (a)	2,905	28,266
Global Power Equipment Group, Inc. (a)	1,100	24,717
Harbin Electric, Inc. (a)	2,087	39,611
Highpower International, Inc. (a)	815	2,779
Hoku Corp. (a)(d)	4,244	8,276
Hydrogenics Corp. (a)	2,536	12,350
II-VI, Inc. (a)	2,500	127,975
Jinpan International Ltd.	1,698	19,187
Lihua International, Inc. (a)(d)	1,829	19,790
Lime Energy Co. (a)	1,937	9,666
LSI Industries, Inc.	2,044	15,821
Nexxus Lighting, Inc. (a)	956	3,117
Ocean Power Technologies, Inc. (a)	1,435	7,462
Plug Power, Inc. (a)	6,316	4,611
Powell Industries, Inc. (a)	807	30,174
PowerSecure International, Inc. (a)	871	6,445
Preformed Line Products Co.	344	24,417
Satcon Technology Corp. (a)	10,653	38,777
Ultralife Corp. (a)	1,473	7,601
Valence Technology, Inc. (a)(d)	16,044	24,226
Vicor Corp.	2,800	42,644
Woodward, Inc.	5,524	181,684
		1,203,755
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,294	70,212
Machinery - 1.3%
3D Systems Corp. (a)	2,450	119,928
Altra Holdings, Inc. (a)	2,183	47,218
American Railcar Industries, Inc. (a)	2,226	44,987
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Astec Industries, Inc. (a)	1,883	$ 64,643
Bucyrus International, Inc. Class A	6,190	563,661
Chart Industries, Inc. (a)	2,340	106,213
China Fire & Security Group, Inc. (a)	2,036	11,707
China Valves Technology, Inc. (a)	2,643	16,122
China Wind Systems, Inc. (a)(d)	1,970	7,979
CleanTech Innovations, Inc. (a)(d)	1,800	8,460
Columbus McKinnon Corp. (NY Shares) (a)	1,868	32,260
Commercial Vehicle Group, Inc. (a)	2,120	33,411
Dynamic Materials Corp.	806	21,303
Energy Recovery, Inc. (a)(d)	3,989	13,523
Flow International Corp. (a)	3,549	14,161
Force Protection, Inc. (a)	5,486	27,649
FreightCar America, Inc.	1,288	36,219
Gencor Industries, Inc. (a)	519	4,116
Hardinge, Inc.	1,062	14,178
Hurco Companies, Inc. (a)	404	12,132
Joy Global, Inc.	7,836	763,070
Key Technology, Inc. (a)	313	6,335
L.B. Foster Co. Class A (a)	891	37,422
Lincoln Electric Holdings, Inc.	3,207	228,916
Makita Corp. sponsored ADR (d)	331	14,058
MFRI, Inc. (a)	997	11,565
Middleby Corp. (a)	1,390	124,641
NN, Inc. (a)	1,502	18,400
Nordson Corp.	2,641	287,631
Omega Flex, Inc. (a)	729	9,528
PACCAR, Inc.	28,018	1,404,542
PMFG, Inc. (a)	953	17,688
RBC Bearings, Inc. (a)	1,636	59,207
Shengkai Innovations, Inc. (a)	2,051	11,547
SmartHeat, Inc. (a)	3,800	17,366
Sun Hydraulics Corp.	1,419	51,226
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	15,218
Class B (a)	262	3,003
TriMas Corp. (a)	3,224	66,318
Twin Disc, Inc.	1,506	48,734
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Westport Innovations, Inc. (a)	3,590	$ 65,948
Wuhan General Group China Ltd. (a)	1,750	1,978
		4,464,211
Marine - 0.1%
DryShips, Inc. (a)(d)	27,732	136,164
Eagle Bulk Shipping, Inc. (a)(d)	4,473	18,384
Euroseas Ltd.	2,727	10,581
FreeSeas, Inc. (a)	343	1,043
Newlead Holdings Ltd. (a)	1,300	3,250
OceanFreight, Inc. (a)	3,560	2,742
Seanergy Martime Holdings Corp. (a)	11,998	9,478
Star Bulk Carriers Corp.	6,130	15,877
TBS International Ltd. Class A (a)(d)	2,262	8,550
Ultrapetrol (Bahamas) Ltd. (a)	2,469	13,752
		219,821
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	51,794
Acacia Research Corp. - Acacia Technologies (a)	2,802	82,155
Advisory Board Co. (a)	1,397	71,471
Barrett Business Services, Inc.	849	12,387
CoStar Group, Inc. (a)	1,672	94,752
CRA International, Inc. (a)	945	24,513
Exponent, Inc. (a)	1,070	42,105
Heidrick & Struggles International, Inc.	1,475	40,164
Hudson Highland Group, Inc. (a)	3,838	25,753
Huron Consulting Group, Inc. (a)	1,612	44,846
ICF International, Inc. (a)	1,407	31,897
Kelly Services, Inc. Class A (non-vtg.) (a)	2,586	54,358
Kforce, Inc. (a)	2,880	51,437
LECG Corp. (a)	2,460	320
Lightbridge Corp. (a)	2,205	11,775
Odyssey Marine Exploration, Inc. (a)	6,577	21,507
On Assignment, Inc. (a)	3,030	31,815
RCM Technologies, Inc. (a)	426	2,164
Resources Connection, Inc.	4,204	81,095
School Specialty, Inc. (a)	1,586	24,345
Verisk Analytics, Inc. (a)	10,869	351,612
VSE Corp.	427	11,576
		1,163,841
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
AMERCO (a)	1,464	$ 141,408
Arkansas Best Corp.	1,921	45,566
Avis Budget Group, Inc. (a)	7,694	117,872
Covenant Transport Group, Inc. Class A (a)	611	5,316
Frozen Food Express Industries, Inc. (a)	1,931	7,917
Heartland Express, Inc.	7,042	116,827
J.B. Hunt Transport Services, Inc.	9,561	397,833
Landstar System, Inc.	3,801	169,030
Marten Transport Ltd.	2,024	43,212
Old Dominion Freight Lines, Inc. (a)	4,229	130,169
P.A.M. Transportation Services, Inc. (a)	668	7,909
Patriot Transportation Holding, Inc. (a)	642	16,089
Quality Distribution, Inc. (a)	1,569	15,847
Saia, Inc. (a)	1,454	21,926
Trailer Bridge, Inc. (a)	724	2,737
Universal Truckload Services, Inc. (a)	1,183	19,034
USA Truck, Inc. (a)	1,050	13,430
Vitran Corp., Inc. (a)	938	11,800
Werner Enterprises, Inc.	5,369	126,440
YRC Worldwide, Inc. (a)(d)	3,141	8,481
		1,418,843
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,840	30,451
Beacon Roofing Supply, Inc. (a)	3,114	66,048
DXP Enterprises, Inc. (a)	963	20,473
Essex Rental Corp. (a)	2,219	14,091
Fastenal Co. (d)	11,313	702,877
H&E Equipment Services, Inc. (a)	2,677	41,975
Houston Wire & Cable Co.	2,312	30,981
Kaman Corp.	1,850	58,960
Lawson Products, Inc.	645	15,525
Mitsui & Co. Ltd. sponsored ADR	62	22,642
Rush Enterprises, Inc.:
Class A (a)	2,392	44,898
Class B (a)	1,009	16,346
Titan Machinery, Inc. (a)	1,583	40,731
Willis Lease Finance Corp. (a)	1,056	13,918
		1,119,916
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,625	$ 2,498
Grupo Aeroportuario Norte SAB de CV ADR	550	7,876
		10,374
TOTAL INDUSTRIALS		16,800,041
INFORMATION TECHNOLOGY - 51.0%
Communications Equipment - 7.2%
Acme Packet, Inc. (a)	4,931	371,008
ADTRAN, Inc.	4,693	213,438
Alvarion Ltd. (a)	5,431	10,645
Anaren, Inc. (a)	1,716	36,414
Arris Group, Inc. (a)	9,340	123,288
Aruba Networks, Inc. (a)	7,905	240,707
AudioCodes Ltd. (a)	2,694	17,538
Aviat Networks, Inc. (a)	6,291	38,438
Bel Fuse, Inc.:
Class A	300	7,287
Class B (non-vtg.)	558	12,220
BigBand Networks, Inc. (a)	5,734	14,908
Black Box Corp.	1,579	60,302
Blue Coat Systems, Inc. (a)	3,212	90,386
Brocade Communications Systems, Inc. (a)	36,810	234,480
Calix Networks, Inc. (a)	678	12,062
Ceragon Networks Ltd. (a)	2,384	29,633
China GrenTech Corp. Ltd. ADR (a)(d)	1,452	4,298
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	5,387	22,841
Ciena Corp. (a)	7,029	193,790
Cisco Systems, Inc. (a)	425,891	7,904,537
Cogo Group, Inc. (a)	4,165	33,653
Comtech Telecommunications Corp.	2,067	55,912
DG FastChannel, Inc. (a)	2,008	66,485
Dialogic, Inc. (a)	1,793	8,875
Digi International, Inc. (a)	3,056	33,830
Ditech Networks, Inc. (a)	1,208	2,029
DragonWave, Inc. (a)	2,480	19,406
EchoStar Holding Corp. Class A (a)	3,192	110,762
EMCORE Corp. (a)(d)	5,898	16,455
EMS Technologies, Inc. (a)	1,352	26,283
Endwave Corp. (a)	412	1,096
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EXFO, Inc. (sub. vtg.) (a)	2,252	$ 26,317
Extreme Networks, Inc. (a)	7,442	29,173
F5 Networks, Inc. (a)	6,200	731,662
Finisar Corp. (a)	6,530	267,861
Gilat Satellite Networks Ltd. (a)	2,826	14,215
Globecomm Systems, Inc. (a)	1,436	15,293
Harmonic, Inc. (a)	8,706	83,665
Infinera Corp. (a)	8,141	65,209
InterDigital, Inc.	3,307	157,678
Ituran Location & Control Ltd.	1,765	28,152
Ixia (a)	5,463	95,876
JDS Uniphase Corp. (a)	17,090	421,610
KVH Industries, Inc. (a)	1,563	22,945
Loral Space & Communications Ltd. (a)	1,577	119,316
Meru Networks, Inc. (a)	1,000	21,360
Mitel Networks, Inc. (a)	3,745	21,347
NETGEAR, Inc. (a)	2,792	91,578
Network Engines, Inc. (a)	2,771	5,736
Network Equipment Technologies, Inc. (a)	1,783	6,490
NumereX Corp. Class A (a)	847	7,792
Oclaro, Inc. (a)	3,681	64,896
Oplink Communications, Inc. (a)	1,737	47,264
Opnext, Inc. (a)	6,299	26,393
ORBCOMM, Inc. (a)	2,897	10,284
Orckit Communications Ltd. (a)	1,533	4,093
Parkervision, Inc. (a)	2,588	1,915
PC-Tel, Inc. (a)	1,155	8,651
Performance Technologies, Inc. (a)	470	940
Polycom, Inc. (a)	6,415	306,637
Powerwave Technologies, Inc. (a)	12,554	46,324
QUALCOMM, Inc.	124,104	7,394,116
RADWARE Ltd. (a)	1,428	53,793
Research In Motion Ltd. (a)	40,122	2,653,669
Riverbed Technology, Inc. (a)	11,382	469,963
SeaChange International, Inc. (a)	3,784	35,721
ShoreTel, Inc. (a)	3,356	22,787
Sierra Wireless, Inc. (a)	2,705	28,463
Silicom Ltd. (a)	400	7,356
Sonus Networks, Inc. (a)	20,450	61,964
Sycamore Networks, Inc.	2,247	47,973
Symmetricom, Inc. (a)	5,203	29,449
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tekelec (a)	5,608	$ 43,013
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	19,897	255,477
Telestone Technologies Corp. (a)(d)	578	4,959
Tellabs, Inc.	29,344	158,164
Telular Corp.	871	6,053
Tollgrade Communications, Inc. (a)	924	9,231
UTStarcom, Inc. (a)	10,505	21,535
ViaSat, Inc. (a)	3,079	128,117
Westell Technologies, Inc. Class A (a)	3,694	12,079
Zhone Technologies, Inc. (a)	2,208	5,100
ZST Digital Networks, Inc. (a)	576	3,704
		24,216,364
Computers & Peripherals - 9.2%
Apple, Inc. (a)	70,509	24,904,450
Avid Technology, Inc. (a)(d)	3,257	71,849
Concurrent Computer Corp. (a)	867	5,315
Cray, Inc. (a)	3,431	25,321
Dell, Inc. (a)	149,261	2,362,802
Dot Hill Systems Corp. (a)	4,517	14,771
Electronics for Imaging, Inc. (a)	4,088	63,078
Hutchinson Technology, Inc. (a)	1,552	4,873
iGO, Inc. (a)	2,072	7,894
Immersion Corp. (a)	1,492	10,593
Intevac, Inc. (a)	2,427	30,993
Logitech International SA (a)(d)	13,863	261,595
NetApp, Inc. (a)	27,424	1,416,724
Novatel Wireless, Inc. (a)	2,420	14,326
OCZ Technology Group, Inc. (a)	3,361	25,308
Overland Storage, Inc. (a)	304	480
Presstek, Inc. (a)	2,467	5,847
QLogic Corp. (a)	7,884	142,385
Rimage Corp.	799	11,993
SanDisk Corp. (a)	18,078	896,669
Seagate Technology (a)	36,448	462,890
Silicon Graphics International Corp. (a)	2,701	41,893
Smart Technologies, Inc. Class A (a)	2,900	26,651
STEC, Inc. (a)(d)	3,803	77,695
Stratasys, Inc. (a)	1,858	84,316
Super Micro Computer, Inc. (a)	2,842	42,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)(d)	2,663	$ 78,559
Xyratex Ltd. (a)	2,115	26,882
		31,118,640
Electronic Equipment & Components - 1.4%
Agilysys, Inc. (a)	2,256	11,325
Brightpoint, Inc. (a)	6,256	78,826
CalAmp Corp. (a)	4,043	12,331
Cognex Corp.	3,115	86,940
Coherent, Inc. (a)	1,959	120,968
Comverge, Inc. (a)	2,385	12,140
Daktronics, Inc.	3,527	40,384
DDi Corp.	1,501	15,565
Digital Ally, Inc. (a)	1,439	2,489
DTS, Inc. (a)	1,270	57,595
Echelon Corp. (a)	3,399	29,775
Electro Rent Corp.	1,443	23,102
Electro Scientific Industries, Inc. (a)	2,429	37,018
FARO Technologies, Inc. (a)	1,390	49,554
Flextronics International Ltd. (a)	59,049	477,706
FLIR Systems, Inc.	11,954	386,114
Frequency Electronics, Inc. (a)	801	6,456
Funtalk China Holdings Ltd. (a)(d)	3,757	19,198
GSI Group, Inc. (a)	3,000	38,700
GTSI Corp. (a)	1,108	5,252
HLS Systems International Ltd. (a)	3,944	59,357
I. D. Systems Inc. (a)	623	3,034
Identive Group, Inc. (a)	1,068	2,809
Insight Enterprises, Inc. (a)	3,642	66,612
IPG Photonics Corp. (a)	3,514	200,017
Itron, Inc. (a)	3,049	172,909
LeCroy Corp. (a)	1,187	16,665
Littelfuse, Inc.	1,684	88,966
LoJack Corp. (a)	1,208	7,224
LRAD Corp. (a)	2,260	4,904
Magal Security Systems Ltd. (a)	1,252	3,693
Maxwell Technologies, Inc. (a)	1,992	36,075
Measurement Specialties, Inc. (a)	1,117	34,560
Mercury Computer Systems, Inc. (a)	1,857	35,246
Microvision, Inc. (a)	9,861	16,468
Molex, Inc.	7,771	217,044
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Molex, Inc. Class A (non-vtg.)	5,800	$ 133,516
MTS Systems Corp.	1,440	66,686
Multi-Fineline Electronix, Inc. (a)	2,064	59,072
National Instruments Corp.	9,093	283,065
NetList, Inc. (a)	1,689	3,986
Newport Corp. (a)	3,672	61,139
Orbotech Ltd. (a)	3,303	46,506
OSI Systems, Inc. (a)	1,358	51,088
PC Connection, Inc. (a)	2,121	18,029
PC Mall, Inc. (a)	1,949	20,659
Perceptron, Inc. (a)	784	5,378
Planar Systems, Inc. (a)	480	1,248
Plexus Corp. (a)	3,134	98,502
Power-One, Inc. (a)(d)	7,931	65,272
RadiSys Corp. (a)	1,638	13,645
Research Frontiers, Inc. (a)	1,108	8,687
Richardson Electronics Ltd.	989	12,857
Rofin-Sinar Technologies, Inc. (a)	2,146	83,222
Sanmina-SCI Corp. (a)	6,221	97,172
ScanSource, Inc. (a)	2,106	76,932
SMART Modular Technologies (WWH), Inc. (a)	4,840	33,541
Spectrum Control, Inc. (a)	819	11,474
Tech Data Corp. (a)	3,590	177,992
Tessco Technologies, Inc.	550	6,677
Trimble Navigation Ltd. (a)	9,289	456,554
TTM Technologies, Inc. (a)	6,146	107,801
Universal Display Corp. (a)	2,902	122,145
Viasystems Group, Inc. (a)	1,655	39,290
X-Rite, Inc. (a)(d)	7,258	33,750
Zygo Corp. (a)	1,222	17,695
		4,690,601
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	13,990	525,045
Ancestry.com, Inc. (a)	3,336	109,621
Autobytel, Inc. (a)	3,159	3,570
Baidu.com, Inc. sponsored ADR (a)	20,526	2,486,930
China Finance Online Co. Ltd. ADR (a)	2,033	11,100
ChinaCache International Holdings Ltd. sponsored ADR	450	9,572
comScore, Inc. (a)	2,337	64,338
Constant Contact, Inc. (a)(d)	2,338	67,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CryptoLogic Ltd. (a)	2,831	$ 2,888
DealerTrack Holdings, Inc. (a)	3,247	65,524
Digital River, Inc. (a)	3,013	101,177
EarthLink, Inc.	8,516	70,087
EasyLink Services International Corp. (a)	4,384	18,281
eBay, Inc. (a)	100,038	3,351,773
Enternet Gold Golden Lines Ltd. (a)	1,727	51,102
Equinix, Inc. (a)	3,637	314,382
GigaMedia Ltd. (a)	5,039	5,744
Google, Inc. Class A (a)	19,082	11,704,899
GSI Commerce, Inc. (a)	5,160	107,276
HSW International, Inc. (a)	212	659
IAC/InterActiveCorp (a)	6,745	209,567
InfoSpace, Inc. (a)	3,092	24,922
Internap Network Services Corp. (a)	4,621	31,423
Internet Initiative Japan, Inc. sponsored ADR	728	6,013
iPass, Inc.	4,991	7,437
j2 Global Communications, Inc. (a)	3,673	106,848
Keynote Systems, Inc.	1,025	18,030
KIT Digital, Inc. (a)	1,597	20,777
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	7,794
Limelight Networks, Inc. (a)	7,958	55,308
Liquidity Services, Inc. (a)	2,232	35,868
LivePerson, Inc. (a)	4,012	40,240
Local.com Corp. (a)(d)	545	2,164
LogMeIn, Inc. (a)	1,658	59,506
LoopNet, Inc. (a)	2,688	31,987
Marchex, Inc. Class B	1,598	14,366
Market Leader, Inc. (a)	3,144	8,269
MediaMind Technologies, Inc. (a)	1,350	18,333
Mercadolibre, Inc.	3,308	217,600
ModusLink Global Solutions, Inc. (a)	3,600	24,840
Move, Inc. (a)	14,394	30,515
NaviSite, Inc. (a)	3,222	17,592
NetEase.com, Inc. sponsored ADR (a)	5,498	256,482
NIC, Inc.	5,174	52,464
Open Text Corp. (a)	4,280	251,754
OpenTable, Inc. (a)	1,680	149,302
Openwave Systems, Inc. (a)	8,604	19,101
Perficient, Inc. (a)	2,900	36,047
Points International Ltd. (a)	900	9,174
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
QuinStreet, Inc.	3,529	$ 76,897
RADVision Ltd. (a)	1,551	17,681
RealNetworks, Inc. (a)	10,884	41,903
Rediff.com India Ltd. sponsored ADR (a)	371	2,200
RightNow Technologies, Inc. (a)	2,428	64,803
Saba Software, Inc. (a)	1,898	13,419
SAVVIS, Inc. (a)	4,179	135,776
SciQuest, Inc.	1,500	21,390
Selectica, Inc. (a)	245	1,453
Sify Technologies Ltd. sponsored ADR (a)(d)	13,322	35,703
Sina Corp. (a)	4,721	385,564
Sohu.com, Inc. (a)	2,840	231,630
SPS Commerce, Inc. (a)	1,000	15,500
Stamps.com, Inc.	989	13,292
Subaye, Inc. (a)	639	4,850
Support.com, Inc. (a)	3,686	20,568
TechTarget, Inc. (a)	3,566	30,989
Terremark Worldwide, Inc. (a)	5,296	100,518
The Knot, Inc. (a)	2,918	29,268
TheStreet.com, Inc.	1,783	5,920
Travelzoo, Inc. (a)	1,418	55,940
United Online, Inc.	8,076	48,537
ValueClick, Inc. (a)	6,374	95,164
VeriSign, Inc.	12,965	457,535
VistaPrint Ltd. (a)(d)	3,405	174,370
Vocus, Inc. (a)	1,536	37,325
Web.com, Inc. (a)	1,927	24,511
WebMD Health Corp. (a)	4,443	257,694
WebMediaBrands, Inc. (a)	1,459	1,999
Yahoo!, Inc. (a)	100,010	1,640,164
Zix Corp. (a)	5,859	21,620
		24,899,512
IT Services - 2.2%
Acorn Energy, Inc. (a)	1,217	4,978
Acxiom Corp. (a)	6,095	104,468
Automatic Data Processing, Inc.	37,481	1,874,050
Cardtronics, Inc. (a)	3,427	64,942
Cass Information Systems, Inc.	716	27,960
China Information Technology, Inc. (a)	3,300	16,005
Cognizant Technology Solutions Corp. Class A (a)	23,323	1,792,839
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Task Group, Inc. (a)	1,224	$ 14,358
CSG Systems International, Inc. (a)	2,716	53,098
Dynamics Research Corp. (a)	900	13,824
Echo Global Logistics, Inc. (a)	1,450	17,139
Edgewater Technology, Inc. (a)	1,090	2,540
eLoyalty Corp. (a)	438	2,978
Euronet Worldwide, Inc. (a)	3,874	70,003
ExlService Holdings, Inc. (a)	2,333	51,839
Fiserv, Inc. (a)	11,549	730,705
Forrester Research, Inc.	2,033	73,554
Hackett Group, Inc. (a)	4,461	16,104
hiSoft Technology International Ltd. ADR (a)	622	15,407
iGate Corp.	4,208	76,165
Information Services Group, Inc. (a)	2,794	6,259
Infosys Technologies Ltd. sponsored ADR	8,311	554,344
Innodata Isogen, Inc. (a)	1,720	4,696
Integral Systems, Inc. (a)	2,535	31,028
Jack Henry & Associates, Inc.	6,532	208,436
Lionbridge Technologies, Inc. (a)	3,727	13,715
LML Payment Systems, Inc. (a)	2,787	13,099
ManTech International Corp. Class A (a)	1,814	78,365
NCI, Inc. Class A (a)	1,074	24,595
Ness Technologies, Inc. (a)	2,946	17,470
Newtek Business Services, Inc. (a)	1,293	2,172
Online Resources Corp. (a)	2,603	17,050
Paychex, Inc.	27,740	932,896
PFSweb, Inc. (a)	257	882
PRG-Schultz International, Inc. (a)	1,378	7,841
Rainmaker Systems, Inc. (a)	1,909	2,673
Sapient Corp.	10,287	121,901
Syntel, Inc.	3,151	165,900
Teletech Holdings, Inc. (a)	4,488	102,237
Telvent GIT SA (a)(d)	2,525	72,998
Tier Technologies, Inc. Class B (a)	3,261	20,446
Virtusa Corp. (a)	2,940	49,657
Yucheng Technologies Ltd. (a)(d)	1,788	7,277
		7,478,893
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	4,419	164,917
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 9.2%
Actions Semiconductor Co. Ltd. ADR (a)(d)	8,012	$ 20,190
Advanced Analogic Technologies, Inc. (a)	6,334	26,793
Advanced Energy Industries, Inc. (a)	3,336	53,776
Aixtron AG sponsored ADR (d)	769	32,213
Alpha & Omega Semiconductor Ltd. (a)	1,448	18,911
Altera Corp.	23,918	1,001,207
Amkor Technology, Inc. (a)(d)	14,287	105,295
Amtech Systems, Inc. (a)	792	18,192
ANADIGICS, Inc. (a)	5,180	28,127
Applied Materials, Inc.	102,215	1,679,392
Applied Micro Circuits Corp. (a)	5,170	54,285
ARM Holdings PLC sponsored ADR	6,448	195,181
ASM International NV unit (a)(d)	769	31,168
ASML Holding NV (d)	8,913	388,607
Atheros Communications, Inc. (a)	5,589	250,443
Atmel Corp. (a)	35,318	518,468
ATMI, Inc. (a)	2,419	44,123
AuthenTec, Inc. (a)	1,524	5,227
Avago Technologies Ltd.	18,257	620,555
Axcelis Technologies, Inc. (a)	7,148	19,657
AXT, Inc. (a)	3,766	27,944
Broadcom Corp. Class A	34,976	1,441,711
Brooks Automation, Inc. (a)	5,277	66,226
BTU International, Inc. (a)	667	7,237
Cabot Microelectronics Corp. (a)	1,865	91,049
Camtek Ltd. (a)(d)	1,772	6,982
Canadian Solar, Inc. (a)	3,257	47,324
Cascade Microtech, Inc. (a)	1,205	7,049
Cavium Networks, Inc. (a)	3,284	141,803
Ceva, Inc. (a)	2,018	46,010
China Sunergy Co. Ltd. ADR (a)(d)	2,433	10,949
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	1,720	12,539
Cirrus Logic, Inc. (a)	5,016	117,124
Cohu, Inc.	2,855	42,026
Conexant Systems, Inc. (a)	5,664	13,367
Cree, Inc. (a)	8,145	428,997
Cymer, Inc. (a)	2,367	119,770
Cypress Semiconductor Corp. (a)	12,326	258,353
Diodes, Inc. (a)	3,379	97,856
DSP Group, Inc. (a)	2,504	19,757
Energy Conversion Devices, Inc. (a)	2,972	11,650
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Entegris, Inc. (a)	10,671	$ 93,051
Entropic Communications, Inc. (a)(d)	6,138	56,838
Evergreen Solar, Inc. (a)(d)	2,577	5,721
Exar Corp. (a)	4,400	28,468
Ezchip Semiconductor Ltd. (a)	2,049	61,634
FEI Co. (a)	3,193	107,061
First Solar, Inc. (a)(d)	6,585	970,563
FormFactor, Inc. (a)	3,771	37,069
FSI International, Inc. (a)	4,179	16,173
GSI Technology, Inc. (a)	2,209	20,787
GT Solar International, Inc. (a)	10,441	111,614
Hanwha Solarone Co. Ltd. ADR (a)(d)	2,999	25,641
Himax Technologies, Inc. sponsored ADR	6,926	17,523
Hittite Microwave Corp. (a)	2,403	147,496
Ikanos Communications, Inc. (a)	2,406	3,032
Integrated Device Technology, Inc. (a)	11,612	89,993
Integrated Silicon Solution, Inc. (a)	2,319	22,680
Intel Corp.	429,000	9,210,630
Intersil Corp. Class A	9,498	121,479
IXYS Corp. (a)	3,057	37,968
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	67,126
KLA-Tencor Corp.	12,842	626,946
Kopin Corp. (a)	6,157	27,029
Kulicke & Soffa Industries, Inc. (a)	5,205	49,916
Lam Research Corp. (a)	9,196	504,860
Lattice Semiconductor Corp. (a)	9,567	63,525
Linear Technology Corp.	16,962	586,207
LTX-Credence Corp. (a)	3,814	34,097
Marvell Technology Group Ltd. (a)	49,848	911,221
Mattson Technology, Inc. (a)	3,129	8,198
Maxim Integrated Products, Inc.	22,621	623,887
Mellanox Technologies Ltd. (a)	2,648	69,642
MEMSIC, Inc. (a)	1,025	3,454
Micrel, Inc.	5,407	72,670
Microchip Technology, Inc. (d)	14,266	526,558
Micron Technology, Inc. (a)	76,913	856,042
Microsemi Corp. (a)	6,360	140,111
Mindspeed Technologies, Inc. (a)	2,073	16,045
MIPS Technologies, Inc. (a)	3,771	45,893
MKS Instruments, Inc.	3,844	115,397
Monolithic Power Systems, Inc. (a)	2,721	42,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MoSys, Inc. (a)	2,523	$ 14,230
Nanometrics, Inc. (a)	1,596	28,760
Netlogic Microsystems, Inc. (a)	4,834	200,079
Nova Measuring Instruments Ltd. (a)	2,306	21,676
Novellus Systems, Inc. (a)	6,665	266,333
NVE Corp. (a)	362	21,449
NVIDIA Corp. (a)	44,182	1,001,164
NXP Semiconductors NV (d)	19,187	613,025
O2Micro International Ltd. sponsored ADR (a)	3,450	28,221
Omnivision Technologies, Inc. (a)	3,980	121,868
ON Semiconductor Corp. (a)	33,765	376,480
PDF Solutions, Inc. (a)	3,905	27,023
Pericom Semiconductor Corp. (a)	3,349	33,691
Photronics, Inc. (a)	4,964	44,378
Pixelworks, Inc. (a)	3,092	10,606
PLX Technology, Inc. (a)	3,185	11,976
PMC-Sierra, Inc. (a)	17,309	136,741
Power Integrations, Inc.	2,098	83,584
QuickLogic Corp. (a)	4,310	21,550
Rambus, Inc. (a)	8,310	170,771
Ramtron International Corp. (a)	3,073	6,668
RDA Microelectronics, Inc. sponsored ADR (d)	650	8,840
RF Micro Devices, Inc. (a)	20,648	154,860
Rubicon Technology, Inc. (a)(d)	1,899	43,335
Rudolph Technologies, Inc. (a)	2,269	25,141
SemiLEDs Corp.	2,000	31,300
Semtech Corp. (a)	4,813	113,972
Sigma Designs, Inc. (a)	2,077	28,413
Silicon Image, Inc. (a)	7,238	58,194
Silicon Laboratories, Inc. (a)	3,314	150,456
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	13,684
Siliconware Precision Industries Co. Ltd. sponsored ADR	10,286	69,842
Skyworks Solutions, Inc. (a)	14,050	504,957
Spreadtrum Communications, Inc. ADR (a)	2,695	53,792
Standard Microsystems Corp. (a)	1,802	47,807
SunPower Corp.:
Class A (a)(d)	4,237	72,326
Class B (a)	3,505	59,164
Supertex, Inc. (a)	1,164	26,609
Tessera Technologies, Inc. (a)	3,863	67,255
Tower Semiconductor Ltd. (a)(d)	18,940	25,569
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TranSwitch Corp. (a)	1,874	$ 4,910
Trident Microsystems, Inc. (a)	15,927	21,501
TriQuint Semiconductor, Inc. (a)	11,619	165,571
Ultra Clean Holdings, Inc. (a)	2,382	25,178
Ultratech, Inc. (a)	1,790	44,249
Varian Semiconductor Equipment Associates, Inc. (a)	5,563	265,411
Veeco Instruments, Inc. (a)	2,994	142,455
Verigy Ltd. (a)	4,358	56,523
Vimicro International Corp. sponsored ADR (a)	1,883	6,007
Volterra Semiconductor Corp. (a)	2,419	61,031
Xilinx, Inc.	19,320	642,390
Zoran Corp. (a)	3,961	44,403
		30,979,235
Software - 14.4%
ACI Worldwide, Inc. (a)	2,700	84,537
Activision Blizzard, Inc.	93,113	1,035,417
Actuate Corp. (a)	3,000	14,310
Adobe Systems, Inc. (a)	39,198	1,352,331
Advent Software, Inc. (a)	3,952	114,608
Allot Communications Ltd. (a)	1,680	26,771
American Software, Inc. Class A	2,162	14,529
ANSYS, Inc. (a)	6,846	385,567
Ariba, Inc. (a)	7,108	219,993
AsiaInfo Holdings, Inc. (a)	5,644	114,855
Aspen Technology, Inc. (a)	7,091	107,996
Authentidate Holding Corp. (a)	9,462	5,062
Autodesk, Inc. (a)	17,586	739,491
AutoNavi Holdings Ltd. ADR	967	15,375
Blackbaud, Inc.	3,406	90,634
Blackboard, Inc. (a)	2,720	95,227
BluePhoenix Solutions Ltd. (a)	1,138	2,208
BMC Software, Inc. (a)	13,360	661,320
Bottomline Technologies, Inc. (a)	2,582	57,088
BroadSoft, Inc. (a)	2,000	70,600
CA, Inc.	39,379	975,812
Cadence Design Systems, Inc. (a)	20,430	203,279
Callidus Software, Inc. (a)	2,708	16,058
CDC Corp. Class A (a)	2,515	7,419
Changyou.com Ltd. (A Shares) ADR (a)	656	24,554
Check Point Software Technologies Ltd. (a)	15,589	776,956
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
China TransInfo Technlgy Corp. (a)(d)	1,285	$ 5,975
Cinedigm Digital Cinema Corp. (a)	987	1,579
Citrix Systems, Inc. (a)	14,447	1,013,602
ClickSoftware Technologies Ltd. (a)	3,155	25,619
CommVault Systems, Inc. (a)	3,229	117,955
Compuware Corp. (a)	16,664	187,637
Concur Technologies, Inc. (a)	3,921	204,010
Convio, Inc. (a)	1,400	14,322
Deltek, Inc. (a)	5,101	37,186
DemandTec, Inc. (a)	3,464	45,067
Descartes Systems Group, Inc. (a)	5,283	35,628
Digimarc Corp. (a)	456	13,621
ebix.com, Inc. (a)	3,169	83,471
Electronic Arts, Inc. (a)	26,091	490,511
Epicor Software Corp. (a)	4,708	48,492
EPIQ Systems, Inc.	2,750	37,978
ePlus, Inc. (a)	916	26,033
Evolving Systems, Inc.	2,956	23,589
FalconStor Software, Inc. (a)	4,107	20,001
Fortinet, Inc. (a)	5,534	226,009
Fundtech Ltd. (a)	1,244	22,454
Glu Mobile, Inc. (a)	2,413	10,931
Gravity Co. Ltd. sponsored ADR (a)	6,356	13,157
Guidance Software, Inc. (a)	1,534	11,735
Informatica Corp. (a)	7,052	331,515
Interactive Intelligence, Inc. (a)	1,472	50,652
Intuit, Inc. (a)	24,092	1,266,757
JDA Software Group, Inc. (a)	3,330	98,235
Kenexa Corp. (a)	1,647	38,194
KongZhong Corp. sponsored ADR (a)(d)	1,876	13,507
Lawson Software, Inc. (a)	12,557	127,328
Magic Software Enterprises Ltd. (a)(d)	2,459	18,688
Magma Design Automation, Inc. (a)	4,785	31,820
Majesco Entertainment Co. (a)	700	1,127
Manhattan Associates, Inc. (a)	1,878	60,472
Mentor Graphics Corp. (a)	8,292	131,843
MICROS Systems, Inc. (a)	6,096	290,413
Microsoft Corp.	658,000	17,489,640
MicroStrategy, Inc. Class A (a)	647	76,896
Monotype Imaging Holdings, Inc. (a)	2,633	35,230
Motricity, Inc. (a)(d)	3,200	49,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Net 1 UEPS Technologies, Inc. (a)	3,713	$ 37,873
NetScout Systems, Inc. (a)	3,540	88,465
NetSol Technologies, Inc. (a)	5,254	9,510
Nice Systems Ltd. sponsored ADR (a)(d)	2,480	85,920
Novell, Inc. (a)	26,669	156,814
Nuance Communications, Inc. (a)	23,330	435,338
Opnet Technologies, Inc.	1,706	58,140
Oracle Corp.	386,314	12,709,731
Parametric Technology Corp. (a)	8,902	210,977
Pegasystems, Inc.	2,797	112,663
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,032	64,339
Pervasive Software, Inc. (a)	1,282	7,372
Progress Software Corp. (a)	4,966	145,802
QAD, Inc.:
Class A (a)	1,891	17,189
Class B	472	4,220
QLIK Technologies, Inc.	5,942	155,443
Quest Software, Inc. (a)	6,702	179,547
Radiant Systems, Inc. (a)	2,937	50,370
RealPage, Inc.	5,100	126,480
Renaissance Learning, Inc.	2,180	23,413
Retalix Ltd. (a)	1,817	26,274
Rovi Corp. (a)	8,586	475,836
S1 Corp. (a)	3,933	25,682
Shanda Games Ltd. sponsored ADR (a)	6,922	42,224
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	2,181	91,886
Smith Micro Software, Inc. (a)	2,943	27,576
Sonic Foundry, Inc. (a)	478	7,051
Sourcefire, Inc. (a)	2,245	60,840
SRS Labs, Inc. (a)	2,684	24,263
SS&C Technologies Holdings, Inc. (a)	5,574	109,195
SuccessFactors, Inc. (a)	6,140	220,487
Symantec Corp. (a)	59,856	1,079,204
Synchronoss Technologies, Inc. (a)	2,767	94,797
Synopsys, Inc. (a)	11,306	313,402
Take-Two Interactive Software, Inc. (a)	6,232	100,148
Taleo Corp. Class A (a)	3,020	97,516
TeleCommunication Systems, Inc. Class A (a)	2,954	12,614
TeleNav, Inc.	3,300	37,026
The9 Ltd. sponsored ADR (a)(d)	1,168	8,678
THQ, Inc. (a)	5,677	32,700
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	13,086	$ 322,177
TigerLogic Corp. (a)(d)	1,200	5,760
TiVo, Inc. (a)	8,827	90,742
Trunkbow International Holdings Ltd. (a)(d)	2,500	11,575
Ultimate Software Group, Inc. (a)	1,910	102,070
Vasco Data Security International, Inc. (a)	3,544	31,790
Velti PLC (a)(d)	3,700	50,098
Verint Systems, Inc. (a)	2,798	96,195
Versant Corp. (a)	349	4,799
Wave Systems Corp. Class A (a)	5,662	22,308
Websense, Inc. (a)	3,256	69,744
		48,414,675
TOTAL INFORMATION TECHNOLOGY		171,962,837
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	2,257	50,241
ADA-ES, Inc. (a)	970	14,104
American Pacific Corp. (a)	617	3,714
Ampal-American Israel Corp. Class A (a)	2,681	5,282
Arabian American Development Co. (a)	2,565	11,979
Balchem Corp.	2,160	77,760
Cereplast, Inc. (a)	820	4,059
China Agritech, Inc. (a)(d)	1,300	10,946
Fuwei Films Holdings Co. Ltd. (a)	926	4,704
Hawkins, Inc.	1,094	41,867
Innophos Holdings, Inc.	1,494	63,988
Innospec, Inc. (a)	2,262	60,644
KMG Chemicals, Inc.	572	10,736
Landec Corp. (a)	4,366	26,851
Material Sciences Corp. (a)	1,000	7,320
Methanex Corp.	6,838	199,032
Nanophase Technologies Corp. (a)	626	952
Penford Corp. (a)	697	4,147
Senomyx, Inc. (a)	3,104	22,504
ShengdaTech, Inc. (a)(d)	5,173	21,468
Sigma Aldrich Corp.	9,060	578,843
TPC Group, Inc. (a)	1,300	37,765
Yongye International, Inc. (a)(d)	4,112	31,128
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Zagg, Inc. (a)(d)	1,431	$ 12,922
Zoltek Companies, Inc. (a)	3,335	48,758
		1,351,714
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	3,904	18,934
United States Lime & Minerals, Inc. (a)	477	19,242
		38,176
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	15,528
Silgan Holdings, Inc.	5,907	215,487
		231,015
Metals & Mining - 0.6%
Century Aluminum Co. (a)	7,647	129,617
China Gerui Adv Mat Group Ltd. (a)(d)	3,220	17,613
China Natural Resources, Inc. (a)(d)	1,718	22,042
China Precision Steel, Inc. (a)(d)	3,260	5,542
DRDGOLD Ltd. sponsored ADR (d)	3,237	15,440
Globe Specialty Metals, Inc.	5,615	130,773
Gulf Resources, Inc. (a)(d)	3,255	29,165
Haynes International, Inc.	1,001	51,892
Horsehead Holding Corp. (a)	3,155	52,184
Kaiser Aluminum Corp.	1,568	79,231
Olympic Steel, Inc.	1,095	29,445
Pan American Silver Corp.	7,931	310,102
Qiao Xing Universal Telephone, Inc. (a)(d)	7,786	18,764
Randgold Resources Ltd. sponsored ADR	4,866	393,903
Royal Gold, Inc.	4,002	198,579
Schnitzer Steel Industries, Inc. Class A	1,683	108,049
Silver Standard Resources, Inc. (a)(d)	5,767	156,516
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	13,546
Steel Dynamics, Inc.	16,841	310,885
Sutor Technology Group Ltd. (a)	5,943	10,757
Universal Stainless & Alloy Products, Inc. (a)	691	23,874
US Energy Corp. (a)	3,179	20,314
		2,128,233
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	3,185	$ 44,176
Pope Resources, Inc. LP	213	9,227
		53,403
TOTAL MATERIALS		3,802,541
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	2,234	72,292
8x8, Inc. (a)	8,794	23,920
Alaska Communication Systems Group, Inc.	5,059	51,551
Arbinet-thexchange, Inc. (a)	533	4,578
Atlantic Tele-Network, Inc.	1,084	42,265
Cbeyond, Inc. (a)	2,266	31,679
City Telecom (HK) Ltd. sponsored ADR	671	9,790
Cogent Communications Group, Inc. (a)	3,394	50,028
Consolidated Communications Holdings, Inc.	2,550	46,640
FairPoint Communications, Inc. (a)	1,850	42,550
General Communications, Inc. Class A (a)	3,767	45,543
Global Crossing Ltd. (a)	4,312	67,914
Globalstar, Inc. (a)	22,812	30,112
HickoryTech Corp.	972	9,924
Hughes Communications, Inc. (a)	1,719	102,968
Iridium Communications, Inc. (a)	5,293	49,754
Level 3 Communications, Inc. (a)	125,361	175,505
Neutral Tandem, Inc. (a)	2,278	39,182
PAETEC Holding Corp. (a)	10,485	39,843
SureWest Communications (a)	1,410	18,358
Telefonos de Mexico SA de CV Series A sponsored ADR	257	4,595
Towerstream Corp. (a)	2,001	8,704
tw telecom, inc. (a)	11,391	211,873
VocalTec Communications Ltd. (a)	850	17,850
Warwick Valley Telephone Co.	420	6,233
Windstream Corp.	38,296	480,232
		1,683,883
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series A sponsored ADR	577	33,074
Clearwire Corp. Class A (a)(d)	18,012	90,600
FiberTower Corp. (a)	5,318	17,656
ICO Global Communications Holdings Ltd. Class A (a)	16,937	38,786
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Leap Wireless International, Inc. (a)	5,795	$ 70,815
Linktone Ltd. sponsored ADR (a)	452	673
Millicom International Cellular SA	8,258	723,401
NII Holdings, Inc. (a)	13,091	536,207
NTELOS Holdings Corp.	3,307	64,222
Partner Communications Co. Ltd. ADR	1,446	27,156
SBA Communications Corp. Class A (a)	8,841	372,118
Shenandoah Telecommunications Co.	2,363	41,353
USA Mobility, Inc.	2,100	31,332
Vodafone Group PLC sponsored ADR	60,945	1,744,246
		3,791,639
TOTAL TELECOMMUNICATION SERVICES		5,475,522
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	2,011	82,391
Otter Tail Corp.	2,841	63,979
		146,370
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,300	6,812
Delta Natural Gas Co., Inc.	344	10,650
		17,462
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	3,777
Water Utilities - 0.0%
Artesian Resources Corp. Class A	433	8,461
Cadiz, Inc. (a)	828	10,598
Connecticut Water Service, Inc.	1,238	31,557
Consolidated Water Co., Inc.	1,157	12,634
Middlesex Water Co.	1,342	25,189
Pure Cycle Corp. (a)	764	3,071
Tri-Tech Holding, Inc. (a)(d)	664	8,360
York Water Co.	1,531	25,981
		125,851
TOTAL UTILITIES		293,460
TOTAL COMMON STOCKS (Cost $237,228,829)		324,569,372
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 6/30/11 to 7/28/11 (e) (Cost $899,349)	$ 900,000	$ 899,492
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	11,115,589	11,115,589
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	11,263,285	11,263,285
TOTAL MONEY MARKET FUNDS (Cost $22,378,874)		22,378,874
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $260,507,052)		347,847,738
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(10,774,426)
NET ASSETS - 100%		$ 337,073,312
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
266 CME E-mini NASDAQ 100 Index Contracts	March 2011	$ 12,505,990	$ 533,190
The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,492.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,626
Fidelity Securities Lending Cash Central Fund	85,220
Total	$ 89,846
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,446,032	$ 49,435,772	$ -	$ 10,260
Consumer Staples	6,462,063	6,462,063	-	-
Energy	5,895,139	5,895,139	-	-
Financials	23,428,468	23,428,363	105	-
Health Care	41,003,269	41,003,223	-	46
Industrials	16,800,041	16,800,041	-	-
Information Technology	171,962,837	171,962,837	-	-
Materials	3,802,541	3,802,541	-	-
Telecommunication Services	5,475,522	5,475,522	-	-
Utilities	293,460	293,460	-	-
U.S. Government and Government Agency Obligations	899,492	-	899,492	-
Money Market Funds	22,378,874	22,378,874	-	-
Total Investments in Securities:	$ 347,847,738	$ 346,937,835	$ 899,597	$ 10,306
Derivative Instruments:
Assets
Futures Contracts	$ 533,190	$ 533,190	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,872
Total Realized Gain (Loss)	77,792
Total Unrealized Gain (Loss)	(114,932)
Cost of Purchases	18,279
Proceeds of Sales	(235,198)
Amortization/Accretion	-
Transfers in to Level 3	248,493
Transfers out of Level 3	-
Ending Balance	$ 10,306
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (130,470)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $261,351,012. Net unrealized appreciation aggregated $86,496,726, of which $112,806,514 related to appreciated investment securities and $26,309,788 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock

February 28, 2011

1.814342.106

ETF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.3%
Amerigon, Inc. (a)	1,276	$ 17,405
Ballard Power Systems, Inc. (a)	5,565	12,090
China Automotive Systems, Inc. (a)	1,106	12,841
China XD Plastics Co. Ltd. (a)	1,700	12,104
Dorman Products, Inc. (a)	921	31,931
Exide Technologies (a)	3,333	39,663
Federal-Mogul Corp. Class A (a)	4,341	91,204
Fuel Systems Solutions, Inc. (a)	892	25,975
Gentex Corp.	6,147	186,131
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	413	2,123
Shiloh Industries, Inc.	901	10,749
SORL Auto Parts, Inc. (a)	800	5,672
Spartan Motors, Inc.	1,831	11,627
Wonder Auto Technology, Inc. (a)	1,326	9,096
		468,611
Automobiles - 0.1%
Kandi Technologies Corp. (a)	1,394	5,004
Tesla Motors, Inc. (a)(d)	3,995	95,441
		100,445
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,712	14,175
Core-Mark Holding Co., Inc. (a)	532	18,061
LKQ Corp. (a)	6,364	151,209
Pool Corp.	2,182	54,463
Weyco Group, Inc.	680	17,326
		255,234
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	890	37,754
Apollo Group, Inc. Class A (non-vtg.) (a)	6,616	299,440
Archipelago Learning, Inc. (a)	1,192	12,731
Cambium Learning Group, Inc. (a)	1,610	5,764
Capella Education Co. (a)	788	45,444
Career Education Corp. (a)	3,765	90,774
ChinaCast Education Corp. (a)	1,586	10,420
Coinstar, Inc. (a)	1,451	61,929
Corinthian Colleges, Inc. (a)(d)	3,780	19,807
Education Management Corp. (a)(d)	6,120	118,544
Global Education & Technology Group Ltd. ADR (a)	374	3,213
Grand Canyon Education, Inc. (a)	1,989	31,983
Learning Tree International, Inc.	1,111	10,343
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,200	$ 18,612
Matthews International Corp. Class A	1,496	55,576
National American University Holdings, Inc.	842	6,307
Princeton Review, Inc. (a)	1,281	1,179
Steiner Leisure Ltd. (a)	714	33,672
Stewart Enterprises, Inc. Class A	4,715	35,928
StoneMor Partners LP	590	17,004
Strayer Education, Inc.	608	83,564
		999,988
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	1,174	17,363
Ambassadors Group, Inc.	1,116	11,885
Ambassadors International, Inc. (a)	77	82
Ameristar Casinos, Inc.	2,641	44,237
Benihana, Inc. (a)	154	1,392
Benihana, Inc. Class A (sub. vtg.) (a)	290	2,668
BJ's Restaurants, Inc. (a)	1,360	48,892
Bob Evans Farms, Inc.	1,513	47,417
Bravo Brio Restaurant Group, Inc.	566	9,752
Buffalo Wild Wings, Inc. (a)	720	38,153
California Pizza Kitchen, Inc. (a)	1,196	20,141
Caribou Coffee Co., Inc. (a)	720	7,085
Carrols Restaurant Group, Inc. (a)	782	6,193
Century Casinos, Inc. (a)	1,191	3,097
China Lodging Group Ltd. ADR	385	6,360
Churchill Downs, Inc.	914	38,169
Cosi, Inc. (a)(d)	3,236	4,725
Cracker Barrel Old Country Store, Inc.	1,009	50,289
Ctrip.com International Ltd. sponsored ADR (a)	6,485	251,423
Denny's Corp. (a)	6,223	24,207
Einstein Noah Restaurant Group, Inc.	907	14,594
Empire Resorts, Inc. (a)	2,024	1,660
Gaming Partners International Corp.	459	3,392
Great Wolf Resorts, Inc. (a)	1,876	5,159
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,132	38,273
International Speedway Corp. Class A	1,221	33,846
Interval Leisure Group, Inc. (a)	2,216	37,473
Isle of Capri Casinos, Inc. (a)	1,485	13,736
Jack in the Box, Inc. (a)	2,258	49,676
Jamba, Inc. (a)	2,981	6,886
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Lakes Entertainment, Inc. (a)	1,446	$ 3,875
McCormick & Schmick's Seafood Restaurants (a)	890	9,140
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,559	52,535
Monarch Casino & Resort, Inc. (a)	1,106	11,558
Morgans Hotel Group Co. (a)	1,468	13,051
MTR Gaming Group, Inc. (a)	1,802	4,847
Multimedia Games, Inc. (a)	1,259	6,925
O'Charleys, Inc. (a)	1,157	7,347
P.F. Chang's China Bistro, Inc.	1,031	47,880
Panera Bread Co. Class A (a)	1,306	152,476
Papa John's International, Inc. (a)	811	23,665
Peet's Coffee & Tea, Inc. (a)	575	24,587
Penn National Gaming, Inc. (a)	3,660	130,918
Premier Exhibitions, Inc. (a)	1,735	3,019
Red Robin Gourmet Burgers, Inc. (a)	901	21,498
Rick's Cabaret International, Inc. (a)	618	6,724
Ruth's Hospitality Group, Inc. (a)	2,214	11,092
Scientific Games Corp. Class A (a)	4,409	39,505
Shuffle Master, Inc. (a)	3,236	30,451
Sonic Corp. (a)	2,601	23,097
Starbucks Corp.	32,866	1,083,921
Texas Roadhouse, Inc. Class A	3,003	50,991
The Cheesecake Factory, Inc. (a)	2,666	77,421
Town Sports International Holdings, Inc. (a)	1,310	6,039
Wynn Resorts Ltd.	5,411	665,174
		3,345,961
Household Durables - 0.2%
Bassett Furniture Industries, Inc. (a)	941	6,352
Cavco Industries, Inc. (a)	249	10,164
Deer Consumer Products, Inc. (a)(d)	1,132	12,475
Dixie Group, Inc. (a)	579	2,791
Flexsteel Industries, Inc.	366	5,362
Garmin Ltd. (d)	8,683	294,788
Helen of Troy Ltd. (a)	1,201	33,544
Hooker Furniture Corp.	895	12,190
iRobot Corp. (a)	1,048	30,099
Lifetime Brands, Inc. (a)	612	7,350
SGOCO Technology Ltd. (a)	566	2,604
SodaStream International Ltd.	452	19,992
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. (a)	1,349	$ 7,420
Universal Electronics, Inc. (a)	759	20,683
		465,814
Internet & Catalog Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	2,040	5,590
Amazon.com, Inc. (a)	19,776	3,426,983
Bidz.com, Inc. (a)	1,094	1,750
Blue Nile, Inc. (a)(d)	754	43,114
dELiA*s, Inc. (a)	1,395	2,748
drugstore.com, Inc. (a)	3,678	7,319
Expedia, Inc.	11,417	226,742
Gaiam, Inc. Class A	936	7,160
Geeknet, Inc. (a)	364	10,192
HSN, Inc. (a)	2,383	77,400
Liberty Media Corp. Interactive Series A (a)	25,500	409,530
MakeMyTrip Ltd. (d)	1,567	41,447
Mecox Lane Ltd. ADR	476	2,556
Netflix, Inc. (a)	2,329	481,334
NutriSystem, Inc. (d)	1,547	20,467
Overstock.com, Inc. (a)	1,099	16,760
PetMed Express, Inc.	1,388	20,667
Priceline.com, Inc. (a)	2,125	964,495
Shutterfly, Inc. (a)	1,132	48,336
US Auto Parts Network, Inc. (a)	1,378	11,189
ValueVision Media, Inc. Class A (a)	1,820	12,176
Vitacost.com, Inc. (a)	1,100	5,643
		5,843,598
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	884	11,236
Black Diamond, Inc. (a)	918	6,215
Hasbro, Inc.	6,006	269,669
JAKKS Pacific, Inc. (a)	1,230	22,927
Mattel, Inc.	15,878	397,903
RC2 Corp. (a)	986	21,406
Smith & Wesson Holding Corp. (a)	2,479	9,891
Summer Infant, Inc. (a)	1,064	7,820
		747,067
Media - 5.8%
AirMedia Group, Inc. ADR (a)	2,366	15,592
Ascent Media Corp. (a)	826	34,461
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Beasley Broadcast Group, Inc. Class A (a)	1,089	$ 6,676
Bona Film Group Ltd. sponsored ADR	452	3,435
Carmike Cinemas, Inc. (a)	680	4,882
Central European Media Enterprises Ltd. Class A (a)(d)	2,479	48,836
Charter Communications, Inc. Class A (a)	4,872	222,991
China MediaExpress Holdings, Inc. (a)(d)	1,657	23,380
China Yida Holding Co. (a)(d)	909	7,727
ChinaNet Online Holdings, Inc. (a)	792	3,311
CKX, Inc. (a)	5,072	17,904
Comcast Corp.:
Class A	91,460	2,356,010
Class A (special) (non-vtg.)	32,815	798,061
Crown Media Holdings, Inc. Class A (a)(d)	14,807	35,981
CTC Media, Inc.	6,817	143,430
Cumulus Media, Inc. Class A (a)(d)	2,312	11,283
Daily Journal Corp. (a)	44	3,187
DIRECTV (a)	36,946	1,698,408
Discovery Communications, Inc. (a)	6,251	269,481
Discovery Communications, Inc. Class C (a)	6,162	234,587
DISH Network Corp. Class A (a)	9,239	214,807
DreamWorks Animation SKG, Inc. Class A (a)	3,343	92,334
Emmis Communications Corp. Class A (a)	1,327	1,460
Fisher Communications, Inc. (a)	425	11,373
Focus Media Holding Ltd. ADR (a)	5,763	152,835
Global Sources Ltd. (a)	1,947	22,391
Global Traffic Network, Inc. (a)	652	8,183
Harris Interactive, Inc. (a)	3,083	3,052
Insignia Systems, Inc.	1,374	9,192
interCLICK, Inc. (a)	731	4,123
Knology, Inc. (a)	1,695	23,594
Lamar Advertising Co. Class A (a)	3,474	134,687
Liberty Global, Inc.:
Class A (a)(d)	5,212	219,425
Class B (a)	232	9,765
Class C (a)	5,477	218,478
Liberty Media Corp.:
Capital Series A (a)	4,001	290,313
Starz Series A (a)	2,250	157,950
LodgeNet Entertainment Corp. (a)	1,310	4,664
Madison Square Garden, Inc. Class A (a)	2,729	77,940
MDC Partners, Inc. Class A (sub. vtg.)	1,854	32,167
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Mediacom Communications Corp. Class A (a)	1,880	$ 16,582
Morningstar, Inc.	2,155	126,455
National CineMedia, Inc.	2,380	44,958
Navarre Corp. (a)	1,650	3,350
New Frontier Media, Inc. (a)	1,650	3,482
News Corp.:
Class A	80,431	1,397,086
Class B	35,275	649,060
Nexstar Broadcasting Group, Inc. Class A (a)	1,527	10,658
Outdoor Channel Holdings, Inc.	1,134	8,879
Private Media Group, Inc. (a)	890	659
Radio One, Inc. Class D (non-vtg.) (a)	2,281	5,064
ReachLocal, Inc.	1,168	22,239
Rentrak Corp. (a)	550	14,537
RRSat Global Communications Network Ltd.	1,026	7,633
Salem Communications Corp. Class A	794	3,351
Scholastic Corp.	1,586	49,800
Sinclair Broadcast Group, Inc. Class A	2,168	28,054
Sirius XM Radio, Inc. (a)(d)	175,666	317,955
Spanish Broadcasting System, Inc. Class A (a)	1,832	1,704
SuperMedia, Inc. (a)	622	5,237
Value Line, Inc.	510	7,354
Virgin Media, Inc.	14,166	385,882
VisionChina Media, Inc. ADR (a)	3,556	15,469
Westwood One, Inc. (a)(d)	901	6,181
WPP PLC sponsored ADR	578	39,755
Xinhua Sports & Entertainment ADR (a)	378	457
		10,800,197
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	5,545	279,024
Fred's, Inc. Class A	2,080	28,662
Gordmans Stores, Inc.	929	13,916
Sears Holdings Corp. (a)(d)	4,872	405,886
The Bon-Ton Stores, Inc. (a)	579	9,067
Tuesday Morning Corp. (a)	1,859	8,682
		745,237
Specialty Retail - 1.9%
A.C. Moore Arts & Crafts, Inc. (a)	987	3,173
America's Car Mart, Inc. (a)	561	13,902
Ascena Retail Group, Inc. (a)	3,502	109,402
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoChina International Ltd. (a)(d)	767	$ 24,659
bebe Stores, Inc.	3,971	23,429
Bed Bath & Beyond, Inc. (a)	11,616	559,310
Big 5 Sporting Goods Corp.	1,179	16,435
Body Central Corp.	736	12,556
Books-A-Million, Inc.	873	5,168
Cache, Inc. (a)	783	3,101
Casual Male Retail Group, Inc. (a)	2,559	10,927
Charming Shoppes, Inc. (a)	5,803	18,976
Citi Trends, Inc. (a)	697	15,327
Coldwater Creek, Inc. (a)	3,848	11,390
Conn's, Inc. (a)(d)	1,235	5,496
Cost Plus, Inc. (a)	953	8,987
Destination Maternity Corp.	269	12,132
Finish Line, Inc. Class A	2,126	37,120
Golfsmith International Holdings, Inc. (a)	646	2,778
Hibbett Sports, Inc. (a)	1,315	41,304
Hot Topic, Inc.	2,143	11,465
Jos. A. Bank Clothiers, Inc. (a)	1,088	50,168
Kirkland's, Inc. (a)	1,055	16,120
Monro Muffler Brake, Inc.	1,333	43,562
O'Reilly Automotive, Inc. (a)	5,929	329,534
Pacific Sunwear of California, Inc. (a)	3,162	14,261
PetSmart, Inc.	5,312	217,101
Rent-A-Center, Inc.	3,015	99,676
Ross Stores, Inc.	5,374	387,143
rue21, Inc. (a)	1,179	41,289
Select Comfort Corp. (a)	2,313	25,744
Shoe Carnival, Inc. (a)	539	13,982
Staples, Inc.	31,960	680,748
Stein Mart, Inc.	2,006	16,429
Tandy Leather Factory, Inc.	478	2,333
The Children's Place Retail Stores, Inc. (a)	989	45,197
Tractor Supply Co.	3,196	166,416
Trans World Entertainment Corp. (a)	3,321	5,812
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,649	110,543
Urban Outfitters, Inc. (a)	7,255	278,447
West Marine, Inc. (a)	1,038	10,826
Wet Seal, Inc. Class A (a)	4,580	18,183
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	340	$ 12,577
Zumiez, Inc. (a)	1,332	34,725
		3,567,853
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	459	7,794
Columbia Sportswear Co.	1,553	97,513
Crocs, Inc. (a)	3,644	64,317
Deckers Outdoor Corp. (a)	1,804	159,149
Exceed Co. Ltd. (a)	1,300	10,036
Fossil, Inc. (a)	2,822	216,560
Fuqi International, Inc. (a)(d)	1,180	5,263
G-III Apparel Group Ltd. (a)	850	33,422
Heelys, Inc. (a)	1,088	3,003
Iconix Brand Group, Inc. (a)	3,230	71,383
Joe's Jeans, Inc. (a)	2,885	3,174
K-Swiss, Inc. Class A (a)	1,599	16,006
Kingold Jewelry, Inc. (a)	2,245	6,578
LJ International, Inc. (a)	1,111	4,455
lululemon athletica, Inc. (a)	2,269	176,052
Perry Ellis International, Inc. (a)	834	24,219
Steven Madden Ltd. (a)	1,156	49,870
Tandy Brands Accessories, Inc. (a)	1,145	3,446
True Religion Apparel, Inc. (a)	1,082	25,719
Vera Bradley, Inc.	1,812	62,242
Volcom, Inc.	998	17,864
Wacoal Holdings Corp. sponsored ADR	110	7,490
		1,065,555
TOTAL CONSUMER DISCRETIONARY		28,405,560
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Central European Distribution Corp. (a)	3,258	74,445
Coca-Cola Bottling Co. Consolidated	357	20,599
Craft Brewers Alliance, Inc. (a)	709	5,707
Hansen Natural Corp. (a)	4,052	233,193
Jones Soda Co. (a)	1,718	2,354
MGP Ingredients, Inc.	810	7,363
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp.	2,266	$ 28,756
Primo Water Corp.	991	12,665
		385,082
Food & Staples Retailing - 1.3%
Andersons, Inc.	810	38,912
Arden Group, Inc. Class A	170	13,226
Casey's General Stores, Inc.	1,481	60,825
China Jo-Jo Drugstores, Inc. (a)(d)	650	2,555
Costco Wholesale Corp.	19,006	1,421,459
Fresh Market, Inc.	2,380	97,104
Ingles Markets, Inc. Class A	975	18,749
Nash-Finch Co.	608	24,545
PriceSmart, Inc.	1,377	49,007
QKL Stores, Inc. (a)	2,364	7,163
Spartan Stores, Inc.	989	14,904
Susser Holdings Corp. (a)	725	10,041
The Pantry, Inc. (a)	997	15,713
United Natural Foods, Inc. (a)	1,961	83,244
Village Super Market, Inc. Class A	311	9,342
Whole Foods Market, Inc.	7,477	437,853
Winn-Dixie Stores, Inc. (a)	2,403	16,773
		2,321,415
Food Products - 0.4%
AgFeed Industries, Inc. (a)(d)	2,077	4,881
Alico, Inc.	272	7,211
Bridgford Foods Corp.	443	5,050
Cal-Maine Foods, Inc.	1,006	29,043
Calavo Growers, Inc.	839	19,482
Cresud S.A.C.I.F. y A. sponsored ADR	2,184	38,023
Diamond Foods, Inc.	856	43,613
Farmer Brothers Co.	850	11,161
Green Mountain Coffee Roasters, Inc. (a)	5,823	237,462
Hain Celestial Group, Inc. (a)	1,649	49,173
Imperial Sugar Co.	562	6,070
J&J Snack Foods Corp.	969	42,607
John B. Sanfilippo & Son, Inc. (a)	410	4,941
Lancaster Colony Corp.	1,108	63,954
Le Gaga Holdings Ltd. ADR (d)	566	5,264
Lifeway Foods, Inc. (a)	890	8,188
Limoneira Co.	425	9,779
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Origin Agritech Ltd. (a)(d)	1,132	$ 10,018
Sanderson Farms, Inc.	960	39,696
Seneca Foods Corp. Class A (a)	545	15,331
SkyPeople Fruit Juice, Inc. (a)(d)	1,024	5,048
Smart Balance, Inc. (a)	2,891	12,547
Snyders-Lance, Inc.	2,714	49,449
SunOpta, Inc. (a)	2,993	20,562
Yuhe International, Inc. (a)(d)	759	6,603
Zhongpin, Inc. (a)	1,446	26,881
		772,037
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,497	13,668
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,344	12,378
WD-40 Co.	792	32,203
		58,249
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	652	3,064
China-Biotics, Inc. (a)(d)	966	11,283
Elizabeth Arden, Inc. (a)	1,564	45,497
GLG Life Tech Corp. (a)	1,930	19,871
Inter Parfums, Inc.	1,565	28,280
Mannatech, Inc. (a)	1,310	2,528
Nutraceutical International Corp. (a)	622	9,206
Parlux Fragrances, Inc. (a)	1,276	4,070
Physicians Formula Holdings, Inc. (a)	970	3,686
Reliv International, Inc.	681	1,566
Synutra International, Inc. (a)(d)	2,471	30,294
The Female Health Co.	1,017	5,187
		164,532
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,661	6,590
TOTAL CONSUMER STAPLES		3,707,905
ENERGY - 1.8%
Energy Equipment & Services - 0.3%
Bronco Drilling Co., Inc. (a)	2,061	18,446
Dawson Geophysical Co. (a)	510	25,459
ENGlobal Corp. (a)	1,190	5,700
Exterran Partners LP	1,290	38,313
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	4,783	$ 42,951
Gulf Island Fabrication, Inc.	737	22,825
Hercules Offshore, Inc. (a)	5,655	27,936
Lufkin Industries, Inc.	1,360	106,284
Matrix Service Co. (a)	1,179	16,459
Mitcham Industries, Inc. (a)	380	4,210
OYO Geospace Corp. (a)	232	23,590
Patterson-UTI Energy, Inc.	6,925	189,330
PHI, Inc. (non-vtg.) (a)	538	11,567
RigNet, Inc.	724	10,643
SinoTech Energy Ltd. ADR	974	7,441
Subsea 7 SA sponsored ADR	1,132	29,138
Tesco Corp. (a)	1,666	30,638
Union Drilling, Inc. (a)	1,315	10,178
		621,108
Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. (a)	3,148	18,794
Alliance Holdings GP, LP	2,692	148,437
Alliance Resource Partners LP	1,642	126,828
Amyris, Inc. (d)	2,040	66,280
APCO Oil and Gas International, Inc.	1,179	95,428
Approach Resources, Inc. (a)	1,190	38,735
Atlas Energy, Inc.	3,461	0
ATP Oil & Gas Corp. (a)(d)	2,082	42,285
BioFuel Energy Corp. (a)(d)	5,312	4,594
BreitBurn Energy Partners LP	2,380	52,931
Brigham Exploration Co. (a)	5,049	184,692
Calumet Specialty Products Partners LP	955	20,198
Capital Product Partners LP	1,483	14,415
Carrizo Oil & Gas, Inc. (a)	1,726	64,242
China Integrated Energy, Inc. (a)(d)	1,627	10,250
Clayton Williams Energy, Inc. (a)	527	55,904
Clean Energy Fuels Corp. (a)	2,832	39,761
Copano Energy LLC	3,089	111,853
CREDO Petroleum Corp. (a)	1,136	14,030
Crimson Exploration, Inc. (a)	2,406	10,418
Crosstex Energy LP	2,238	38,046
Crosstex Energy, Inc.	2,272	23,356
Delta Petroleum Corp. (a)(d)	12,250	14,333
Dorchester Minerals LP	1,296	35,160
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Double Eagle Petroleum Co. (a)	459	$ 5,008
Eagle Rock Energy Partners LP	3,718	36,139
Energy XXI (Bermuda) Ltd. (a)	3,252	112,129
EV Energy Partners LP	1,433	65,373
FX Energy, Inc. (a)	1,972	22,599
GeoMet, Inc. (a)	2,738	3,724
Georesources, Inc. (a)	904	28,449
Gevo, Inc. (a)	1,062	20,932
Golar LNG Ltd. (NASDAQ)	3,168	60,382
Green Plains Renewable Energy, Inc. (a)	1,586	19,397
Gulfport Energy Corp. (a)	1,723	50,984
Hallador Energy Co. (d)	1,213	12,227
Isramco, Inc. (a)	112	7,316
Ivanhoe Energy, Inc. (a)(d)	15,238	53,813
James River Coal Co. (a)	1,314	27,594
Knightsbridge Tankers Ltd.	1,065	25,975
L&L Energy, Inc. (a)(d)	1,586	11,911
Legacy Reserves LP	1,912	59,368
LINN Energy LLC	6,924	268,859
Martin Midstream Partners LP	688	27,210
Miller Petroleum, Inc. (a)	3,444	18,908
NGAS Resources, Inc. (a)	1,463	819
Pacific Ethanol, Inc. (a)(d)	1,616	1,099
Petroleum Development Corp. (a)	680	31,912
PostRock Energy Corp. (a)	697	4,287
PrimeEnergy Corp. (a)	187	5,025
Ram Energy Resources, Inc. (a)	7,066	12,366
Regency Energy Partners LP	6,030	167,453
Rex Energy Corp. (a)	1,829	23,045
Rosetta Resources, Inc. (a)	2,471	112,085
Sino Clean Energy, Inc. (a)	1,309	8,810
StealthGas, Inc. (a)	1,264	8,835
Syntroleum Corp. (a)	3,015	4,854
TC Pipelines LP	1,955	106,078
Top Ships, Inc. (a)	3,111	2,862
Toreador Resources Corp. (a)(d)	1,428	21,663
TransGlobe Energy Corp. (a)	2,948	43,161
Uranium Resources, Inc. (a)	6,365	18,013
Verenium Corp. (a)	1,129	3,692
Warren Resources, Inc. (a)	2,913	14,332
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Zion Oil & Gas, Inc. (a)	1,481	$ 6,813
Zion Oil & Gas, Inc. warrants 12/31/12 (a)	201	428
		2,766,899
TOTAL ENERGY		3,388,007
FINANCIALS - 7.2%
Capital Markets - 1.6%
American Capital Ltd. (a)	14,957	139,698
BGC Partners, Inc. Class A	2,849	27,236
Calamos Asset Management, Inc. Class A	1,065	17,658
Capital Southwest Corp.	221	22,087
Cowen Group, Inc. Class A (a)	3,071	13,144
Diamond Hill Investment Group, Inc.	204	15,194
E*TRADE Financial Corp. (a)	9,707	155,118
Epoch Holding Corp.	1,247	19,615
FBR Capital Markets Corp. (a)	3,281	12,205
Financial Engines, Inc. (a)	1,858	45,354
FirstCity Financial Corp. (a)	987	6,968
Gleacher & Co., Inc. (a)	5,220	10,022
Harris & Harris Group, Inc. (a)	1,411	8,254
Horizon Technology Finance Corp.	340	5,443
International Assets Holding Corp. (a)	864	20,917
Internet Capital Group, Inc. (a)	1,649	22,575
LPL Investment Holdings, Inc.	4,760	159,984
Medallion Financial Corp.	1,213	9,825
Northern Trust Corp.	10,799	556,904
optionsXpress Holdings, Inc.	2,669	43,264
Penson Worldwide, Inc. (a)	1,009	6,639
Prospect Capital Corp. (d)	3,003	36,456
Rodman & Renshaw Capital Group, Inc. (a)	2,700	5,994
Sanders Morris Harris Group, Inc.	1,105	7,768
SEI Investments Co.	8,539	196,482
T. Rowe Price Group, Inc.	11,424	765,180
TD Ameritrade Holding Corp.	24,932	543,518
TradeStation Group, Inc. (a)	2,029	13,655
U.S. Global Investments, Inc. Class A	1,220	9,553
Virtus Investment Partners, Inc. (a)	323	18,824
		2,915,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.7%
1st Source Corp.	1,252	$ 24,502
1st United Bancorp, Inc. (a)	1,004	6,446
Alliance Financial Corp.	408	12,946
American National Bankshares, Inc.	595	12,953
American River Bankshares (a)	562	3,614
Ameris Bancorp	819	8,264
Ames National Corp.	385	7,246
Arrow Financial Corp.	769	19,256
Associated Banc-Corp.	7,350	106,355
BancFirst Corp.	680	28,587
Bancorp Rhode Island, Inc.	226	7,121
Bancorp, Inc., Delaware (a)	697	5,911
BancTrust Financial Group, Inc. (a)	1,417	3,741
Bank of Granite Corp. (a)	1,173	751
Bank of Marin Bancorp	419	15,189
Bank of the Ozarks, Inc.	816	35,129
Banner Corp.	10,432	25,663
BCB Bancorp, Inc.	754	8,354
BNC Bancorp	408	3,321
BOK Financial Corp.	3,135	160,982
Boston Private Financial Holdings, Inc.	3,060	21,695
Bridge Capital Holdings (a)	584	5,314
Bryn Mawr Bank Corp.	646	13,534
Camden National Corp.	490	16,484
Capital Bank Corp. (a)	374	1,092
Capital Bank Corp. rights 3/4/11 (a)	136	50
Capital City Bank Group, Inc.	992	12,469
Cardinal Financial Corp.	1,434	15,960
Cascade Bancorp (a)(d)	139	1,289
Cascade Financial Corp. (a)(d)	987	563
Cathay General Bancorp	3,512	62,233
Center Bancorp, Inc.	1,371	12,586
Center Financial Corp. (a)	1,723	13,732
Centerstate Banks of Florida, Inc.	1,593	11,549
Century Bancorp, Inc. Class A (non-vtg.)	184	4,975
Chemical Financial Corp.	1,048	21,086
Citizens & Northern Corp.	374	5,876
Citizens Banking Corp., Michigan (a)	18,327	15,411
City Holding Co.	822	28,154
CNB Financial Corp., Pennsylvania	771	10,902
CoBiz, Inc.	1,354	8,828
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Colony Bankcorp, Inc. (a)(d)	476	$ 2,113
Columbia Banking Systems, Inc.	1,734	34,403
Commerce Bancshares, Inc.	3,852	154,696
Community Trust Bancorp, Inc.	833	23,832
CVB Financial Corp.	4,280	35,781
Danvers Bancorp, Inc.	939	20,508
Eagle Bancorp, Inc., Maryland (a)	1,360	20,128
East West Bancorp, Inc.	6,472	150,280
Eastern Virgina Bankshares, Inc.	306	1,190
Enterprise Financial Services Corp.	952	12,585
Fidelity Southern Corp.	857	7,267
Fifth Third Bancorp	35,671	520,797
Financial Institutions, Inc.	334	6,443
First Bancorp, North Carolina	816	12,028
First Busey Corp.	3,073	15,580
First Citizen Bancshares, Inc.	385	77,770
First Community Bancshares, Inc.	1,125	13,849
First Financial Bancorp, Ohio	2,369	40,107
First Financial Bankshares, Inc.	1,020	51,204
First Financial Corp., Indiana	612	19,835
First Interstate Bancsystem, Inc.	450	6,428
First M&F Corp.	612	2,350
First Mariner Bancorp, Inc. (a)	1,003	441
First Merchants Corp.	1,810	16,091
First Midwest Bancorp, Inc., Delaware	3,236	39,059
First of Long Island Corp.	589	15,903
First South Bancorp, Inc., Virginia	510	2,754
First United Corp.	629	2,296
Firstbank Corp., Michigan	375	2,531
FirstMerit Corp.	4,752	81,022
FNB Corp., North Carolina (a)	465	163
Fulton Financial Corp.	8,752	95,309
German American Bancorp, Inc.	698	12,061
Glacier Bancorp, Inc.	3,220	50,329
Great Southern Bancorp, Inc.	888	19,030
Green Bankshares, Inc. (a)(d)	2,977	10,211
Grupo Financiero Galicia SA sponsored ADR (a)	1,439	20,678
Guaranty Bancorp (a)	2,669	3,390
Hampton Roads Bankshares, Inc. (a)(d)	6,189	5,880
Hancock Holding Co.	1,482	51,381
Hanmi Financial Corp. (a)	4,930	6,163
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Heartland Financial USA, Inc.	816	$ 13,848
Heritage Commerce Corp. (a)	670	3,028
Heritage Financial Corp., Washington (a)	595	8,901
Home Bancshares, Inc.	1,107	24,941
Hudson Valley Holding Corp.	685	14,604
Huntington Bancshares, Inc.	31,620	216,281
IBERIABANK Corp.	1,182	67,717
Independent Bank Corp. (a)	81	316
Independent Bank Corp., Massachusetts	962	26,157
Integra Bank Corp. (a)(d)	935	281
International Bancshares Corp.	2,873	54,846
Intervest Bancshares Corp. Class A (a)	374	1,021
Investors Bancorp, Inc. (a)	5,072	68,675
Lakeland Bancorp, Inc.	1,428	13,752
Lakeland Financial Corp.	924	20,716
LNB Bancorp, Inc.	1,009	5,428
Macatawa Bank Corp. (a)	3,494	13,137
MainSource Financial Group, Inc.	1,286	12,783
MB Financial, Inc.	2,266	46,612
MBT Financial Corp. (a)(d)	1,173	2,029
Mercantile Bank Corp.	289	2,402
Merchants Bancshares, Inc.	639	16,295
Metro Bancorp, Inc. (a)	442	5,419
Metrocorp Bancshares, Inc. (a)	91	622
Nara Bancorp, Inc. (a)	1,638	17,166
National Bankshares, Inc.	382	11,078
National Penn Bancshares, Inc.	5,789	45,965
NBT Bancorp, Inc.	1,586	35,289
NewBridge Bancorp (a)	1,548	7,941
North Valley Bancorp (a)	128	1,347
Northern States Financial Corp. (a)	431	737
Northfield Bancorp, Inc.	2,488	33,314
Northrim Bancorp, Inc.	436	8,097
Old Point Financial Corp.	521	5,992
Old Second Bancorp, Inc. (d)	1,020	1,051
OmniAmerican Bancorp, Inc. (a)	482	7,553
Orrstown Financial Services, Inc.	282	7,755
Pacific Capital Bancorp NA (a)(d)	1,258	36,394
Pacific Continental Corp.	510	5,136
Pacific Mercantile Bancorp (a)	630	2,917
PacWest Bancorp	1,700	35,207
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Park Sterling Corp. (a)	1,423	$ 7,101
Peapack-Gladstone Financial Corp.	342	4,566
Penns Woods Bancorp, Inc.	517	20,179
Peoples Bancorp, Inc.	561	7,579
Pinnacle Financial Partners, Inc. (a)	1,315	20,974
Popular, Inc. (a)	45,056	146,432
Preferred Bank, Los Angeles California (a)	579	874
PremierWest Bancorp (a)	82	244
PrivateBancorp, Inc.	3,286	47,056
Prosperity Bancshares, Inc.	2,114	86,293
Renasant Corp.	873	14,029
Republic Bancorp, Inc., Kentucky Class A	980	16,797
Republic First Bancorp, Inc. (a)	867	2,540
Royal Bancshares of Pennsylvania, Inc. Class A (a)	833	1,487
S&T Bancorp, Inc.	1,263	28,165
S.Y. Bancorp, Inc.	802	19,890
Sandy Spring Bancorp, Inc.	788	15,043
SCBT Financial Corp.	538	17,426
Seacoast Banking Corp., Florida (a)	970	1,591
Shore Bancshares, Inc.	340	3,393
Sierra Bancorp	544	5,897
Signature Bank, New York (a)	1,717	89,095
Simmons First National Corp. Class A	788	22,679
Southern Community Financial Corp. (a)	715	994
Southside Bancshares, Inc.	953	21,738
Southwest Bancorp, Inc., Oklahoma (a)	1,099	15,639
State Bancorp, Inc., New York	640	6,733
StellarOne Corp.	1,332	19,620
Sterling Bancshares, Inc.	4,500	40,725
Sterling Financial Corp., Washington (a)	2,638	44,846
Suffolk Bancorp	636	13,095
Summit Financial Group, Inc. (a)	459	1,928
Sun Bancorp, Inc., New Jersey (a)	909	3,981
Superior Bancorp (a)	408	212
Susquehanna Bancshares, Inc.	5,730	54,779
SVB Financial Group (a)	1,795	97,253
Taylor Capital Group, Inc. (a)	640	6,822
Texas Capital Bancshares, Inc. (a)	1,496	37,759
The First Bancorp, Inc.	703	10,271
TIB Financial Corp. (a)(d)	111	2,165
Tower Bancorp, Inc.	896	20,545
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TowneBank (d)	1,043	$ 15,530
Trico Bancshares	890	14,445
Trustmark Corp.	2,805	65,777
UMB Financial Corp.	1,827	72,861
Umpqua Holdings Corp.	5,049	57,761
Union/First Market Bankshares Corp.	788	9,070
United Bankshares, Inc., West Virginia	1,944	55,676
United Community Banks, Inc., Georgia (a)	4,123	5,649
United Security Bancshares, Inc.	527	4,353
United Security Bancshares, California	1,082	3,430
Univest Corp. of Pennsylvania	805	14,522
Virginia Commerce Bancorp, Inc. (a)	1,819	10,732
VIST Financial Corp.	510	4,565
Washington Banking Co., Oak Harbor	690	9,729
Washington Trust Bancorp, Inc.	902	20,728
WesBanco, Inc.	1,485	30,947
West Bancorp., Inc.	765	5,822
West Coast Bancorp (a)	4,000	13,480
Westamerica Bancorp.	1,317	67,931
Western Liberty Bancorp (a)	850	3,273
Whitney Holding Corp.	4,539	64,363
Wilshire Bancorp, Inc.	1,145	7,568
Wintrust Financial Corp.	1,637	54,970
Yadkin Valley Financial Corp. (a)	963	2,186
Zions Bancorporation	7,706	180,012
		5,120,544
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	2,314	15,411
Consumer Portfolio Services, Inc. (a)	1,139	1,424
Credit Acceptance Corp. (a)	1,247	88,038
Dollar Financial Corp. (a)	1,514	32,384
EZCORP, Inc. (non-vtg.) Class A (a)	1,876	53,804
First Cash Financial Services, Inc. (a)	1,230	40,270
Netspend Holdings, Inc.	4,080	53,489
QC Holdings, Inc.	936	3,725
World Acceptance Corp. (a)	640	38,278
		326,823
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp. (a)	1,632	9,596
Asta Funding, Inc.	584	5,052
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CBOE Holdings, Inc.	2,267	$ 67,081
CME Group, Inc.	2,968	923,879
Encore Capital Group, Inc. (a)	1,043	28,401
Interactive Brokers Group, Inc.	1,774	27,408
Life Partners Holdings, Inc. (d)	768	6,344
MarketAxess Holdings, Inc.	1,326	28,363
Marlin Business Services Corp. (a)	664	7,370
NewStar Financial, Inc. (a)	2,318	24,548
PICO Holdings, Inc. (a)	1,031	30,631
Portfolio Recovery Associates, Inc. (a)	690	57,512
Resource America, Inc. Class A	765	4,842
The NASDAQ Stock Market, Inc. (a)	7,752	221,785
		1,442,812
Insurance - 0.8%
21st Century Holding Co.	816	2,717
Alterra Capital Holdings Ltd.	5,271	114,012
American National Insurance Co.	1,141	92,729
Amerisafe, Inc. (a)	788	15,728
Amtrust Financial Services, Inc.	3,015	57,978
Arch Capital Group Ltd. (a)	2,207	199,734
Argo Group International Holdings, Ltd.	1,405	53,516
Baldwin & Lyons, Inc. Class B	640	15,610
Cincinnati Financial Corp.	7,039	239,678
CNinsure, Inc. ADR (d)	1,593	28,005
Donegal Group, Inc. Class A	1,201	15,325
Eastern Insurance Holdings, Inc.	295	3,829
eHealth, Inc. (a)	1,213	15,211
EMC Insurance Group	861	21,017
Enstar Group Ltd. (a)	590	49,477
Erie Indemnity Co. Class A	2,146	149,877
FPIC Insurance Group, Inc. (a)	371	13,972
Global Indemnity PLC (a)	895	19,959
Greenlight Capital Re, Ltd. (a)	1,247	36,088
Hallmark Financial Services, Inc. (a)	903	8,127
Harleysville Group, Inc.	990	36,185
Infinity Property & Casualty Corp.	703	42,679
Kansas City Life Insurance Co.	578	19,733
Maiden Holdings Ltd.	3,655	29,203
National Interstate Corp.	827	17,235
National Western Life Insurance Co. Class A	187	32,703
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Navigators Group, Inc. (a)	759	$ 39,817
Penn Millers Holding Corp. (a)	592	8,400
Presidential Life Corp.	1,150	11,523
Safety Insurance Group, Inc.	705	33,925
Selective Insurance Group, Inc.	2,437	44,305
State Auto Financial Corp.	1,791	30,948
Tower Group, Inc.	1,873	50,908
United Fire & Casualty Co.	1,388	28,718
		1,578,871
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	4,034	118,801
Gladstone Commercial Corp.	618	11,346
Investors Real Estate Trust	3,506	32,676
Mission West Properties, Inc.	1,062	7,275
Potlatch Corp.	1,753	67,315
Retail Opportunity Investments Corp.	2,189	24,079
		261,492
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,076	32,484
Avatar Holdings, Inc. (a)	300	6,390
China HGS Real Estate, Inc. (a)	2,380	6,450
China Housing & Land Development, Inc. (a)(d)	1,962	5,003
China Real Estate Information Corp. ADR (a)(d)	535	3,531
Elbit Imaging Ltd. (a)	1,530	17,932
FirstService Corp. (sub. vtg.) (a)	1,553	48,689
Stratus Properties, Inc. (a)	300	4,035
Thomas Properties Group, Inc. (a)	2,126	7,165
ZipRealty, Inc. (a)	1,394	4,057
		135,736
Thrifts & Mortgage Finance - 0.9%
Abington Bancorp, Inc.	1,332	16,650
America First Tax Exempt Investors LP	1,440	7,978
Anchor BanCorp Wisconsin, Inc. (a)(d)	1,060	1,145
Atlantic Coast Financial Corp. (a)	153	1,607
Bank Mutual Corp.	2,386	11,023
BankFinancial Corp.	1,349	11,804
Beneficial Mutual Bancorp, Inc. (a)	4,523	40,707
Berkshire Bancorp, Inc. (a)	1,088	7,932
Berkshire Hills Bancorp, Inc.	833	18,792
BofI Holding, Inc. (a)	587	8,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Brookline Bancorp, Inc., Delaware	2,720	$ 28,261
Camco Financial Corp. (a)	579	1,233
Capitol Federal Financial, Inc.	7,456	94,244
CFS Bancorp, Inc.	425	2,401
Charter Financial Corp., Georgia	962	9,428
Citizens South Banking Corp., Delaware	570	2,736
Clifton Savings Bancorp, Inc.	1,122	12,791
Dime Community Bancshares, Inc.	1,373	21,309
Eagle Bancorp Montana, Inc.	700	7,980
ESB Financial Corp.	680	9,425
ESSA Bancorp, Inc.	705	9,165
First Defiance Financial Corp. (a)	375	5,250
First Federal Bancshares of Arkansas, Inc. (a)(d)	493	1,410
First Financial Holdings, Inc.	924	9,850
First Financial Northwest, Inc.	911	5,439
First Niagara Financial Group, Inc.	9,267	134,186
First PacTrust Bancorp, Inc.	544	8,421
First Place Financial Corp. (a)	987	3,208
Flushing Financial Corp.	1,462	20,936
Fox Chase Bancorp, Inc.	963	12,365
HMN Financial, Inc. (a)	244	637
Home Federal Bancorp, Inc.	850	9,452
Hudson City Bancorp, Inc.	23,276	267,674
Kaiser Federal Financial Group, Inc.	688	9,281
Kearny Financial Corp.	3,894	38,239
Meridian Interstate Bancorp, Inc. (a)	1,422	18,486
MutualFirst Financial, Inc.	392	3,802
NASB Financial, Inc.	460	6,937
Northwest Bancshares, Inc.	4,896	59,437
OceanFirst Financial Corp.	680	9,425
Oritani Financial Corp.	2,636	33,925
Parkvale Financial Corp.	340	3,771
People's United Financial, Inc.	16,179	213,239
Provident Financial Holdings, Inc.	256	2,143
Provident New York Bancorp	2,466	23,378
Pulaski Financial Corp.	205	1,486
PVF Capital Corp. (a)	895	1,781
Riverview Bancorp, Inc. (a)	1,496	4,503
Rockville Financial, Inc.	1,530	24,771
Roma Financial Corp.	1,808	18,984
Severn Bancorp, Inc. (a)	907	4,390
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Territorial Bancorp, Inc.	680	$ 13,457
TFS Financial Corp.	13,322	138,282
Tree.com, Inc. (a)	911	6,204
Trustco Bank Corp., New York	3,460	20,864
United Community Financial Corp., Ohio (a)	1,589	2,399
United Financial Bancorp, Inc.	1,212	18,919
ViewPoint Financial Group	2,324	30,863
Washington Federal, Inc.	4,958	88,104
Waterstone Financial, Inc. (a)	2,012	5,895
Westfield Financial, Inc.	2,120	19,250
WSFS Financial Corp.	300	14,046
		1,640,575
TOTAL FINANCIALS		13,422,387
HEALTH CARE - 12.6%
Biotechnology - 5.6%
3SBio, Inc. sponsored ADR (a)	915	14,091
Aastrom Biosciences, Inc. (a)(d)	688	1,493
Acadia Pharmaceuticals, Inc. (a)	2,601	3,928
Achillion Pharmaceuticals, Inc. (a)	3,753	21,805
Acorda Therapeutics, Inc. (a)	1,683	35,293
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,924	12,547
Affymax, Inc. (a)	912	5,819
Agenus, Inc. (a)	2,278	2,073
Alexion Pharmaceuticals, Inc. (a)	3,992	384,350
Alkermes, Inc. (a)	4,341	62,207
Allos Therapeutics, Inc. (a)	5,627	18,794
Alnylam Pharmaceuticals, Inc. (a)	1,859	20,412
AMAG Pharmaceuticals, Inc. (a)	923	16,992
Amarin Corp. PLC ADR (a)	1,593	12,314
Amgen, Inc. (a)	41,446	2,127,423
Amicus Therapeutics, Inc. (a)	1,179	7,227
Amylin Pharmaceuticals, Inc. (a)	6,307	96,497
Anadys Pharmaceuticals, Inc. (a)	1,633	1,976
Anthera Pharmaceuticals, Inc.	850	4,624
Arena Pharmaceuticals, Inc. (a)	4,944	8,009
ARIAD Pharmaceuticals, Inc. (a)	5,033	30,248
ArQule, Inc. (a)	2,199	14,008
Array Biopharma, Inc. (a)	1,904	5,331
AspenBio Pharma, Inc. (a)	1,388	805
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AVEO Pharmaceuticals, Inc.	1,200	$ 16,536
AVI BioPharma, Inc. (a)(d)	5,161	10,322
BioCryst Pharmaceuticals, Inc. (a)	2,584	11,215
Biogen Idec, Inc. (a)	10,766	736,394
BioMarin Pharmaceutical, Inc. (a)	4,579	112,002
Bionovo, Inc. (a)	2,571	2,059
Biosante Pharmaceuticals, Inc. (a)(d)	1,883	4,048
Biospecifics Technologies Corp. (a)	282	7,580
Capstone Therapeutics Corp. (a)	2,947	1,356
Celera Corp. (a)	3,525	22,419
Celgene Corp. (a)	20,740	1,101,294
Cell Therapeutics, Inc. (a)	26,975	7,553
Celldex Therapeutics, Inc. (a)	919	3,612
Cephalon, Inc. (a)	3,325	187,231
Cepheid, Inc. (a)	2,745	72,770
Chelsea Therapeutics International Ltd. (a)	2,150	8,880
China Biologic Products, Inc. (a)(d)	1,132	19,063
Cleveland Biolabs, Inc. (a)	706	5,034
Clinical Data, Inc. (a)	1,077	32,708
Codexis, Inc. (a)	2,029	21,629
Crucell NV sponsored ADR (a)	32	1,089
Cubist Pharmaceuticals, Inc. (a)	2,612	57,281
Curis, Inc. (a)	2,879	8,954
Cyclacel Pharmaceuticals, Inc. (a)	2,595	3,348
Cytokinetics, Inc. (a)	2,125	3,336
Cytori Therapeutics, Inc. (a)	2,040	11,873
CytRx Corp. (a)	6,800	6,460
Dendreon Corp. (a)	6,346	213,162
Discovery Laboratories, Inc. (a)	278	573
Dyax Corp. (a)	3,236	5,566
Dynavax Technologies Corp. (a)	6,917	20,682
EntreMed, Inc. (a)	512	2,637
Enzon Pharmaceuticals, Inc. (a)	2,630	28,088
EpiCept Corp. (a)	4,123	2,515
Exact Sciences Corp. (a)	1,726	9,372
Exelixis, Inc. (a)	4,488	55,876
Genomic Health, Inc. (a)	1,309	33,039
Gentium SpA sponsored ADR (a)	880	7,726
GenVec, Inc. (a)	4,455	1,983
Genzyme Corp. (a)	11,446	863,601
Geron Corp. (a)	3,865	19,132
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	36,266	$ 1,413,649
GTx, Inc. (a)	1,666	4,298
Halozyme Therapeutics, Inc. (a)	4,154	28,704
Human Genome Sciences, Inc. (a)	8,360	209,251
Idenix Pharmaceuticals, Inc. (a)	3,404	11,506
Idera Pharmaceuticals, Inc. (a)	1,360	3,604
ImmunoGen, Inc. (a)	2,805	25,273
Immunomedics, Inc. (a)	4,222	15,453
Incyte Corp. (a)	5,344	73,106
Infinity Pharmaceuticals, Inc. (a)	1,914	11,082
Inhibitex, Inc. (a)	3,811	8,956
Insmed, Inc. (a)	6,842	3,729
InterMune, Inc. (a)	2,489	91,122
Ironwood Pharmaceuticals, Inc. Class A	1,926	23,555
Isis Pharmaceuticals, Inc. (a)	4,426	40,365
Keryx Biopharmaceuticals, Inc. (a)	2,700	10,665
Lexicon Pharmaceuticals, Inc. (a)	14,918	28,941
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	1,190	12,900
rights (a)	1,530	66
rights	1,530	54
rights (a)	1,530	46
rights (a)	1,530	33
MannKind Corp. (a)(d)	5,648	21,124
Marina Biotech, Inc. (a)	1,122	784
Marshall Edwards, Inc. (a)	255	436
Maxygen, Inc.	1,910	7,965
Medivation, Inc. (a)	1,516	26,196
Metabolix, Inc. (a)	1,157	10,506
Micromet, Inc. (a)	4,872	30,353
Momenta Pharmaceuticals, Inc. (a)	1,876	26,039
Myrexis, Inc. (a)	980	3,753
Myriad Genetics, Inc. (a)	4,208	77,932
Nabi Biopharmaceuticals (a)	2,431	13,759
Nanosphere, Inc. (a)	1,791	5,892
Neurocrine Biosciences, Inc. (a)	2,392	16,146
NeurogesX, Inc. (a)(d)	1,466	5,585
Novavax, Inc. (a)	4,188	10,889
NPS Pharmaceuticals, Inc. (a)	2,687	20,771
Nymox Pharmaceutical Corp. (a)(d)	1,326	8,606
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Omeros Corp. (a)	1,369	$ 8,885
OncoGenex Pharmaceuticals, Inc. (a)	323	5,071
Oncolytics Biotech, Inc. (a)	2,356	15,064
Oncothyreon, Inc. (a)	1,344	4,260
ONYX Pharmaceuticals, Inc. (a)	2,622	92,399
Orchid Cellmark, Inc. (a)	2,862	5,953
OREXIGEN Therapeutics, Inc. (a)(d)	2,582	8,417
Osiris Therapeutics, Inc. (a)	1,496	9,918
OXiGENE, Inc. (a)	278	681
Oxygen Biotherapeutics, Inc. (a)	1,939	3,742
PDL BioPharma, Inc.	5,169	28,688
Peregrine Pharmaceuticals, Inc. (a)	1,553	3,463
Pharmacyclics, Inc. (a)(d)	3,230	16,667
Pharmasset, Inc. (a)	1,506	75,300
Poniard Pharmaceuticals, Inc. (a)	2,108	738
Progenics Pharmaceuticals, Inc. (a)	1,445	8,164
QLT, Inc. (a)	2,655	17,921
Regeneron Pharmaceuticals, Inc. (a)	3,528	127,961
Repligen Corp. (a)	1,582	7,625
Rigel Pharmaceuticals, Inc. (a)	2,308	16,133
RXi Pharmaceuticals Corp. (a)(d)	1,149	1,953
Sangamo Biosciences, Inc. (a)	2,024	16,738
Savient Pharmaceuticals, Inc. (a)	2,832	27,300
SciClone Pharmaceuticals, Inc. (a)	2,160	9,590
Seattle Genetics, Inc. (a)	4,115	61,108
SIGA Technologies, Inc. (a)	1,989	26,653
Sinovac Biotech Ltd. (a)	2,689	12,154
Spectrum Pharmaceuticals, Inc. (a)	2,709	18,394
StemCells, Inc. (a)	5,227	4,862
Sunesis Pharmaceuticals, Inc. (a)	353	741
Synta Pharmaceuticals Corp. (a)	1,435	8,022
Talecris Biotherapeutics Holdings Corp. (a)	5,429	135,399
Targacept, Inc. (a)	1,208	34,633
Telik, Inc. (a)	2,709	2,844
Theravance, Inc. (a)	2,832	64,513
Transcept Pharmaceuticals, Inc. (a)	650	5,805
Transition Therapeutics, Inc. (a)	2,448	12,476
Trimeris, Inc. (a)	1,003	2,568
Trius Therapeutics, Inc.	1,062	7,147
United Therapeutics Corp. (a)	2,510	169,249
Vanda Pharmaceuticals, Inc. (a)	1,446	10,643
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	9,010	$ 420,497
Vical, Inc. (a)	2,329	4,914
XOMA Ltd. (a)	555	2,903
Zalicus, Inc. (a)	3,962	8,598
ZIOPHARM Oncology, Inc. (a)	2,720	16,565
		10,494,677
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	991	26,281
Abiomed, Inc. (a)	1,400	17,458
Accuray, Inc. (a)	2,449	24,245
Align Technology, Inc. (a)	3,111	64,864
Alimera Sciences, Inc. (a)	1,500	11,970
Alphatec Holdings, Inc. (a)(d)	3,009	8,004
American Medical Systems Holdings, Inc. (a)	3,185	69,783
Analogic Corp.	578	31,328
Angiodynamics, Inc. (a)	1,123	18,889
Anika Therapeutics, Inc. (a)	1,395	12,625
ArthroCare Corp. (a)	1,178	40,629
Atrion Corp.	95	16,752
BioLase Technology, Inc. (a)	1,190	3,689
Cardica, Inc. (a)	987	3,237
Cardiovascular Systems, Inc. (a)	516	4,592
Cerus Corp. (a)(d)	2,024	6,963
China Medical Technologies, Inc. sponsored ADR (a)(d)	997	13,101
Conceptus, Inc. (a)	1,230	17,294
CONMED Corp. (a)	1,445	38,264
Cutera, Inc. (a)	477	4,608
Cyberonics, Inc. (a)	1,553	51,296
Cynosure, Inc. Class A (a)	374	5,101
Delcath Systems, Inc. (a)(d)	1,657	10,853
DENTSPLY International, Inc.	6,587	246,156
DexCom, Inc. (a)	2,488	36,399
DynaVox, Inc. Class A (a)	500	2,920
Endologix, Inc. (a)	2,652	15,753
Exactech, Inc. (a)	861	16,316
Gen-Probe, Inc. (a)	2,172	136,575
Given Imaging Ltd. (a)	1,673	31,954
Hansen Medical, Inc. (a)	1,383	2,890
HeartWare International, Inc. (a)	637	53,559
Hologic, Inc. (a)	11,748	237,075
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ICU Medical, Inc. (a)	748	$ 31,409
IDEXX Laboratories, Inc. (a)(d)	2,555	198,524
Immucor, Inc. (a)	3,181	61,934
Imris, Inc. (a)	1,062	7,884
Insulet Corp. (a)	1,710	30,267
Integra LifeSciences Holdings Corp. (a)	1,218	61,083
Intuitive Surgical, Inc. (a)	1,727	566,370
IRIS International, Inc. (a)	1,208	12,261
Kensey Nash Corp. (a)	663	17,410
Mako Surgical Corp. (a)	1,812	37,327
Masimo Corp.	2,489	75,018
Medical Action Industries, Inc. (a)	782	6,459
MELA Sciences, Inc. (a)	851	2,238
Meridian Bioscience, Inc.	1,876	40,465
Merit Medical Systems, Inc. (a)	1,111	18,976
Natus Medical, Inc. (a)	1,218	19,317
Neogen Corp. (a)	1,020	38,138
NeuroMetrix, Inc. (a)	664	345
NuVasive, Inc. (a)	1,644	43,944
NxStage Medical, Inc. (a)	2,111	43,550
OraSure Technologies, Inc. (a)	2,023	14,019
Orthofix International NV (a)	756	23,890
Orthovita, Inc. (a)	3,525	8,390
Palomar Medical Technologies, Inc. (a)	873	13,951
Quidel Corp. (a)	1,264	16,634
Rochester Medical Corp. (a)	595	6,289
Rockwell Medical Technologies, Inc. (a)	1,093	9,968
RTI Biologics, Inc. (a)	3,049	8,202
Shamir Optical Industry Ltd.	664	9,024
Sirona Dental Systems, Inc. (a)	2,522	127,260
Solta Medical, Inc. (a)	2,877	9,005
SonoSite, Inc. (a)	833	29,946
Staar Surgical Co. (a)	1,190	7,140
Stereotaxis, Inc. (a)	1,922	7,592
SurModics, Inc. (a)	782	10,197
Syneron Medical Ltd. (a)	1,483	21,800
Synovis Life Technologies, Inc. (a)	898	17,727
The Spectranetics Corp. (a)	2,040	9,833
ThermoGenesis Corp. (a)	936	2,555
Thoratec Corp. (a)	2,550	71,094
TomoTherapy, Inc. (a)	2,108	7,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Tornier BV	1,593	$ 29,263
Trinity Biotech PLC sponsored ADR (a)	1,326	11,788
Unilife Corp. (a)	2,266	10,696
Urologix, Inc. (a)	873	533
Utah Medical Products, Inc.	226	6,231
Vascular Solutions, Inc. (a)	1,361	14,957
Vermillion, Inc. (a)	642	3,197
Volcano Corp. (a)	2,306	60,509
Winner Medical Group, Inc. (a)(d)	1,100	5,720
Wright Medical Group, Inc. (a)	1,615	25,565
Young Innovations, Inc.	578	18,305
Zoll Medical Corp. (a)	927	42,902
		3,256,028
Health Care Providers & Services - 1.6%
Addus HomeCare Corp. (a)	493	2,214
Air Methods Corp. (a)	646	37,494
Allied Healthcare International, Inc. (a)	3,724	9,124
Almost Family, Inc. (a)	363	14,157
Amedisys, Inc. (a)	1,162	41,739
America Service Group, Inc.	511	9,341
American Dental Partners, Inc. (a)	443	5,693
AmSurg Corp. (a)	1,496	35,350
Animal Health International, Inc. (a)	1,021	3,982
Bio-Reference Laboratories, Inc. (a)	986	20,627
BioScrip, Inc. (a)	1,774	7,486
CardioNet, Inc. (a)	1,867	8,999
Catalyst Health Solutions, Inc. (a)	1,982	89,606
Chindex International, Inc. (a)	686	12,245
Corvel Corp. (a)	544	26,928
Cross Country Healthcare, Inc. (a)	1,196	9,951
Epocrates, Inc. (a)	956	20,745
Express Scripts, Inc. (a)	23,232	1,306,103
Genoptix, Inc. (a)	754	18,842
Gentiva Health Services, Inc. (a)	1,242	35,062
Healthways, Inc. (a)	1,689	23,595
Henry Schein, Inc. (a)	4,052	279,507
HMS Holdings Corp. (a)	1,191	89,992
IPC The Hospitalist Co., Inc. (a)	718	29,294
LCA-Vision, Inc. (a)	1,020	7,211
LHC Group, Inc. (a)	884	26,396
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	2,420	$ 94,332
Lincare Holdings, Inc.	4,319	126,719
Magellan Health Services, Inc. (a)	1,499	71,922
Medcath Corp. (a)	844	12,002
MedQuist Holdings, Inc. (a)	2,443	22,182
MWI Veterinary Supply, Inc. (a)	566	39,179
NovaMed Eyecare, Inc. (a)	362	4,757
Patterson Companies, Inc.	5,559	185,559
PDI, Inc. (a)	697	6,043
Providence Service Corp. (a)	918	15,064
PSS World Medical, Inc. (a)	2,675	69,604
RadNet, Inc. (a)	2,271	7,608
Rural/Metro Corp. (a)	1,198	17,958
Sharps Compliance Corp. (a)	1,009	5,671
Sun Healthcare Group, Inc. (a)	880	12,936
The Ensign Group, Inc.	911	27,704
U.S. Physical Therapy, Inc. (a)	754	14,907
VCA Antech, Inc. (a)	3,740	93,650
		2,999,480
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,932	169,348
athenahealth, Inc. (a)	1,507	68,327
Cerner Corp. (a)	3,566	358,205
Computer Programs & Systems, Inc.	487	26,303
MedAssets, Inc. (a)	2,658	37,664
Medidata Solutions, Inc. (a)	1,246	32,284
MedQuist, Inc.	1,132	10,131
Merge Healthcare, Inc. (a)	3,078	15,421
Omnicell, Inc. (a)	1,587	21,329
Quality Systems, Inc.	1,170	93,483
SXC Health Solutions Corp. (a)	2,834	139,738
Transcend Services, Inc. (a)	545	11,603
Vital Images, Inc. (a)	1,109	16,624
		1,000,460
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	2,614	22,637
Affymetrix, Inc. (a)	3,814	18,727
Albany Molecular Research, Inc. (a)	1,553	7,020
Arrowhead Research Corp. (a)	2,346	1,595
BG Medicine, Inc.	637	5,446
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bruker BioSciences Corp. (a)	7,140	$ 137,017
Caliper Life Sciences, Inc. (a)	2,023	13,534
Complete Genomics, Inc.	1,302	9,505
Compugen Ltd. (a)	2,589	13,152
Dionex Corp. (a)	878	103,446
eResearchTechnology, Inc. (a)	2,347	14,903
Fluidigm Corp. (a)	850	12,011
Furiex Pharmaceuticals, Inc. (a)	435	7,230
Harvard Bioscience, Inc. (a)	2,248	9,768
ICON PLC sponsored ADR (a)	2,590	51,515
Illumina, Inc. (a)	5,446	377,952
Kendle International, Inc. (a)	759	9,032
Life Technologies Corp. (a)	8,216	438,488
Luminex Corp. (a)	1,960	36,887
Medtox Scientific, Inc.	408	6,177
Pacific Biosciences of California, Inc.	2,810	44,229
PAREXEL International Corp. (a)	2,420	56,797
Pharmaceutical Product Development, Inc.	5,237	143,860
Pure Bioscience (a)(d)	3,349	6,464
QIAGEN NV (a)(d)	10,218	210,797
Sequenom, Inc. (a)	3,812	23,406
Techne Corp.	1,700	121,873
		1,903,468
Pharmaceuticals - 2.1%
Acura Pharmaceuticals, Inc. (a)(d)	1,827	6,011
Adolor Corp. (a)	1,921	2,689
Akorn, Inc. (a)	3,661	20,465
Alexza Pharmaceuticals, Inc. (a)	4,136	5,170
Ardea Biosciences, Inc. (a)	1,168	30,964
Auxilium Pharmaceuticals, Inc. (a)	2,010	45,165
AVANIR Pharmaceuticals Class A (a)(d)	4,867	18,349
Biodel, Inc. (a)(d)	1,697	3,445
BioMimetic Therapeutics, Inc. (a)	1,255	16,917
Cadence Pharmaceuticals, Inc. (a)(d)	2,136	16,041
Cardiome Pharma Corp. (a)	2,911	16,844
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	210	838
Columbia Laboratories, Inc. (a)	1,752	6,114
Corcept Therapeutics, Inc. (a)	2,907	10,872
Cumberland Pharmaceuticals, Inc. (a)	782	4,786
DepoMed, Inc. (a)	3,474	29,147
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Durect Corp. (a)	4,443	$ 14,395
Endo Pharmaceuticals Holdings, Inc. (a)	5,305	188,434
Endocyte, Inc.	637	4,669
Eurand NV (a)	1,893	22,659
Flamel Technologies SA sponsored ADR (a)	1,173	7,531
Hi-Tech Pharmacal Co., Inc. (a)	460	10,621
Impax Laboratories, Inc. (a)	2,720	56,005
Inspire Pharmaceuticals, Inc. (a)	3,512	14,118
Ista Pharmaceuticals, Inc. (a)	2,182	16,823
Jazz Pharmaceuticals, Inc. (a)	1,459	35,935
Jiangbo Pharmaceuticals, Inc. (a)	563	3,491
Labopharm, Inc. (a)	2,839	2,046
MAP Pharmaceuticals, Inc. (a)	1,199	19,340
Mylan, Inc. (a)	19,236	439,927
Nektar Therapeutics (a)	4,993	47,883
Novogen Ltd. sponsored ADR (a)	358	267
NuPathe, Inc.	531	4,158
Obagi Medical Products, Inc. (a)	1,332	15,265
Optimer Pharmaceuticals, Inc. (a)	1,534	18,316
Pacira Pharmaceuticals, Inc.	531	3,664
Pain Therapeutics, Inc.	2,466	16,867
Perrigo Co.	4,080	311,834
Pozen, Inc. (a)	1,349	6,934
Questcor Pharmaceuticals, Inc. (a)	2,874	37,247
Salix Pharmaceuticals Ltd. (a)	2,571	85,717
Santarus, Inc. (a)	2,760	8,804
Shire PLC sponsored ADR	2,452	208,445
Skystar Bio-Pharmaceutical Co. Ltd. (a)	673	5,054
Somaxon Pharmaceuticals, Inc. (a)(d)	3,309	10,092
Sucampo Pharmaceuticals, Inc. Class A (a)	851	3,651
SuperGen, Inc. (a)	2,160	6,415
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,495	1,577,900
The Medicines Company (a)	2,199	38,241
ViroPharma, Inc. (a)	3,660	65,624
Vivus, Inc. (a)	3,627	27,601
Warner Chilcott PLC	11,204	265,311
XenoPort, Inc. (a)	1,230	8,942
		3,844,043
TOTAL HEALTH CARE		23,498,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,078	$ 31,273
American Science & Engineering, Inc.	459	43,146
Applied Energetics, Inc. (a)	4,710	3,919
Ascent Solar Technologies, Inc. (a)(d)	4,671	15,648
BE Aerospace, Inc. (a)	4,514	152,212
Ceradyne, Inc. (a)	1,179	45,073
Elbit Systems Ltd.	1,807	93,042
GeoEye, Inc. (a)	962	42,857
Global Defense Technology & Systems, Inc. (a)	512	8,371
Herley Industries, Inc. (a)	867	16,473
Innovative Solutions & Support, Inc. (a)	970	5,762
KEYW Holding Corp.	1,132	16,131
Kratos Defense & Security Solutions, Inc. (a)	813	11,715
Ladish Co., Inc. (a)	686	37,209
LMI Aerospace, Inc. (a)	521	9,357
Sypris Solutions, Inc. (a)	1,111	4,666
Taser International, Inc. (a)	3,066	11,589
		548,443
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,915	30,733
Atlas Air Worldwide Holdings, Inc. (a)	979	66,846
C.H. Robinson Worldwide, Inc.	7,204	521,498
Expeditors International of Washington, Inc.	9,291	444,110
Forward Air Corp.	1,360	40,297
Hub Group, Inc. Class A (a)	1,569	54,852
Pacer International, Inc. (a)	1,740	9,448
Park-Ohio Holdings Corp. (a)	805	17,774
UTI Worldwide, Inc.	4,528	90,107
		1,275,665
Airlines - 0.2%
Allegiant Travel Co.	810	33,429
Hawaiian Holdings, Inc. (a)	2,713	18,014
JetBlue Airways Corp. (a)	12,689	72,327
Pinnacle Airlines Corp. (a)	1,429	8,645
Republic Airways Holdings, Inc. (a)	1,910	12,109
Ryanair Holdings PLC sponsored ADR	5,086	145,053
SkyWest, Inc.	2,571	42,422
		331,999
Building Products - 0.1%
AAON, Inc.	790	24,253
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
American Woodmark Corp.	725	$ 14,464
Apogee Enterprises, Inc.	1,366	18,673
Builders FirstSource, Inc. (a)	5,417	12,947
China Architectural Engineering, Inc. (a)	1,640	1,902
China Ceramics Co. Ltd. (a)	906	6,605
Gibraltar Industries, Inc. (a)	1,281	13,873
Insteel Industries, Inc.	1,038	12,840
PGT, Inc. (a)	3,819	9,127
Universal Forest Products, Inc.	707	24,109
		138,793
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	2,286	13,396
Casella Waste Systems, Inc. Class A (a)	1,298	9,514
CECO Environmental Corp. (a)	584	3,469
Cintas Corp.	6,559	184,439
Copart, Inc. (a)	3,546	148,967
Courier Corp.	493	7,035
EnerNOC, Inc. (a)	1,004	19,357
Fuel Tech, Inc. (a)	1,099	8,221
G&K Services, Inc. Class A	793	25,709
Guanwei Recycling Corp. (a)	860	2,537
Healthcare Services Group, Inc.	2,885	51,266
Heritage-Crystal Clean, Inc. (a)	242	2,904
Herman Miller, Inc.	2,492	67,134
Industrial Services of America, Inc. (a)	519	5,600
InnerWorkings, Inc. (a)	2,313	18,897
Interface, Inc. Class A	2,449	40,825
Intersections, Inc.	749	7,483
Kimball International, Inc. Class B	1,615	11,563
McGrath RentCorp.	1,428	39,284
Mobile Mini, Inc. (a)	1,700	38,658
Multi-Color Corp.	436	8,088
Perma-Fix Environmental Services, Inc. (a)	3,146	4,656
R.R. Donnelley & Sons Co.	9,180	170,932
Standard Parking Corp. (a)	1,071	19,449
Stericycle, Inc. (a)	3,740	323,211
Swisher Hygiene, Inc. (a)	4,781	28,846
Sykes Enterprises, Inc. (a)	1,938	36,047
Team, Inc. (a)	1,122	29,093
Tetra Tech, Inc. (a)	2,868	67,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc. (a)	1,094	$ 73,757
US Ecology, Inc.	946	15,902
WCA Waste Corp. (a)	1,004	5,271
		1,488,908
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	5,635	203,762
Great Lakes Dredge & Dock Corp.	1,944	15,299
Insituform Technologies, Inc. Class A (a)	1,474	38,088
Integrated Electrical Services, Inc. (a)	827	3,167
Layne Christensen Co. (a)	1,014	33,837
MYR Group, Inc. (a)	969	21,861
Northwest Pipe Co. (a)	561	13,318
Primoris Services Corp.	1,416	12,107
Sterling Construction Co., Inc. (a)	725	9,498
UniTek Global Services, Inc. (a)	736	7,198
		358,135
Electrical Equipment - 0.3%
A-Power Energy Generation Systems, Ltd. (a)(d)	1,564	8,493
A123 Systems, Inc. (a)	4,477	42,442
Active Power, Inc. (a)	5,259	11,833
Advanced Battery Technologies, Inc. (a)(d)	2,744	10,647
Altair Nanotechnologies, Inc. (a)(d)	1,513	4,085
American Superconductor Corp. (a)	1,808	47,948
Beacon Power Corp. (a)	1,479	5,088
Broadwind Energy, Inc. (a)	4,105	6,568
Capstone Turbine Corp. (a)(d)	7,736	11,759
China BAK Battery, Inc. (a)	2,041	3,694
China Electric Motor, Inc.	1,132	4,449
China Recycling Energy Corp. (a)	1,802	5,046
China Ritar Power Corp. (a)	1,452	3,151
Coleman Cable, Inc. (a)	698	5,158
Deswell Industries, Inc.	975	3,315
Encore Wire Corp.	1,167	27,378
Ener1, Inc. (a)	6,228	22,981
Franklin Electric Co., Inc.	1,043	44,328
FuelCell Energy, Inc. (a)	8,009	14,016
Fushi Copperweld, Inc. (a)	1,584	15,412
Global Power Equipment Group, Inc. (a)	664	14,920
Harbin Electric, Inc. (a)	1,286	24,408
Highpower International, Inc. (a)	532	1,814
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hoku Corp. (a)(d)	3,783	$ 7,377
Hydrogenics Corp. (a)	293	1,427
II-VI, Inc. (a)	1,349	69,055
Jinpan International Ltd.	811	9,164
Lihua International, Inc. (a)(d)	1,110	12,010
Lime Energy Co. (a)	1,272	6,347
LSI Industries, Inc.	788	6,099
Ocean Power Technologies, Inc. (a)	663	3,448
Plug Power, Inc. (a)	5,730	4,183
Powell Industries, Inc. (a)	686	25,650
PowerSecure International, Inc. (a)	804	5,950
Preformed Line Products Co.	198	14,054
Satcon Technology Corp. (a)	2,246	8,175
Ultralife Corp. (a)	1,021	5,268
Valence Technology, Inc. (a)(d)	5,582	8,429
Vicor Corp.	1,757	26,759
Woodward, Inc.	3,032	99,722
		652,050
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	912	49,485
Machinery - 1.4%
3D Systems Corp. (a)	1,128	55,216
Altra Holdings, Inc. (a)	1,315	28,443
American Railcar Industries, Inc. (a)	850	17,179
Astec Industries, Inc. (a)	1,031	35,394
Bucyrus International, Inc. Class A	3,549	323,172
Chart Industries, Inc. (a)	1,434	65,089
China Fire & Security Group, Inc. (a)	1,139	6,549
China Valves Technology, Inc. (a)	1,360	8,296
China Wind Systems, Inc. (a)	1,535	6,217
CleanTech Innovations, Inc. (a)(d)	1,132	5,320
Columbus McKinnon Corp. (NY Shares) (a)	1,003	17,322
Commercial Vehicle Group, Inc. (a)	1,540	24,270
Dynamic Materials Corp.	510	13,479
Energy Recovery, Inc. (a)(d)	2,012	6,821
Flow International Corp. (a)	2,635	10,514
Force Protection, Inc. (a)	3,063	15,438
FreightCar America, Inc.	521	14,651
Gencor Industries, Inc. (a)	392	3,109
Hardinge, Inc.	442	5,901
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hurco Companies, Inc. (a)	255	$ 7,658
Joy Global, Inc.	4,468	435,094
L.B. Foster Co. Class A (a)	652	27,384
Lincoln Electric Holdings, Inc.	1,944	138,763
Makita Corp. sponsored ADR	96	4,077
Middleby Corp. (a)	941	84,379
NN, Inc. (a)	1,179	14,443
Nordson Corp.	1,568	170,771
Omega Flex, Inc. (a)	408	5,333
PACCAR, Inc.	16,121	808,146
PMFG, Inc. (a)	480	8,909
RBC Bearings, Inc. (a)	1,122	40,605
SmartHeat, Inc. (a)	1,416	6,471
Sun Hydraulics Corp.	793	28,627
Tecumseh Products Co.:
Class A (non-vtg.) (a)	907	10,911
Class B (a)	317	3,633
TriMas Corp. (a)	1,361	27,996
Twin Disc, Inc.	391	12,653
Westport Innovations, Inc. (a)	1,983	36,428
		2,534,661
Marine - 0.1%
DryShips, Inc. (a)	14,732	72,334
Eagle Bulk Shipping, Inc. (a)	3,097	12,729
Euroseas Ltd.	1,547	6,002
FreeSeas, Inc. (a)	329	1,000
Newlead Holdings Ltd. (a)	95	238
OceanFreight, Inc. (a)	3,916	3,016
Star Bulk Carriers Corp.	3,151	8,161
TBS International Ltd. Class A (a)	1,263	4,774
Ultrapetrol (Bahamas) Ltd. (a)	1,310	7,297
		115,551
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	432	25,777
Acacia Research Corp. - Acacia Technologies (a)	1,611	47,235
Advisory Board Co. (a)	861	44,049
Barrett Business Services, Inc.	476	6,945
CoStar Group, Inc. (a)	867	49,133
CRA International, Inc. (a)	544	14,111
Exponent, Inc. (a)	680	26,758
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Heidrick & Struggles International, Inc.	856	$ 23,309
Hudson Highland Group, Inc. (a)	1,106	7,421
Huron Consulting Group, Inc. (a)	946	26,318
ICF International, Inc. (a)	903	20,471
Kelly Services, Inc. Class A (non-vtg.) (a)	1,394	29,302
Kforce, Inc. (a)	1,927	34,416
LECG Corp. (a)	1,927	251
Lightbridge Corp. (a)	813	4,341
Odyssey Marine Exploration, Inc. (a)	4,441	14,522
On Assignment, Inc. (a)	1,820	19,110
Resources Connection, Inc.	1,915	36,940
School Specialty, Inc. (a)	850	13,048
Verisk Analytics, Inc. (a)	6,386	206,587
VSE Corp.	227	6,154
		656,198
Road & Rail - 0.4%
AMERCO (a)	912	88,090
Arkansas Best Corp.	1,145	27,159
Avis Budget Group, Inc. (a)	4,420	67,714
Covenant Transport Group, Inc. Class A (a)	970	8,439
Frozen Food Express Industries, Inc. (a)	1,955	8,016
Heartland Express, Inc.	3,952	65,564
J.B. Hunt Transport Services, Inc.	5,407	224,985
Landstar System, Inc.	2,176	96,767
Marten Transport Ltd.	890	19,002
Old Dominion Freight Lines, Inc. (a)	2,712	83,475
P.A.M. Transportation Services, Inc. (a)	732	8,667
Patriot Transportation Holding, Inc. (a)	494	12,380
Quality Distribution, Inc. (a)	958	9,676
Saia, Inc. (a)	721	10,873
Universal Truckload Services, Inc. (a)	1,009	16,235
USA Truck, Inc. (a)	476	6,088
Vitran Corp., Inc. (a)	1,072	13,486
Werner Enterprises, Inc.	3,046	71,733
YRC Worldwide, Inc. (a)(d)	1,776	4,795
		843,144
Trading Companies & Distributors - 0.3%
Aceto Corp.	1,094	8,675
Beacon Roofing Supply, Inc. (a)	2,352	49,886
DXP Enterprises, Inc. (a)	443	9,418
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Fastenal Co.	6,362	$ 395,271
H&E Equipment Services, Inc. (a)	1,462	22,924
Houston Wire & Cable Co.	878	11,765
Kaman Corp.	1,176	37,479
Lawson Products, Inc.	680	16,368
Mitsui & Co. Ltd. sponsored ADR	44	16,068
Rush Enterprises, Inc.:
Class A (a)	1,181	22,167
Class B (a)	707	11,453
Titan Machinery, Inc. (a)	946	24,341
		625,815
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,420	2,387
Grupo Aeroportuario Norte SAB de CV ADR	226	3,236
		5,623
TOTAL INDUSTRIALS		9,624,470
INFORMATION TECHNOLOGY - 52.9%
Communications Equipment - 7.4%
Acme Packet, Inc. (a)	2,748	206,760
ADTRAN, Inc.	2,443	111,108
Alvarion Ltd. (a)	3,377	6,619
Anaren, Inc. (a)	908	19,268
Arris Group, Inc. (a)	5,242	69,194
Aruba Networks, Inc. (a)	4,701	143,145
AudioCodes Ltd. (a)	2,244	14,608
Aviat Networks, Inc. (a)	3,427	20,939
Bel Fuse, Inc. Class B (non-vtg.)	419	9,176
BigBand Networks, Inc. (a)	3,275	8,515
Black Box Corp.	884	33,760
Blue Coat Systems, Inc. (a)	1,808	50,877
Brocade Communications Systems, Inc. (a)	19,411	123,648
Calix Networks, Inc. (a)	457	8,130
Ceragon Networks Ltd. (a)	1,514	18,819
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,343	5,694
Ciena Corp. (a)	4,132	113,919
Cisco Systems, Inc. (a)	244,800	4,543,488
Cogo Group, Inc. (a)	1,751	14,148
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Telecommunications Corp.	1,140	$ 30,837
DG FastChannel, Inc. (a)	1,243	41,156
Dialogic, Inc. (a)	1,225	6,064
Digi International, Inc. (a)	1,853	20,513
Ditech Networks, Inc. (a)	1,842	3,095
DragonWave, Inc. (a)	1,586	12,410
EchoStar Holding Corp. Class A (a)	2,063	71,586
EMCORE Corp. (a)(d)	3,100	8,649
EMS Technologies, Inc. (a)	756	14,697
Endwave Corp. (a)	1,009	2,684
EXFO, Inc. (sub. vtg.) (a)	1,027	12,002
Extreme Networks, Inc. (a)	3,990	15,641
F5 Networks, Inc. (a)	3,570	421,296
Finisar Corp. (a)	3,759	154,194
Gilat Satellite Networks Ltd. (a)	2,748	13,822
Globecomm Systems, Inc. (a)	817	8,701
Harmonic, Inc. (a)	4,982	47,877
Infinera Corp. (a)	4,387	35,140
InterDigital, Inc.	1,960	93,453
Ituran Location & Control Ltd.	1,683	26,844
Ixia (a)	3,400	59,670
JDS Uniphase Corp. (a)	9,611	237,103
KVH Industries, Inc. (a)	579	8,500
Loral Space & Communications Ltd. (a)	931	70,439
Meru Networks, Inc. (a)	650	13,884
Mitel Networks, Inc. (a)	2,255	12,854
NETGEAR, Inc. (a)	1,428	46,838
Network Engines, Inc. (a)	2,222	4,600
Network Equipment Technologies, Inc. (a)	1,527	5,558
Oclaro, Inc. (a)	2,129	37,534
Oplink Communications, Inc. (a)	777	21,142
Opnext, Inc. (a)	2,686	11,254
ORBCOMM, Inc. (a)	1,684	5,978
Orckit Communications Ltd. (a)	873	2,331
Parkervision, Inc. (a)	1,213	898
PC-Tel, Inc. (a)	1,264	9,467
Polycom, Inc. (a)	3,610	172,558
Powerwave Technologies, Inc. (a)	5,916	21,830
QUALCOMM, Inc.	71,400	4,254,012
RADWARE Ltd. (a)	847	31,906
Research In Motion Ltd. (a)	23,290	1,540,401
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	6,222	$ 256,906
SeaChange International, Inc. (a)	1,485	14,018
ShoreTel, Inc. (a)	3,066	20,818
Sierra Wireless, Inc. (a)	1,950	20,519
Silicom Ltd. (a)	391	7,190
Sonus Networks, Inc. (a)	11,940	36,178
Sycamore Networks, Inc.	1,323	28,246
Symmetricom, Inc. (a)	2,772	15,690
Tekelec (a)	2,976	22,826
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	10,652	136,772
Telestone Technologies Corp. (a)	354	3,037
Tellabs, Inc.	15,836	85,356
Telular Corp.	1,037	7,207
Tollgrade Communications, Inc. (a)	805	8,042
UTStarcom, Inc. (a)	4,715	9,666
ViaSat, Inc. (a)	1,557	64,787
Westell Technologies, Inc. Class A (a)	1,474	4,820
Zhone Technologies, Inc. (a)	3,082	7,119
ZST Digital Networks, Inc. (a)	1,139	7,324
		13,887,754
Computers & Peripherals - 9.6%
Apple, Inc. (a)	40,418	14,276,021
Avid Technology, Inc. (a)	1,757	38,759
Concurrent Computer Corp. (a)	408	2,501
Cray, Inc. (a)	2,087	15,402
Dell, Inc. (a)	86,062	1,362,361
Dot Hill Systems Corp. (a)	3,865	12,639
Electronics for Imaging, Inc. (a)	1,500	23,145
Hutchinson Technology, Inc. (a)	1,196	3,755
iGO, Inc. (a)	1,548	5,898
Immersion Corp. (a)	1,513	10,742
Intevac, Inc. (a)	1,031	13,166
Logitech International SA (a)	8,047	151,847
NetApp, Inc. (a)	15,640	807,962
Novatel Wireless, Inc. (a)	2,263	13,397
Presstek, Inc. (a)	1,806	4,280
QLogic Corp. (a)	5,034	90,914
Rimage Corp.	452	6,785
SanDisk Corp. (a)	10,230	507,408
Seagate Technology (a)	20,878	265,151
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Silicon Graphics International Corp. (a)	1,145	$ 17,759
Smart Technologies, Inc. Class A (a)	1,753	16,110
STEC, Inc. (a)(d)	2,131	43,536
Stratasys, Inc. (a)	818	37,121
Super Micro Computer, Inc. (a)	1,383	20,676
Synaptics, Inc. (a)	1,530	45,135
Transact Technologies, Inc. (a)	1,417	14,057
Xyratex Ltd. (a)	1,332	16,930
		17,823,457
Electronic Equipment & Components - 1.4%
Agilysys, Inc. (a)	1,190	5,974
Brightpoint, Inc. (a)	3,542	44,629
CalAmp Corp. (a)	3,073	9,373
Cognex Corp.	2,034	56,769
Coherent, Inc. (a)	1,105	68,234
Comverge, Inc. (a)	1,227	6,245
Daktronics, Inc.	1,995	22,843
DDi Corp.	931	9,654
DTS, Inc. (a)	963	43,672
Echelon Corp. (a)	2,074	18,168
Electro Rent Corp.	1,224	19,596
Electro Scientific Industries, Inc. (a)	1,513	23,058
FARO Technologies, Inc. (a)	782	27,878
Flextronics International Ltd. (a)	34,000	275,060
FLIR Systems, Inc.	6,664	215,247
Funtalk China Holdings Ltd. (a)	1,756	8,973
GSI Group, Inc. (a)	1,700	21,930
HLS Systems International Ltd. (a)(d)	2,255	33,938
I. D. Systems Inc. (a)	681	3,316
Identive Group, Inc. (a)	1,768	4,650
Insight Enterprises, Inc. (a)	2,420	44,262
IPG Photonics Corp. (a)	1,774	100,976
Itron, Inc. (a)	1,747	99,072
Littelfuse, Inc.	907	47,917
LoJack Corp. (a)	1,191	7,122
Magal Security Systems Ltd. (a)	1,706	5,033
Maxwell Technologies, Inc. (a)	969	17,549
Measurement Specialties, Inc. (a)	589	18,224
Mercury Computer Systems, Inc. (a)	1,077	20,441
Microvision, Inc. (a)	3,889	6,495
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Molex, Inc.	4,443	$ 124,093
Molex, Inc. Class A (non-vtg.)	3,474	79,971
MTS Systems Corp.	878	40,660
Multi-Fineline Electronix, Inc. (a)	1,264	36,176
National Instruments Corp.	5,185	161,409
NetList, Inc. (a)(d)	3,242	7,651
Newport Corp. (a)	1,383	23,027
Orbotech Ltd. (a)	1,598	22,500
OSI Systems, Inc. (a)	810	30,472
PC Connection, Inc. (a)	783	6,656
PC Mall, Inc. (a)	630	6,678
Planar Systems, Inc. (a)	2,201	5,723
Plexus Corp. (a)	1,961	61,634
Power-One, Inc. (a)(d)	4,581	37,702
RadiSys Corp. (a)	1,060	8,830
Richardson Electronics Ltd.	1,361	17,693
Rofin-Sinar Technologies, Inc. (a)	1,269	49,212
Sanmina-SCI Corp. (a)	3,492	54,545
ScanSource, Inc. (a)	1,366	49,900
SMART Modular Technologies (WWH), Inc. (a)	2,398	16,618
Spectrum Control, Inc. (a)	448	6,276
Tech Data Corp. (a)	1,870	92,715
Trimble Navigation Ltd. (a)	5,052	248,306
TTM Technologies, Inc. (a)	3,294	57,777
Universal Display Corp. (a)	1,700	71,553
Viasystems Group, Inc. (a)	802	19,039
X-Rite, Inc. (a)	3,621	16,838
Zygo Corp. (a)	1,140	16,507
		2,656,459
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	7,932	297,688
Ancestry.com, Inc. (a)	1,824	59,937
Autobytel, Inc. (a)	1,990	2,249
Baidu.com, Inc. sponsored ADR (a)	11,792	1,428,719
China Finance Online Co. Ltd. ADR (a)	1,037	5,662
ChinaCache International Holdings Ltd. sponsored ADR	255	5,424
comScore, Inc. (a)	1,230	33,862
Constant Contact, Inc. (a)	1,275	36,886
CryptoLogic Ltd. (a)	544	555
DealerTrack Holdings, Inc. (a)	2,148	43,347
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digital River, Inc. (a)	1,723	$ 57,858
EarthLink, Inc.	5,049	41,553
eBay, Inc. (a)	57,495	1,926,370
Enternet Gold Golden Lines Ltd. (a)	816	24,145
Equinix, Inc. (a)	1,961	169,509
GigaMedia Ltd. (a)	2,415	2,753
Google, Inc. Class A (a)	10,948	6,715,503
GSI Commerce, Inc. (a)	2,790	58,004
HSW International, Inc. (a)	199	619
IAC/InterActiveCorp (a)	3,733	115,984
InfoSpace, Inc. (a)	1,587	12,791
Internap Network Services Corp. (a)	2,591	17,619
Internet Initiative Japan, Inc. sponsored ADR	805	6,649
iPass, Inc.	2,726	4,062
j2 Global Communications, Inc. (a)	1,947	56,638
Keynote Systems, Inc.	765	13,456
KIT Digital, Inc. (a)	841	10,941
Ku6 Media Co. Ltd. sponsored ADR (a)	1,905	7,239
Limelight Networks, Inc. (a)	3,768	26,188
Liquidity Services, Inc. (a)	1,349	21,678
LivePerson, Inc. (a)	2,601	26,088
Local.com Corp. (a)(d)	2,535	10,064
LogMeIn, Inc. (a)	957	34,347
LoopNet, Inc. (a)	1,496	17,802
Marchex, Inc. Class B	2,029	18,241
Market Leader, Inc. (a)	975	2,564
MediaMind Technologies, Inc. (a)	796	10,810
Mercadolibre, Inc.	1,944	127,876
ModusLink Global Solutions, Inc. (a)	1,887	13,020
Move, Inc. (a)	7,005	14,851
NaviSite, Inc. (a)	4,068	22,211
NetEase.com, Inc. sponsored ADR (a)	3,338	155,718
NIC, Inc.	2,789	28,280
Open Text Corp. (a)	2,504	147,288
OpenTable, Inc. (a)	1,075	95,535
Openwave Systems, Inc. (a)	4,035	8,958
Perficient, Inc. (a)	1,718	21,355
Points International Ltd. (a)	478	4,872
QuinStreet, Inc.	1,985	43,253
RADVision Ltd. (a)	1,387	15,812
RealNetworks, Inc. (a)	6,279	24,174
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rediff.com India Ltd. sponsored ADR (a)	1,599	$ 9,482
RightNow Technologies, Inc. (a)	1,621	43,264
Saba Software, Inc. (a)	1,820	12,867
SAVVIS, Inc. (a)	2,590	84,149
SciQuest, Inc.	906	12,920
Selectica, Inc. (a)	386	2,289
Sify Technologies Ltd. sponsored ADR (a)(d)	8,671	23,238
Sina Corp. (a)	2,653	216,671
Sohu.com, Inc. (a)	1,581	128,946
SPS Commerce, Inc. (a)	600	9,300
Stamps.com, Inc.	765	10,282
Subaye, Inc. (a)	614	4,660
Support.com, Inc. (a)	3,111	17,359
TechTarget, Inc. (a)	1,700	14,773
Terremark Worldwide, Inc. (a)	2,398	45,514
The Knot, Inc. (a)	1,485	14,895
TheStreet.com, Inc.	1,242	4,123
Travelzoo, Inc. (a)	851	33,572
United Online, Inc.	3,675	22,087
ValueClick, Inc. (a)	3,497	52,210
VeriSign, Inc.	7,681	271,062
VistaPrint Ltd. (a)	1,927	98,682
Vocus, Inc. (a)	929	22,575
Web.com, Inc. (a)	1,496	19,029
WebMD Health Corp. (a)	2,488	144,304
WebMediaBrands, Inc. (a)	1,922	2,633
Yahoo!, Inc. (a)	57,797	947,871
Zix Corp. (a)	4,664	17,210
		14,332,974
IT Services - 2.3%
Acorn Energy, Inc. (a)	1,247	5,100
Acxiom Corp. (a)	3,644	62,458
Automatic Data Processing, Inc.	21,383	1,069,150
Cardtronics, Inc. (a)	2,182	41,349
Cass Information Systems, Inc.	435	16,987
China Information Technology, Inc. (a)	2,152	10,437
Cognizant Technology Solutions Corp. Class A (a)	13,192	1,014,069
Computer Task Group, Inc. (a)	811	9,513
CSG Systems International, Inc. (a)	1,536	30,029
Echo Global Logistics, Inc. (a)	1,590	18,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Edgewater Technology, Inc. (a)	992	$ 2,311
Euronet Worldwide, Inc. (a)	2,250	40,658
ExlService Holdings, Inc. (a)	1,400	31,108
Fiserv, Inc. (a)	6,746	426,819
Forrester Research, Inc.	1,105	39,979
Hackett Group, Inc. (a)	1,921	6,935
hiSoft Technology International Ltd. ADR (a)	523	12,955
iGate Corp.	2,313	41,865
Information Services Group, Inc. (a)	1,412	3,163
Infosys Technologies Ltd. sponsored ADR	4,706	313,890
Innodata Isogen, Inc. (a)	1,429	3,901
Integral Systems, Inc. (a)	1,485	18,176
Jack Henry & Associates, Inc.	3,525	112,483
Lionbridge Technologies, Inc. (a)	2,432	8,950
LML Payment Systems, Inc. (a)(d)	2,717	12,770
ManTech International Corp. Class A (a)	906	39,139
NCI, Inc. Class A (a)	555	12,710
Ness Technologies, Inc. (a)	1,332	7,899
Online Resources Corp. (a)	1,106	7,244
Paychex, Inc.	16,084	540,905
PFSweb, Inc. (a)	171	587
PRG-Schultz International, Inc. (a)	1,961	11,158
Rainmaker Systems, Inc. (a)	2,721	3,809
Sapient Corp.	5,228	61,952
Syntel, Inc.	1,652	86,978
Teletech Holdings, Inc. (a)	3,049	69,456
Telvent GIT SA (a)(d)	1,396	40,358
Virtusa Corp. (a)	1,132	19,119
Yucheng Technologies Ltd. (a)	562	2,287
		4,257,450
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,590	96,659
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Analogic Technologies, Inc. (a)	3,192	13,502
Advanced Energy Industries, Inc. (a)	1,700	27,404
Aixtron AG sponsored ADR (d)	212	8,881
Alpha & Omega Semiconductor Ltd. (a)	928	12,120
Altera Corp.	13,600	569,296
Amkor Technology, Inc. (a)	8,681	63,979
Amtech Systems, Inc. (a)	453	10,405
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ANADIGICS, Inc. (a)	3,417	$ 18,554
Applied Materials, Inc.	59,104	971,079
Applied Micro Circuits Corp. (a)	2,742	28,791
ARM Holdings PLC sponsored ADR	3,441	104,159
ASM International NV unit (a)	391	15,847
ASML Holding NV	5,145	224,322
Atheros Communications, Inc. (a)	2,999	134,385
Atmel Corp. (a)	20,236	297,064
ATMI, Inc. (a)	1,463	26,685
AuthenTec, Inc. (a)	1,191	4,085
Avago Technologies Ltd.	10,598	360,226
Axcelis Technologies, Inc. (a)	5,169	14,215
AXT, Inc. (a)	2,253	16,717
Broadcom Corp. Class A	19,832	817,475
Brooks Automation, Inc. (a)	3,406	42,745
Cabot Microelectronics Corp. (a)	1,111	54,239
Camtek Ltd. (a)	1,684	6,635
Canadian Solar, Inc. (a)	2,255	32,765
Cavium Networks, Inc. (a)	1,908	82,387
Ceva, Inc. (a)	1,190	27,132
China Sunergy Co. Ltd. ADR (a)	1,496	6,732
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,392	17,438
Cirrus Logic, Inc. (a)	2,947	68,812
Cohu, Inc.	1,003	14,764
Conexant Systems, Inc. (a)	3,886	9,171
Cree, Inc. (a)	4,629	243,809
Cymer, Inc. (a)	1,366	69,120
Cypress Semiconductor Corp. (a)	6,856	143,702
Diodes, Inc. (a)	1,842	53,344
DSP Group, Inc. (a)	1,479	11,669
Energy Conversion Devices, Inc. (a)	2,051	8,040
Entegris, Inc. (a)	5,916	51,588
Entropic Communications, Inc. (a)(d)	3,681	34,086
Evergreen Solar, Inc. (a)(d)	7,032	15,611
Exar Corp. (a)	1,989	12,869
Ezchip Semiconductor Ltd. (a)	1,156	34,772
FEI Co. (a)	1,649	55,291
First Solar, Inc. (a)(d)	3,736	550,649
FormFactor, Inc. (a)	2,102	20,663
FSI International, Inc. (a)	1,876	7,260
GSI Technology, Inc. (a)	1,382	13,005
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Solar International, Inc. (a)	6,726	$ 71,901
Hanwha Solarone Co. Ltd. ADR (a)	2,029	17,348
Himax Technologies, Inc. sponsored ADR	3,979	10,067
Hittite Microwave Corp. (a)	1,519	93,236
Ikanos Communications, Inc. (a)	2,108	2,656
Integrated Device Technology, Inc. (a)	8,076	62,589
Integrated Silicon Solution, Inc. (a)	1,145	11,198
Intel Corp.	245,604	5,273,118
Intersil Corp. Class A	5,599	71,611
IXYS Corp. (a)	1,842	22,878
JA Solar Holdings Co. Ltd. ADR (a)(d)	5,429	38,329
KLA-Tencor Corp.	7,272	355,019
Kopin Corp. (a)	3,746	16,445
Kulicke & Soffa Industries, Inc. (a)	3,253	31,196
Lam Research Corp. (a)	5,593	307,056
Lattice Semiconductor Corp. (a)	5,543	36,806
Linear Technology Corp.	9,836	339,932
LTX-Credence Corp. (a)	2,299	20,553
Marvell Technology Group Ltd. (a)	28,038	512,535
Mattson Technology, Inc. (a)	2,466	6,461
Maxim Integrated Products, Inc.	13,281	366,290
Mellanox Technologies Ltd. (a)	1,440	37,872
Micrel, Inc.	3,593	48,290
Microchip Technology, Inc. (d)	8,171	301,592
Micron Technology, Inc. (a)	44,042	490,187
Microsemi Corp. (a)	3,508	77,281
Mindspeed Technologies, Inc. (a)	1,334	10,325
MIPS Technologies, Inc. (a)	2,261	27,516
MKS Instruments, Inc.	2,221	66,674
Monolithic Power Systems, Inc. (a)	1,570	24,257
MoSys, Inc. (a)	1,734	9,780
Nanometrics, Inc. (a)	907	16,344
Netlogic Microsystems, Inc. (a)	2,757	114,112
Nova Measuring Instruments Ltd. (a)	1,242	11,675
Novellus Systems, Inc. (a)	4,301	171,868
NVE Corp. (a)	238	14,102
NVIDIA Corp. (a)	25,239	571,916
NXP Semiconductors NV (d)	10,943	349,629
O2Micro International Ltd. sponsored ADR (a)	1,842	15,068
Omnivision Technologies, Inc. (a)	2,381	72,906
ON Semiconductor Corp. (a)	18,451	205,729
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)	1,530	$ 10,588
Pericom Semiconductor Corp. (a)	1,536	15,452
Photronics, Inc. (a)	2,534	22,654
Pixelworks, Inc. (a)	676	2,319
PLX Technology, Inc. (a)	2,381	8,953
PMC-Sierra, Inc. (a)	10,126	79,995
Power Integrations, Inc.	1,132	45,099
QuickLogic Corp. (a)	1,752	8,760
Rambus, Inc. (a)	5,052	103,819
Ramtron International Corp. (a)	1,383	3,001
RDA Microelectronics, Inc. sponsored ADR	396	5,386
RF Micro Devices, Inc. (a)	12,637	94,778
Rubicon Technology, Inc. (a)(d)	1,077	24,577
Rudolph Technologies, Inc. (a)	1,230	13,628
SemiLEDs Corp. (d)	1,246	19,500
Semtech Corp. (a)	2,947	69,785
Sigma Designs, Inc. (a)	1,298	17,757
Silicon Image, Inc. (a)	3,695	29,708
Silicon Laboratories, Inc. (a)	2,051	93,115
Silicon Motion Technology Corp. sponsored ADR (a)	1,395	12,667
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,925	33,441
Skyworks Solutions, Inc. (a)	7,934	285,148
Spreadtrum Communications, Inc. ADR (a)	1,516	30,259
Standard Microsystems Corp. (a)	1,082	28,705
SunPower Corp.:
Class A (a)(d)	2,375	40,541
Class B (a)	1,880	31,734
Supertex, Inc. (a)	558	12,756
Tessera Technologies, Inc. (a)	2,063	35,917
Tower Semiconductor Ltd. (a)	11,330	15,296
TranSwitch Corp. (a)	910	2,384
Trident Microsystems, Inc. (a)	9,288	12,539
TriQuint Semiconductor, Inc. (a)	6,733	95,945
Ultra Clean Holdings, Inc. (a)	1,208	12,769
Ultratech, Inc. (a)	1,127	27,859
Varian Semiconductor Equipment Associates, Inc. (a)	3,389	161,689
Veeco Instruments, Inc. (a)	1,702	80,981
Verigy Ltd. (a)	2,845	36,900
Vimicro International Corp. sponsored ADR (a)	2,285	7,289
Volterra Semiconductor Corp. (a)	1,434	36,180
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Xilinx, Inc.	11,220	$ 373,065
Zoran Corp. (a)	2,109	23,642
		17,798,416
Software - 14.9%
ACI Worldwide, Inc. (a)	1,752	54,855
Activision Blizzard, Inc.	54,400	604,928
Actuate Corp. (a)	1,972	9,406
Adobe Systems, Inc. (a)	22,552	778,044
Advent Software, Inc. (a)	2,290	66,410
Allot Communications Ltd. (a)	1,071	17,066
American Software, Inc. Class A	958	6,438
ANSYS, Inc. (a)	4,069	229,166
Ariba, Inc. (a)	3,860	119,467
AsiaInfo Holdings, Inc. (a)	3,267	66,483
Aspen Technology, Inc. (a)	4,040	61,529
Authentidate Holding Corp. (a)	6,996	3,743
Autodesk, Inc. (a)	9,931	417,599
Blackbaud, Inc.	1,842	49,016
Blackboard, Inc. (a)	1,520	53,215
BluePhoenix Solutions Ltd. (a)	1,428	2,770
BMC Software, Inc. (a)	7,913	391,694
Bottomline Technologies, Inc. (a)	1,179	26,068
BroadSoft, Inc. (a)	1,200	42,360
CA, Inc.	22,587	559,706
Cadence Design Systems, Inc. (a)	11,753	116,942
Callidus Software, Inc. (a)	3,010	17,849
CDC Corp. Class A (a)	1,600	4,720
CDC Software Corp. ADR (a)	685	4,432
Changyou.com Ltd. (A Shares) ADR (a)	422	15,795
Check Point Software Technologies Ltd. (a)	9,130	455,039
China TransInfo Technlgy Corp. (a)(d)	986	4,585
Cinedigm Digital Cinema Corp. (a)	1,241	1,986
Citrix Systems, Inc. (a)	8,143	571,313
ClickSoftware Technologies Ltd. (a)	1,249	10,142
CommVault Systems, Inc. (a)	1,808	66,046
Compuware Corp. (a)	10,202	114,875
Concur Technologies, Inc. (a)	2,179	113,373
Convio, Inc. (a)	901	9,217
Deltek, Inc. (a)	2,624	19,129
DemandTec, Inc. (a)	1,281	16,666
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Descartes Systems Group, Inc. (a)	3,383	$ 22,815
Digimarc Corp. (a)	442	13,203
ebix.com, Inc. (a)	1,457	38,377
Electronic Arts, Inc. (a)	14,468	271,998
Epicor Software Corp. (a)	2,924	30,117
EPIQ Systems, Inc.	1,700	23,477
Evolving Systems, Inc.	1,501	11,978
FalconStor Software, Inc. (a)	2,874	13,996
Fortinet, Inc. (a)	2,969	121,254
Fundtech Ltd. (a)	850	15,343
Glu Mobile, Inc. (a)(d)	6,279	28,444
Guidance Software, Inc. (a)	1,464	11,200
Informatica Corp. (a)	4,205	197,677
Interactive Intelligence, Inc. (a)	1,179	40,569
Intuit, Inc. (a)	13,750	722,975
JDA Software Group, Inc. (a)	1,763	52,009
Kenexa Corp. (a)	1,099	25,486
KongZhong Corp. sponsored ADR (a)(d)	1,132	8,150
Lawson Software, Inc. (a)	6,774	68,688
Magic Software Enterprises Ltd. (a)(d)	1,334	10,138
Magma Design Automation, Inc. (a)	2,969	19,744
Majesco Entertainment Co. (a)	2,266	3,648
Manhattan Associates, Inc. (a)	1,044	33,617
Mentor Graphics Corp. (a)	4,137	65,778
MICROS Systems, Inc. (a)	3,389	161,452
Microsoft Corp.	377,400	10,031,292
MicroStrategy, Inc. Class A (a)	425	50,511
Monotype Imaging Holdings, Inc. (a)	1,757	23,509
Motricity, Inc. (a)	1,912	29,598
Net 1 UEPS Technologies, Inc. (a)	2,266	23,113
NetScout Systems, Inc. (a)	2,114	52,829
Nice Systems Ltd. sponsored ADR (a)	1,791	62,049
Novell, Inc. (a)	15,731	92,498
Nuance Communications, Inc. (a)	12,784	238,549
Opnet Technologies, Inc.	1,162	39,601
Oracle Corp.	222,020	7,304,458
Parametric Technology Corp. (a)	4,700	111,390
Pegasystems, Inc.	1,390	55,989
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,785	37,878
Pervasive Software, Inc. (a)	1,820	10,465
Progress Software Corp. (a)	2,865	84,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
QAD, Inc.:
Class A (a)	748	$ 6,799
Class B	187	1,672
QLIK Technologies, Inc.	3,425	89,598
Quest Software, Inc. (a)	4,029	107,937
Radiant Systems, Inc. (a)	1,496	25,656
RealPage, Inc.	3,028	75,094
Renaissance Learning, Inc.	1,360	14,606
Retalix Ltd. (a)	890	12,869
Rovi Corp. (a)	4,763	263,965
S1 Corp. (a)	3,043	19,871
Scientific Learning Corp. (a)	2,228	7,642
Shanda Games Ltd. sponsored ADR (a)	4,247	25,907
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,090	45,922
Smith Micro Software, Inc. (a)	1,514	14,186
Sonic Foundry, Inc. (a)	371	5,472
Sourcefire, Inc. (a)	1,060	28,726
SRS Labs, Inc. (a)	943	8,525
SS&C Technologies Holdings, Inc. (a)	3,213	62,943
SuccessFactors, Inc. (a)	3,295	118,323
Symantec Corp. (a)	34,367	619,637
Synchronoss Technologies, Inc. (a)	1,417	48,546
Synopsys, Inc. (a)	6,499	180,152
Take-Two Interactive Software, Inc. (a)	3,236	52,003
Taleo Corp. Class A (a)	1,593	51,438
TeleCommunication Systems, Inc. Class A (a)	1,700	7,259
TeleNav, Inc.	2,000	22,440
The9 Ltd. sponsored ADR (a)(d)	890	6,613
THQ, Inc. (a)	3,757	21,640
TIBCO Software, Inc. (a)	6,877	169,312
TigerLogic Corp. (a)(d)	1,117	5,362
TiVo, Inc. (a)	4,647	47,771
Trunkbow International Holdings Ltd. (a)	1,328	6,149
Ultimate Software Group, Inc. (a)	1,105	59,051
Vasco Data Security International, Inc. (a)	1,717	15,401
Velti PLC (a)	2,125	28,773
Verint Systems, Inc. (a)	1,381	47,479
Versant Corp. (a)	357	4,909
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)	3,647	$ 14,369
Websense, Inc. (a)	1,842	39,456
		27,745,523
TOTAL INFORMATION TECHNOLOGY		98,598,692
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,472	32,767
American Pacific Corp. (a)	595	3,582
Ampal-American Israel Corp. Class A (a)	2,210	4,354
Balchem Corp.	1,360	48,960
Cereplast, Inc. (a)	510	2,525
China Agritech, Inc. (a)(d)	836	7,039
Hawkins, Inc.	629	24,072
Innophos Holdings, Inc.	918	39,318
Innospec, Inc. (a)	1,156	30,992
KMG Chemicals, Inc.	579	10,868
Landec Corp. (a)	1,213	7,460
Material Sciences Corp. (a)	646	4,729
Methanex Corp.	4,188	121,899
Penford Corp. (a)	538	3,201
Senomyx, Inc. (a)	1,701	12,332
ShengdaTech, Inc. (a)	2,295	9,524
Sigma Aldrich Corp.	5,333	340,725
TPC Group, Inc. (a)	790	22,950
Yongye International, Inc. (a)(d)	2,266	17,154
Zagg, Inc. (a)(d)	1,017	9,184
Zoltek Companies, Inc. (a)	1,451	21,214
		774,849
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	391	15,773
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	340	9,547
Silgan Holdings, Inc.	3,374	123,084
		132,631
Metals & Mining - 0.7%
Century Aluminum Co. (a)	3,928	66,580
China Gerui Adv Mat Group Ltd. (a)(d)	1,776	9,715
China Natural Resources, Inc. (a)(d)	924	11,855
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
China Precision Steel, Inc. (a)(d)	2,166	$ 3,682
DRDGOLD Ltd. sponsored ADR (d)	1,098	5,237
Globe Specialty Metals, Inc.	3,125	72,781
Gulf Resources, Inc. (a)	1,326	11,881
Handy & Harman Ltd. (a)	643	7,684
Haynes International, Inc.	493	25,557
Horsehead Holding Corp. (a)	1,772	29,309
Kaiser Aluminum Corp.	929	46,942
Olympic Steel, Inc.	544	14,628
Pan American Silver Corp.	4,720	184,552
Qiao Xing Universal Telephone, Inc. (a)	2,486	5,991
Randgold Resources Ltd. sponsored ADR	2,793	226,093
Royal Gold, Inc.	2,323	115,267
Schnitzer Steel Industries, Inc. Class A	980	62,916
Silver Standard Resources, Inc. (a)	3,512	95,316
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	850	8,857
Steel Dynamics, Inc.	9,632	177,807
Sutor Technology Group Ltd. (a)	2,239	4,053
Universal Stainless & Alloy Products, Inc. (a)	531	18,346
US Energy Corp. (a)	1,220	7,796
		1,212,845
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	2,561	35,521
TOTAL MATERIALS		2,171,619
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	1,192	38,573
8x8, Inc. (a)	2,714	7,382
Alaska Communication Systems Group, Inc.	2,324	23,682
Arbinet-thexchange, Inc. (a)	267	2,294
Atlantic Tele-Network, Inc.	623	24,291
Cbeyond, Inc. (a)	1,247	17,433
City Telecom (HK) Ltd. sponsored ADR	635	9,265
Cogent Communications Group, Inc. (a)	2,006	29,568
Consolidated Communications Holdings, Inc.	1,463	26,758
FairPoint Communications, Inc. (a)	1,062	24,426
General Communications, Inc. Class A (a)	2,556	30,902
Global Crossing Ltd. (a)	2,306	36,320
Globalstar, Inc. (a)	12,039	15,891
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	646	$ 6,596
Hughes Communications, Inc. (a)	965	57,804
Iridium Communications, Inc. (a)	2,779	26,123
Level 3 Communications, Inc. (a)	70,941	99,317
Neutral Tandem, Inc. (a)	1,464	25,181
PAETEC Holding Corp. (a)	6,279	23,860
SureWest Communications (a)	799	10,403
Telefonos de Mexico SA de CV Series A sponsored ADR	198	3,540
tw telecom, inc. (a)	6,800	126,480
VocalTec Communications Ltd. (a)	478	10,038
Warwick Valley Telephone Co.	647	9,601
Windstream Corp.	20,966	262,914
		948,642
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV Series A sponsored ADR	334	19,145
Clearwire Corp. Class A (a)(d)	10,126	50,934
FiberTower Corp. (a)	1,569	5,209
ICO Global Communications Holdings Ltd. Class A (a)	7,198	16,483
Leap Wireless International, Inc. (a)	3,202	39,128
Millicom International Cellular SA	4,798	420,305
NII Holdings, Inc. (a)	7,319	299,786
NTELOS Holdings Corp.	2,051	39,830
Partner Communications Co. Ltd. ADR	652	12,245
SBA Communications Corp. Class A (a)	5,294	222,824
Shenandoah Telecommunications Co.	1,009	17,658
USA Mobility, Inc.	1,020	15,218
Vodafone Group PLC sponsored ADR	35,586	1,018,471
		2,177,236
TOTAL TELECOMMUNICATION SERVICES		3,125,878
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,009	41,339
Otter Tail Corp.	1,244	28,015
		69,354
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,020	5,345
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,264	3,395
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.1%
Artesian Resources Corp. Class A	425	$ 8,305
Cadiz, Inc. (a)	1,335	17,088
Connecticut Water Service, Inc.	527	13,433
Consolidated Water Co., Inc.	799	8,725
Middlesex Water Co.	578	10,849
Tri-Tech Holding, Inc. (a)	292	3,676
York Water Co.	482	8,180
		70,256
TOTAL UTILITIES		148,350
TOTAL COMMON STOCKS (Cost $145,848,239)		186,091,024
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.19% (b)	312,055	312,055
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,038,821	4,038,821
TOTAL MONEY MARKET FUNDS (Cost $4,350,876)		4,350,876
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $150,199,115)		190,441,900
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(3,950,715)
NET ASSETS - 100%		$ 186,491,185
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	40,383
Total	$ 40,422
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,405,560	$ 28,399,917	$ -	$ 5,643
Consumer Staples	3,707,905	3,707,905	-	-
Energy	3,388,007	3,388,007	-	-
Financials	13,422,387	13,422,337	50	-
Health Care	23,498,156	23,498,110	-	46
Industrials	9,624,470	9,624,470	-	-
Information Technology	98,598,692	98,598,692	-	-
Materials	2,171,619	2,171,619	-	-
Telecommunication Services	3,125,878	3,125,878	-	-
Utilities	148,350	148,350	-	-
Money Market Funds	4,350,876	4,350,876	-	-
Total Investments in Securities:	$ 190,441,900	$ 190,436,161	$ 50	$ 5,689
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,650
Total Realized Gain (Loss)	16,825
Total Unrealized Gain (Loss)	(38,660)
Cost of Purchases	18,268
Proceeds of Sales	(136,466)
Amortization/Accretion	-
Transfers in to Level 3	138,072
Transfers out of Level 3	-
Ending Balance	$ 5,689
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (45,081)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $150,482,418. Net unrealized appreciation aggregated $39,959,482, of which $51,156,280 related to appreciated investment securities and $11,196,798 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011